UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2006

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite® Index

Fund

Annual Report

November 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

	Past 1 year	Life of fund A
Fidelity® Nasdaq Composite® Index Fund	9.42%	9.89%

A From September 25, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite® Index Fund on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the NASDAQ Composite Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Fidelity® Nasdaq Composite® Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

There were a number of reasons why the overall U.S. stock market could have had subpar results during the 12-month period that ended on November 30, 2006, including rising interest rates, inflation concerns, historically high energy prices, unrest in the Middle East, North Korea's nuclear test and a worse-than-expected housing slump. Despite these negative conditions, though, U.S. stocks fared well. In fact, several bellwether market benchmarks reached record highs, including the larger-cap Dow Jones Industrial AverageSM - a gauge of 30 mega-cap, blue-chip stocks - and the small-cap-oriented Russell 2000® Index. The strength in equities was sparked in large part by two major factors: the double-digit earnings growth achieved by U.S. corporations, and steady economic growth that was neither overheated nor recessionary, thanks primarily to the Federal Reserve Board's monetary policy. For the 12 months overall, the Dow rose 15.76%, the Russell 2000 checked in with a 17.43% advance and the Standard & Poor's 500SM Index gained 14.23%.

For the 12 months ending November 30, 2006, the fund gained 9.42%, compared with 9.67% for the NASDAQ Composite Index. On a sector basis, telecommunication services and materials stocks were the strongest performers, while health care gained the least amount of ground. No sector performed negatively during the past year. Many of the fund's top individual performers were in the technology sector, although that group lagged the index overall during the year. Shares of communications equipment maker Cisco Systems rose on robust profits and sales, thanks to strong customer demand for the company's networking gear. Apple Computer continued to benefit from impressive sales of its iPod digital music player as well as from accelerating adoption of its Macintosh computers. Software company Oracle reported surging profits that beat Wall Street forecasts and boosted the company's shares. On the negative side, semiconductor maker Intel struggled with weak sales and increasing competition. Also lagging was Internet services company Yahoo, whose difficulties included a delay in the release of its long-awaited advertising search software and a sharp drop in the company's sales and profitability. Another Internet stock, online auction house eBay, fell after forecasting weaker-than-expected profits and revenues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to November 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period* June 1, 2006 to November 30, 2006
Actual	$ 1,000.00	$ 1,120.40	$ 2.07 * *
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.11	$ 1.98 * *

* Expenses are equal to the Fund's annualized expense ratio of .39%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

* * If contractual expense limitations effective September 1, 2006 had been in effect during the entire period, the annualized expense ratio would have been .35% and the expenses paid in the actual and hypothetical examples above would have been $1.86 and $1.78, respectively.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.7	6.9
Cisco Systems, Inc.	4.4	3.6
Intel Corp.	3.3	3.1
Google, Inc. Class A (sub. vtg.)	2.8	2.4
Oracle Corp.	2.7	2.2
Amgen, Inc.	2.2	2.5
Apple Computer, Inc.	2.1	1.5
Dell, Inc.	1.7	1.8
QUALCOMM, Inc.	1.6	2.2
Comcast Corp. Class A	1.5	1.3
	30.0
Market Sectors as of November 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.1	47.4
Health Care	13.6	13.9
Consumer Discretionary	13.1	13.3
Financials	11.0	11.8
Industrials	5.7	6.2
Consumer Staples	1.7	1.8
Telecommunication Services	1.4	1.2
Energy	1.3	1.3
Materials	1.1	1.1
Utilities	0.1	0.2
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,433	$ 27,829
Amerigon, Inc. (a)	1,196	10,214
Amerityre Corp. (a)	1,121	5,829
Ballard Power Systems, Inc. (a)(d)	6,442	46,576
China Automotive Systems, Inc. (a)(d)	1,032	10,939
Dorman Products, Inc. (a)	807	8,231
Exide Technologies (a)	2,364	10,945
Fuel Systems Solutions, Inc. (a)	742	14,098
GenTek, Inc. (a)	691	22,686
Gentex Corp.	6,463	107,092
Hayes Lemmerz International, Inc. (a)	1,193	2,804
LKQ Corp. (a)	2,674	61,208
Noble International Ltd.	462	8,755
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,681	2,959
Shiloh Industries, Inc. (a)	545	9,080
Sorl Auto Parts, Inc. (a)(d)	874	6,380
Spartan Motors, Inc.	578	12,913
Strattec Security Corp. (a)	130	5,639
		374,177
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	2,451	59,535
Distributors - 0.1%
Audiovox Corp. Class A (a)	723	10,014
Building Materials Holding Corp.	1,409	34,718
Core-Mark Holding Co., Inc. (a)	784	25,456
Design Within Reach, Inc. (a)	763	4,273
DXP Enterprises, Inc. (a)	188	5,428
Keystone Automotive Industries, Inc. (a)	676	24,248
Source Interlink Companies, Inc. (a)	1,783	15,904
		120,041
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (a)	8,116	314,820
Bright Horizons Family Solutions, Inc. (a)	1,453	53,412
Capella Education Co.	645	16,286
Career Education Corp. (a)	4,680	118,170
Coinstar, Inc. (a)	1,253	40,898
Collectors Universe, Inc.	648	8,528
Corinthian Colleges, Inc. (a)	4,017	51,819
Educate, Inc. (a)	1,285	9,432
Escala Group, Inc. (a)(d)	1,136	5,441
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Home Solutions America, Inc. (a)(d)	1,649	$ 9,713
INVESTools, Inc. (a)	1,927	24,800
Laureate Education, Inc. (a)	2,448	127,223
Lincoln Educational Services Corp. (a)	1,134	14,050
Matthews International Corp. Class A	1,558	62,554
Princeton Review, Inc. (a)	1,476	7,823
Steiner Leisure Ltd. (a)	832	37,274
Stewart Enterprises, Inc. Class A	4,223	27,027
Strayer Education, Inc.	715	78,686
Vertrue, Inc. (a)	352	13,485
		1,021,441
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	1,792	30,643
Ambassadors Group, Inc.	1,175	33,276
Ambassadors International, Inc.	433	17,515
Ameristar Casinos, Inc.	2,528	76,952
Applebee's International, Inc.	3,422	77,851
Benihana, Inc. Class A (sub. vtg.) (a)	376	10,528
BJ's Restaurants, Inc. (a)	902	18,726
Bob Evans Farms, Inc.	1,571	53,367
Buca, Inc. (a)	2,659	11,966
Buffalo Wild Wings, Inc. (a)	531	28,350
California Pizza Kitchen, Inc. (a)	768	24,084
Caribou Coffee Co., Inc. (a)(d)	738	6,642
CBRL Group, Inc.	1,509	64,721
Century Casinos, Inc. (a)	1,085	10,937
Champps Entertainment, Inc. (a)	1,862	12,103
Churchill Downs, Inc.	794	31,744
Cosi, Inc. (a)	1,604	7,507
Ctrip.com International Ltd. sponsored ADR	1,122	62,293
Denny's Corp. (a)	5,557	25,618
eLong, Inc. sponsored ADR (a)	893	12,047
Empire Resorts, Inc. (a)	676	4,435
Famous Dave's of America, Inc. (a)	718	11,610
FortuNet, Inc.	463	4,037
Gaming Partners International Corp.	597	10,298
Great Wolf Resorts, Inc. (a)	2,070	26,703
Home Inns & Hotels Management, Inc. ADR	462	14,123
International Speedway Corp. Class A	1,451	75,205
Isle of Capri Casinos, Inc. (a)	1,198	33,089
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jamba, Inc. (a)	2,400	$ 26,760
Lone Star Steakhouse & Saloon, Inc.	829	22,831
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,724	12,067
McCormick & Schmick's Seafood Restaurants (a)	462	11,587
Monarch Casino & Resort, Inc. (a)	1,053	24,809
Morgans Hotel Group Co.	2,023	29,617
MTR Gaming Group, Inc. (a)	1,009	11,200
Multimedia Games, Inc. (a)	948	8,873
O'Charleys, Inc. (a)	1,573	31,617
P.F. Chang's China Bistro, Inc. (a)	1,244	44,908
Panera Bread Co. Class A (a)	1,517	87,152
Papa John's International, Inc. (a)	1,725	53,475
Penn National Gaming, Inc. (a)	4,005	148,065
PokerTek, Inc. (a)	568	5,964
Premier Exhibitions, Inc. (a)	1,302	7,812
Progressive Gaming International Corp. (a)	2,416	19,328
Rare Hospitality International, Inc. (a)	1,523	49,300
Red Robin Gourmet Burgers, Inc. (a)	848	29,146
Ruth's Chris Steak House, Inc. (a)	1,086	20,580
Scientific Games Corp. Class A (a)	4,363	126,745
Shuffle Master, Inc. (a)	1,631	50,789
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	5,112
Sonic Corp. (a)	3,565	83,706
Starbucks Corp. (a)	35,788	1,262,959
Texas Roadhouse, Inc. Class A (a)	3,582	49,217
The Cheesecake Factory, Inc. (a)	3,626	100,440
Town Sports International Holdings, Inc.	1,521	24,747
Trump Entertainment Resorts, Inc. (a)	1,849	39,421
Wynn Resorts Ltd.	4,735	415,970
Youbet.com, Inc. (a)	1,585	5,960
		3,606,527
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	328	23,406
Bassett Furniture Industries, Inc.	931	16,479
California Coastal Communities, Inc.	409	8,462
Cavco Industries, Inc. (a)	270	9,585
Comstock Homebuilding Companies, Inc. Class A (a)	390	1,985
Craftmade International, Inc.	649	11,981
Directed Electronics, Inc.	1,014	14,662
Dixie Group, Inc. (a)	767	10,669
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dominion Homes, Inc. (a)(d)	396	$ 2,309
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,484	43,115
Flexsteel Industries, Inc.	620	7,812
Garmin Ltd. (d)	10,190	518,569
Helen of Troy Ltd. (a)	1,261	29,797
Hooker Furniture Corp.	696	10,343
Interface, Inc. Class A (a)	2,168	32,216
iRobot Corp.	1,378	25,645
Kimball International, Inc. Class B	1,559	37,400
Lifetime Brands, Inc.	536	10,774
Makita Corp. sponsored ADR	326	9,412
Palm Harbor Homes, Inc. (a)	1,659	22,761
Stanley Furniture Co., Inc.	624	13,747
Syntax-Brillian Corp. (a)(d)	3,172	26,550
Tarragon Corp.	882	11,016
Universal Electronics, Inc. (a)	813	17,073
		915,768
Internet & Catalog Retail - 1.7%
1-800 CONTACTS, Inc. (a)	518	8,366
1-800-FLOWERS.com, Inc. Class A (a)	895	5,030
Amazon.com, Inc. (a)	19,809	799,095
Audible, Inc. (a)	670	5,333
Blue Nile, Inc. (a)(d)	669	22,418
Celebrate Express, Inc. (a)	802	10,346
Coldwater Creek, Inc. (a)	4,310	108,397
dELiA*s, Inc. (a)	988	9,159
Drugstore.com, Inc. (a)	4,018	13,541
eDiets.com, Inc. (a)	2,933	11,732
Expedia, Inc. (a)	14,337	260,503
Gaiam, Inc. Class A (a)	839	11,478
Gmarket, Inc. sponsored ADR	404	9,304
GSI Commerce, Inc. (a)	2,561	41,924
Hollywood Media Corp. (a)	1,921	8,030
IAC/InterActiveCorp	12,864	469,407
Liberty Media Holding Corp. - Interactive Series A (a)	31,210	710,340
Netflix, Inc. (a)	3,419	100,450
NutriSystem, Inc. (a)(d)	1,659	114,554
Overstock.com, Inc. (a)	899	12,937
PC Mall, Inc. (a)	507	4,776
PetMed Express, Inc. (a)	1,694	21,785
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)	1,687	$ 66,620
Shutterfly, Inc. (d)	865	13,252
Stamps.com, Inc. (a)	989	15,438
ValueVision Media, Inc. Class A (a)	2,128	28,132
VistaPrint Ltd. (a)	2,036	67,819
		2,950,166
Leisure Equipment & Products - 0.1%
Aldila, Inc.	295	4,755
Arctic Cat, Inc.	607	10,052
Escalade, Inc.	749	7,602
Gametech International, Inc. (a)	660	7,069
JAKKS Pacific, Inc. (a)	1,599	34,938
Johnson Outdoors, Inc. Class A (a)	771	14,032
Pool Corp.	2,527	103,531
RC2 Corp. (a)	1,148	49,215
Smith & Wesson Holding Corp. (a)	1,759	22,955
		254,149
Media - 4.5%
ACME Communications, Inc. (a)	1,400	7,392
Alloy, Inc. (a)	494	5,972
Beasley Broadcast Group, Inc. Class A	689	4,899
Cadmus Communications Corp.	538	9,372
Carmike Cinemas, Inc.	461	9,086
Central European Media Enterprises Ltd. Class A (a)	1,654	121,536
Charter Communications, Inc. Class A (a)	20,245	59,723
China Natural Resources, Inc.	1,154	12,267
CKX, Inc. (a)	4,005	48,941
Comcast Corp.:
Class A	64,465	2,608,254
Class A (special) (a)	33,657	1,355,704
Courier Corp.	559	21,454
Crown Media Holdings, Inc. Class A (a)	2,664	8,605
CTC Media, Inc.	7,185	162,381
Cumulus Media, Inc. Class A (a)	2,009	20,391
DG FastChannel, Inc. (a)	697	8,009
Discovery Holding Co.:
Class A (a)	12,273	188,268
Class B (a)	905	13,819
EchoStar Communications Corp. Class A (a)	9,665	348,037
Emmis Communications Corp. Class A	2,486	21,007
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Fisher Communications, Inc. (a)	394	$ 17,840
Focus Media Holding Ltd. ADR (a)	1,771	126,219
Gemstar-TV Guide International, Inc. (a)	20,786	64,229
Global Sources Ltd.	1,898	26,003
Harris Interactive, Inc. (a)	4,199	20,113
IMAX Corp. (a)	1,147	3,877
Knology, Inc.	1,452	14,520
Lakes Entertainment, Inc. (a)	1,385	13,158
Lamar Advertising Co. Class A (a)	4,014	242,245
Liberty Global, Inc.:
Class A (a)	9,894	266,841
Class B (a)	234	6,267
Class C (a)	8,361	218,724
Liberty Media Holding Corp. - Capital Series A (a)	6,601	580,360
LodgeNet Entertainment Corp. (a)	799	18,896
MDC Partners, Inc. Class A (sub. vtg.) (a)	763	5,417
Mediacom Communications Corp. Class A (a)	3,456	27,959
Morningstar, Inc. (a)	2,013	90,182
Navarre Corp. (a)	871	4,172
New Frontier Media, Inc. (a)	1,084	9,723
Nexstar Broadcasting Group, Inc. Class A (a)	1,192	5,006
NTL, Inc.	15,370	370,263
Outdoor Channel Holdings, Inc. (a)	796	10,237
Private Media Group, Inc. (a)	2,365	9,578
Radio One, Inc.:
Class A (a)	1,033	6,787
Class D (non-vtg.) (a)	3,233	20,982
RCN Corp. (a)	2,204	66,252
Regent Communication, Inc. (a)	1,974	6,159
Rentrak Corp. (a)	552	8,136
Reuters Group PLC sponsored ADR	707	37,768
RRSat Global Communications Network Ltd.	635	7,449
Salem Communications Corp. Class A	1,009	12,471
Scholastic Corp. (a)	1,904	63,441
Sinclair Broadcast Group, Inc. Class A	2,015	20,049
Sirius Satellite Radio, Inc. (a)(d)	66,174	281,901
Spanish Broadcasting System, Inc. Class A	1,167	4,936
TiVo, Inc. (a)	5,166	29,446
Value Line, Inc.	422	24,569
WorldSpace, Inc. Class A (a)	3,301	16,109
WPP Group plc sponsored ADR	1,008	66,740
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
WPT Enterprises, Inc. (a)(d)	792	$ 3,279
XM Satellite Radio Holdings, Inc. Class A	14,147	204,283
Young Broadcasting, Inc. Class A (a)	630	1,380
		8,069,083
Multiline Retail - 0.9%
Conn's, Inc. (a)(d)	1,365	29,156
Dollar Tree Stores, Inc. (a)	4,769	143,118
Duckwall-ALCO Stores, Inc. (a)	222	8,838
Fred's, Inc. Class A	2,231	26,303
Sears Holdings Corp. (a)	7,295	1,250,509
The Bon-Ton Stores, Inc.	647	24,191
Tuesday Morning Corp.	1,660	29,216
		1,511,331
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	657	14,001
America's Car Mart, Inc. (a)	568	6,424
American Eagle Outfitters, Inc.	7,006	316,531
bebe Stores, Inc.	4,580	91,188
Bed Bath & Beyond, Inc. (a)	13,350	517,313
Big 5 Sporting Goods Corp.	1,019	24,935
Big Dog Holdings, Inc. (a)	428	6,420
Books-A-Million, Inc.	669	14,036
Cache, Inc. (a)	1,204	29,570
Casual Male Retail Group, Inc. (a)	1,489	20,920
Charlotte Russe Holding, Inc. (a)	984	29,687
Charming Shoppes, Inc. (a)	5,418	73,306
Citi Trends, Inc. (a)	519	22,971
Cost Plus, Inc. (a)	788	8,487
Deb Shops, Inc.	763	19,289
Dress Barn, Inc. (a)	3,101	75,106
Finish Line, Inc. Class A	2,102	29,302
Finlay Enterprises, Inc. (a)	1,535	12,403
Gander Mountain Co. (a)(d)	416	3,324
Golf Galaxy, Inc. (a)	527	9,755
Golfsmith International Holdings, Inc.	629	5,812
Guitar Center, Inc. (a)	1,548	67,988
Gymboree Corp. (a)	1,596	63,521
Hastings Entertainment, Inc. (a)	1,635	11,854
Hibbett Sporting Goods, Inc. (a)	1,513	47,690
Hot Topic, Inc. (a)	2,522	33,669
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
House of Taylor Jewelry, Inc. (a)	1,939	$ 5,119
Jos. A. Bank Clothiers, Inc. (a)	819	24,562
Kirkland's, Inc. (a)	622	2,867
Monro Muffler Brake, Inc.	669	24,954
Mothers Work, Inc. (a)	235	9,640
Movie Gallery, Inc. (a)	836	2,374
O'Reilly Automotive, Inc. (a)	5,353	169,530
Pacific Sunwear of California, Inc. (a)	3,244	63,842
PETsMART, Inc.	6,567	194,252
Pomeroy IT Solutions, Inc. (a)	627	4,640
Rent-A-Center, Inc. (a)	3,348	91,534
Restoration Hardware, Inc. (a)	2,754	23,519
Ross Stores, Inc.	6,722	208,315
Select Comfort Corp. (a)	2,604	45,075
Sharper Image Corp. (a)	608	5,892
Shoe Carnival, Inc. (a)	605	16,311
Staples, Inc.	34,499	878,690
Stein Mart, Inc.	1,754	27,538
The Children's Place Retail Stores, Inc. (a)	1,408	90,844
Tractor Supply Co. (a)	1,970	93,772
Trans World Entertainment Corp. (a)	1,445	9,797
Tweeter Home Entertainment Group, Inc. (a)	953	2,411
United Retail Group, Inc. (a)	515	7,509
Urban Outfitters, Inc. (a)	7,768	173,071
West Marine, Inc. (a)	829	14,342
Wet Seal, Inc. Class A (a)	4,394	31,900
Wilsons Leather Experts, Inc. (a)	2,802	6,389
Winmark Corp. (a)	446	9,879
Zumiez, Inc. (a)	1,489	45,727
		3,839,797
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	1,139	7,973
Blue Holdings, Inc. (a)(d)	1,683	3,837
Charles & Colvard Ltd.	833	6,756
Cherokee, Inc.	583	24,690
Columbia Sportswear Co.	1,698	99,927
Crocs, Inc. (d)	1,866	80,145
Cutter & Buck, Inc.	753	7,590
Deckers Outdoor Corp. (a)	652	36,382
Fossil, Inc. (a)	3,064	64,405
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	581	$ 8,796
Hampshire Group Ltd. (a)	715	11,869
Iconix Brand Group, Inc. (a)	2,108	37,923
K-Swiss, Inc. Class A	1,130	37,527
Perry Ellis International, Inc. (a)	497	18,861
Quaker Fabric Corp. (a)	1,024	942
Steven Madden Ltd.	879	32,321
Tandy Brands Accessories, Inc.	905	10,797
True Religion Apparel, Inc. (a)(d)	899	13,665
Under Armour, Inc. Class A (sub. vtg.)	1,617	75,870
Velcro Industries NV	901	12,452
Volcom, Inc. (a)	1,379	44,693
Wacoal Holdings Corp. sponsored ADR	94	6,146
Warnaco Group, Inc. (a)	2,300	59,616
Weyco Group, Inc.	606	14,920
		718,103
TOTAL CONSUMER DISCRETIONARY		23,440,118
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	234	14,772
Hansen Natural Corp. (a)	4,175	117,443
Jones Soda Co. (a)	677	6,520
MGP Ingredients, Inc.	535	11,668
		150,403
Food & Staples Retailing - 1.1%
Andersons, Inc.	875	36,050
Arden Group, Inc. Class A	165	21,448
Casey's General Stores, Inc.	2,579	64,191
Central European Distribution Corp. (a)	1,902	54,492
Costco Wholesale Corp.	22,232	1,161,844
Ingles Markets, Inc. Class A	792	23,578
Nash-Finch Co.	673	17,801
Pathmark Stores, Inc. (a)	3,151	35,575
Performance Food Group Co. (a)	1,784	48,275
Pricesmart, Inc. (a)	1,233	21,245
Spartan Stores, Inc.	832	17,497
Susser Holdings Corp.	716	14,213
The Pantry, Inc. (a)	1,114	54,608
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Topps Co., Inc.	1,768	$ 15,523
United Natural Foods, Inc. (a)	2,056	72,865
Village Super Market, Inc. Class A	126	8,883
Whole Foods Market, Inc.	6,636	323,837
Wild Oats Markets, Inc. (a)	1,044	15,806
		2,007,731
Food Products - 0.3%
Alico, Inc.	403	22,967
Bridgford Foods Corp. (a)	433	2,871
Cal-Maine Foods, Inc.	840	6,955
Calavo Growers, Inc.	1,103	11,802
Cresud S.A.C.I.F. y A. sponsored ADR (d)	1,393	24,169
Diamond Foods, Inc.	1,078	18,757
Farmer Brothers Co.	654	13,741
Gold Kist, Inc. (a)	2,387	47,286
Green Mountain Coffee Roasters, Inc. (a)	392	19,286
Griffin Land & Nurseries, Inc. (a)	256	7,939
Hain Celestial Group, Inc. (a)	1,960	58,878
Imperial Sugar Co.	330	7,603
J&J Snack Foods Corp.	798	30,547
John B. Sanfilippo & Son, Inc. (a)	308	3,370
Lancaster Colony Corp.	1,595	68,170
Lance, Inc.	1,683	32,179
Lifeway Foods, Inc. (a)	837	7,315
Peet's Coffee & Tea, Inc. (a)	587	14,939
Premium Standard Farms, Inc.	1,112	21,117
Sanderson Farms, Inc.	1,101	30,443
SunOpta, Inc. (a)	3,385	33,207
		483,541
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	1,180	61,596
WD-40 Co.	667	21,678
		83,274
Personal Products - 0.2%
Bare Escentuals, Inc.	4,202	125,598
Chattem, Inc. (a)	969	47,229
Elizabeth Arden, Inc. (a)	1,005	18,492
Inter Parfums, Inc.	840	16,934
Mannatech, Inc. (d)	1,708	25,483
Parlux Fragrances, Inc. (a)(d)	684	4,514
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - continued
Physicians Formula Holdings, Inc.	1,230	$ 22,509
Reliv International, Inc.	923	8,252
USANA Health Sciences, Inc. (a)	727	35,172
		304,183
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,889	14,273
TOTAL CONSUMER STAPLES		3,043,405
ENERGY - 1.3%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR (a)	3,220	63,434
Bronco Drilling Co., Inc. (a)	1,169	22,585
Dawson Geophysical Co. (a)	467	16,947
Global Industries Ltd. (a)	5,857	83,638
Gulf Island Fabrication, Inc.	823	30,969
Gulfmark Offshore, Inc. (a)	848	34,149
Hercules Offshore, Inc. (a)	1,370	46,676
Horizon Offshore, Inc. (a)	1,612	26,759
Hydril Co. (a)	795	60,150
Lufkin Industries, Inc.	719	42,062
Matrix Service Co. (a)	937	14,973
Mitcham Industries, Inc. (a)	1,053	13,163
Omni Energy Services Corp. (a)	884	8,928
Patterson-UTI Energy, Inc.	7,615	211,012
PHI, Inc. (non-vtg.) (a)	627	21,230
Superior Well Services, Inc. (a)	1,215	29,075
T-3 Energy Services, Inc. (a)	457	9,981
Tesco Corp. (a)	2,209	38,066
Trico Marine Services, Inc. (a)	639	23,228
Union Drilling, Inc.	742	10,343
Universal Compression Partners LP	239	5,953
Warrior Energy Service Corp. (a)	390	11,330
		824,651
Oil, Gas & Consumable Fuels - 0.8%
Alliance Holdings GP, LP	2,907	54,012
Alliance Resource Partners LP	1,943	66,528
APCO Argentina, Inc.	353	30,358
Atlas America, Inc. (a)	1,039	50,495
ATP Oil & Gas Corp. (a)	1,524	68,961
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BreitBurn Energy Partners LP	1,382	$ 29,851
Brigham Exploration Co. (a)	2,496	21,491
Calumet Specialty Products Partners LP	793	30,197
Carrizo Oil & Gas, Inc. (a)	1,319	43,923
Clayton Williams Energy, Inc. (a)	543	21,443
Copano Energy LLC	733	43,328
CREDO Petroleum Corp. (a)	469	5,872
Crosstex Energy LP	689	25,872
Crosstex Energy, Inc.	729	70,757
Dampskibsselskabet TORM AS sponsored ADR	205	12,630
Delta Petroleum Corp. (a)	2,471	74,674
Dorchester Minerals LP	1,275	31,658
Double Eagle Petroleum Co. (a)	564	14,382
Eagle Rock Energy Partners LP	790	14,923
Edge Petroleum Corp. (a)	838	16,634
FX Energy, Inc. (a)	1,820	12,740
Geomet, Inc.	2,493	26,077
GMX Resources, Inc. (a)	469	20,491
Golar LNG Ltd. (NASDAQ) (a)	2,554	33,866
Green Plains Renewable Energy, Inc. (a)	167	4,629
Gulfport Energy Corp. (a)	1,354	16,167
Hiland Holdings GP LP	929	22,064
Hiland Partners LP	290	15,292
Inergy Holdings LP	697	26,946
Inergy LP	2,126	62,951
Ivanhoe Energy, Inc. (a)	8,365	11,460
James River Coal Co. (a)(d)	623	6,467
Knightsbridge Tankers Ltd. (d)	1,038	26,500
Linn Energy LLC	1,229	32,249
Marine Petroleum Trust	475	11,519
Martin Midstream Partners LP	306	9,489
National Coal Corp. (a)	2,471	14,801
NGAS Resources, Inc. (a)(d)	717	5,650
Pacific Ethanol, Inc. (a)(d)	1,754	33,238
Parallel Petroleum Corp. (a)	1,715	33,871
Petrohawk Energy Corp. (a)	8,309	107,768
Petroleum Development Corp. (a)	665	28,083
PrimeEnergy Corp. (a)	116	7,875
Quest Resource Corp. (a)	1,077	12,138
Ram Energy Resources, Inc. (a)	1,332	6,953
Regency Energy Partners LP	876	23,591
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rosetta Resources, Inc. (a)	2,161	$ 40,605
StealthGas, Inc.	537	6,433
Syntroleum Corp. (a)	2,008	5,301
TC Pipelines LP	1,081	34,700
The Exploration Co. of Delaware, Inc. (a)	1,334	18,383
Top Tankers, Inc.	854	4,475
Toreador Resources Corp. (a)	1,077	26,397
Warren Resources, Inc. (a)	2,021	27,021
Whittier Energy Corp. (a)	1,655	12,330
		1,516,509
TOTAL ENERGY		2,341,160
FINANCIALS - 11.0%
Capital Markets - 2.2%
American Capital Strategies Ltd.	6,637	300,523
Calamos Asset Management, Inc. Class A	978	26,875
Capital Southwest Corp.	241	31,166
Charles Schwab Corp.	60,260	1,105,168
Cowen Group, Inc.	832	14,086
Diamond Hill Investment Group, Inc. (a)	178	12,869
Epoch Holding Corp. (a)	1,309	10,904
FirstCity Financial Corp. (a)	1,173	12,246
GFI Group, Inc. (a)	1,383	78,222
Harris & Harris Group, Inc. (a)	1,045	15,424
International Assets Holding Corp. (a)	472	16,567
Investors Financial Services Corp.	3,088	122,810
Knight Capital Group, Inc. Class A (a)	5,169	91,026
MarketAxess Holdings, Inc. (a)	1,552	22,349
Northern Trust Corp.	10,337	588,796
optionsXpress Holdings, Inc.	3,106	89,546
Penson Worldwide, Inc.	1,230	27,614
Sanders Morris Harris Group, Inc.	903	11,576
SEI Investments Co.	4,597	267,499
T. Rowe Price Group, Inc.	12,263	531,356
TD Ameritrade Holding Corp.	28,813	505,956
Thomas Weisel Partners Group, Inc.	1,112	23,708
TradeStation Group, Inc. (a)	2,552	37,234
U.S. Global Investments, Inc. Class A (d)	232	11,684
		3,955,204
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 5.3%
1st Source Corp.	1,276	$ 39,901
Abington Community Bancorp, Inc.	671	13,071
Alabama National Bancorp, Delaware	1,048	71,767
Alliance Financial Corp.	376	11,430
Amcore Financial, Inc.	1,040	33,114
American National Bankshares, Inc.	549	12,792
American River Bankshares	592	14,865
AmericanWest Bancorp	569	12,444
Ameris Bancorp	698	19,481
AmeriServ Financial, Inc. (a)	2,445	12,078
Ames National Corp. (d)	710	15,052
Appalachian Bancshares, Inc. (a)	419	8,736
Arrow Financial Corp.	802	19,681
Associated Banc-Corp.	6,381	212,104
BancFirst Corp.	911	48,529
Bancorp Rhode Island, Inc.	161	6,963
Bancorp, Inc., Delaware (a)	516	13,834
Bancshares of Florida, Inc. (a)	413	8,623
BancTrust Financial Group, Inc.	492	11,911
Bank of Granite Corp.	972	18,128
Bank of Marin, California	303	10,287
Bank of the Ozarks, Inc.	708	23,187
BankFinancial Corp.	1,166	20,417
Banner Corp.	703	32,099
BNC Bancorp	432	7,992
BOK Financial Corp.	3,229	174,011
Boston Private Financial Holdings, Inc.	1,870	50,771
Bryn Mawr Bank Corp.	302	7,345
Capital Bank Corp.	729	12,612
Capital City Bank Group, Inc.	991	33,724
Capital Corp. of the West	663	21,196
Cardinal Financial Corp.	1,972	19,621
Cascade Bancorp	1,338	40,475
Cascade Financial Corp.	1,011	17,187
Cathay General Bancorp	2,540	87,274
Centennial Bank Holdings, Inc., Delaware (a)	4,058	38,673
Center Bancorp, Inc.	551	8,816
Center Financial Corp., California	793	17,787
Centerstate Banks of Florida, Inc.	583	12,231
Century Bancorp, Inc. Class A (non-vtg.)	318	8,427
Chemical Financial Corp.	1,087	35,501
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Chicopee Bancorp, Inc. (a)	265	$ 4,065
Citizens & Northern Corp.	296	6,627
Citizens Banking Corp., Michigan	2,016	54,109
City Holding Co.	1,136	44,872
Civitas BankGroup, Inc.	817	6,536
CNB Financial Corp., Pennsylvania (d)	587	8,118
CoBiz, Inc.	1,170	27,132
Colony Bankcorp, Inc.	217	3,986
Columbia Bancorp, Oregon	257	6,494
Columbia Banking Systems, Inc.	724	24,348
Commerce Bancshares, Inc.	3,389	164,672
Commercial Bankshares, Inc.	501	19,158
Commonwealth Bankshares, Inc.	283	7,726
Community Bank of Nevada (a)	420	12,764
Community Banks, Inc.	1,369	37,538
Community Trust Bancorp, Inc.	692	27,964
Community Valley Bancorp	563	9,346
Compass Bancshares, Inc.	6,142	350,954
Crescent Financial Corp. (a)	449	5,698
CVB Financial Corp.	3,805	55,325
Dearborn Bancorp, Inc.	443	9,387
Eagle Bancorp, Inc., Maryland	530	9,434
East West Bancorp, Inc.	2,911	103,661
Eastern Virgina Bankshares, Inc.	469	10,276
Enterprise Financial Services Corp.	431	13,395
EuroBancshares, Inc. (a)	1,284	11,890
Exchange National Bancshares, Inc.	288	8,934
Farmers Capital Bank Corp.	357	11,860
Fidelity Southern Corp.	442	8,221
Fifth Third Bancorp	26,596	1,048,680
Financial Institutions, Inc.	425	9,920
First Bancorp, North Carolina	705	14,742
First Charter Corp.	2,275	54,714
First Citizen Bancshares, Inc.	373	74,432
First Community Bancorp, California	1,486	80,259
First Community Bancshares, Inc.	757	28,509
First Financial Bancorp, Ohio	2,353	39,036
First Financial Bankshares, Inc.	1,100	45,892
First Financial Corp., Indiana	705	23,900
First Indiana Corp.	631	15,668
First M&F Corp.	312	5,741
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
First Merchants Corp.	857	$ 22,856
First Midwest Bancorp, Inc., Delaware	2,436	90,741
First National Lincoln Corp., Maine	596	9,965
First of Long Island Corp.	286	12,198
First Regional Bancorp (a)	783	26,356
First Security Group, Inc.	566	6,492
First South Bancorp, Inc., Virginia (d)	298	8,925
First State Bancorp.	930	23,771
First United Corp.	493	10,856
Firstbank Corp., Michigan	466	10,862
FirstMerit Corp.	3,899	92,406
Flag Financial Corp.	932	23,719
FNB Corp., North Carolina	602	10,734
FNB Corp., Virginia	559	21,857
FNB Financial Services Corp.	746	11,183
Frontier Financial Corp., Washington	1,989	59,750
Fulton Financial Corp.	8,481	137,816
Gateway Financial Holdings, Inc.	1,104	16,052
GB&T Bancshares, Inc.	498	10,911
German American Bancorp, Inc.	686	9,878
Glacier Bancorp, Inc.	1,687	59,956
Great Southern Bancorp, Inc.	844	24,687
Greater Bay Bancorp	2,713	69,833
Greater Community Bancorp	811	13,219
Greene County Bancshares, Inc.	666	25,668
Grupo Financiero Galicia SA sponsored ADR (a)	3,974	31,554
Hampton Roads Bankshares, Inc.	1,260	14,805
Hancock Holding Co.	1,547	83,105
Hanmi Financial Corp.	2,192	47,851
Harleysville National Corp., Pennsylvania	1,666	33,670
Heartland Financial USA, Inc.	917	26,547
Heritage Commerce Corp.	429	11,120
Heritage Financial Corp., Washington	369	9,004
Home Bancshares, Inc.	767	17,035
Horizon Financial Corp.	950	23,456
Huntington Bancshares, Inc.	11,385	276,769
IBERIABANK Corp.	417	23,782
Independent Bank Corp., Massachusetts	515	17,695
Independent Bank Corp., Michigan	1,341	31,500
Integra Bank Corp.	932	25,956
Integrity Bancshares, Inc. (a)	530	6,901
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Interchange Financial Services Corp.	693	$ 15,884
International Bancshares Corp.	3,047	94,183
Intervest Bancshares Corp. Class A (a)	539	18,800
Investors Bancorp, Inc. (a)	5,090	77,826
Lakeland Bancorp, Inc.	850	12,708
Lakeland Financial Corp.	764	19,031
Leesport Financial Corp.	488	11,951
LNB Bancorp, Inc. (d)	836	13,911
LSB Bancshares, Inc.	666	11,189
Macatawa Bank Corp.	609	13,465
MainSource Financial Group, Inc.	643	11,741
MB Financial, Inc.	1,652	59,340
MBT Financial Corp.	578	8,867
Mercantile Bank Corp.	454	17,361
Mercantile Bankshares Corp.	5,892	268,734
Merchants Bancshares, Inc.	610	14,488
Metrocorp Bancshares, Inc.	399	8,734
Mid-State Bancshares	896	32,588
Middleburg Financial Corp.	329	11,614
Midwest Banc Holdings, Inc.	1,241	28,915
Nara Bancorp, Inc.	1,277	25,898
National Bankshares, Inc.	287	6,868
National Penn Bancshares, Inc.	2,640	53,671
NBT Bancorp, Inc.	1,572	38,907
Nexity Financial Corp. (a)	935	11,557
North Bay Bancorp	291	8,163
North Valley Bancorp	582	10,767
Northern Empire Bancshares	788	23,088
Northern States Financial Corp.	462	9,148
Northrim Bancorp, Inc.	343	9,374
Oak Hill Financial, Inc.	544	15,580
Old Point Financial Corp.	363	10,273
Old Second Bancorp, Inc.	432	13,016
Omega Financial Corp.	625	20,288
PAB Bankshares, Inc.	567	12,508
Pacific Capital Bancorp	2,349	76,554
Pacific Continental Corp. (d)	462	8,963
Pacific Mercantile Bancorp (a)	562	9,402
Penns Woods Bancorp, Inc.	361	13,375
Pennsylvania Communication Bancorp, Inc. (a)	500	12,705
Peoples Bancorp, Inc.	541	15,440
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Pinnacle Financial Partners, Inc. (a)	940	$ 30,794
Placer Sierra Bancshares	1,077	25,137
Popular, Inc.	13,260	234,702
Preferred Bank, Los Angeles California	155	8,830
PremierWest Bancorp	747	11,549
PrivateBancorp, Inc.	1,080	43,319
Prosperity Bancshares, Inc.	1,624	55,070
Provident Bankshares Corp.	1,647	60,725
Renasant Corp.	612	18,672
Republic Bancorp, Inc.	3,925	53,616
Republic Bancorp, Inc., Kentucky Class A	652	16,222
Republic First Bancorp, Inc.	482	6,223
Royal Bancshares of Pennsylvania, Inc. Class A	480	11,909
Rurban Financial Corp.	723	7,787
S&T Bancorp, Inc.	1,172	39,731
S.Y. Bancorp, Inc.	501	13,968
Sandy Spring Bancorp, Inc.	502	18,890
SCBT Financial Corp.	453	18,315
Seacoast Banking Corp., Florida	720	17,280
Security Bank Corp., Georgia	740	18,426
Shore Bancshares, Inc.	285	8,234
Sierra Bancorp	727	22,370
Signature Bank, New York (a)	1,475	47,436
Simmons First National Corp. Class A	562	18,035
Sky Financial Group, Inc.	5,285	130,804
Slade's Ferry Bancorp (d)	647	11,633
Smithtown Bancorp, Inc.	327	8,960
South Financial Group, Inc.	3,655	94,993
Southcoast Financial Corp.	485	10,073
Southern Community Financial Corp.	910	9,282
Southside Bancshares, Inc.	682	17,657
Southwest Bancorp, Inc., Oklahoma	811	21,662
State Bancorp, Inc., New York	646	11,654
State National Bancshares, Inc.	431	16,486
Sterling Bancshares, Inc.	1,968	36,251
Sterling Financial Corp., Pennsylvania	1,654	38,439
Sterling Financial Corp., Washington	1,677	56,263
Suffolk Bancorp	342	12,411
Summit Bancshares, Inc.	922	25,254
Summit Bank Corp., Georgia	483	11,442
Summit Financial Group, Inc.	583	11,182
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Sun Bancorp, Inc., New Jersey	1,196	$ 24,064
Superior Bancorp (a)	804	8,723
Susquehanna Bancshares, Inc., Pennsylvania	2,636	72,912
SVB Financial Group (a)	1,740	82,615
Taylor Capital Group, Inc.	670	24,576
Temecula Valley Bancorp, Inc. (a)	461	10,377
Texas Capital Bancshares, Inc. (a)	1,454	28,353
Texas United Bancshares, Inc.	519	17,470
TIB Financial Corp.	776	13,347
Trico Bancshares	716	19,361
Trustmark Corp.	2,833	92,412
UCBH Holdings, Inc.	4,676	78,837
UMB Financial Corp.	1,977	72,714
Umpqua Holdings Corp.	2,737	82,165
Union Bankshares Corp.	660	20,427
United Bankshares, Inc., West Virginia	1,770	68,287
United Community Banks, Inc., Georgia	2,160	71,993
United Financial Corp.	585	13,484
United Security Bancshares, Inc.	450	12,375
United Security Bancshares, California	422	10,504
Univest Corp. of Pennsylvania	562	17,360
Vineyard National Bancorp	343	7,416
Virginia Commerce Bancorp, Inc. (a)	1,397	27,158
Virginia Financial Group, Inc.	513	14,092
Washington Banking Co., Oak Harbor	401	6,757
Washington Trust Bancorp, Inc.	617	17,332
WesBanco, Inc.	1,043	34,044
West Bancorp., Inc.	862	15,688
West Coast Bancorp, Oregon	748	25,799
Westamerica Bancorp.	1,327	65,726
Westbank Corp.	580	14,024
Whitney Holding Corp.	3,168	102,105
Wilshire Bancorp, Inc.	1,594	30,461
Wintrust Financial Corp.	1,360	64,763
Yadkin Valley Financial Corp.	667	12,079
Yardville National Bancorp	458	17,784
Zions Bancorp	5,082	397,616
		9,465,322
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - 0.2%
Advanta Corp.:
Class A	426	$ 17,760
Class B	983	44,844
Asta Funding, Inc.	686	22,583
Cash Systems, Inc. (a)	811	5,288
CompuCredit Corp. (a)	2,525	95,092
Consumer Portfolio Services, Inc. (a)	1,184	8,122
Credit Acceptance Corp. (a)	1,418	46,468
Dollar Financial Corp. (a)	938	27,446
EZCORP, Inc. Class A (a)	701	32,751
First Cash Financial Services, Inc. (a)	1,448	29,583
MRU Holdings, Inc. (a)	1,159	7,163
Nicholas Financial, Inc. (a)	537	6,020
QC Holdings, Inc. (a)	1,007	14,662
United Panam Financial Corp. (a)	805	9,724
World Acceptance Corp. (a)	763	34,633
		402,139
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp. (a)	1,529	25,458
California First National Bancorp	627	8,778
Compass Diversified Trust	1,877	32,097
Elron Electronic Industries Ltd. (a)	2,024	25,685
Encore Capital Group, Inc. (a)	911	12,681
First Albany Companies, Inc. (a)	714	1,607
Marlin Business Services Corp. (a)	759	16,455
Medallion Financial Corp.	876	10,389
Newtek Business Services, Inc. (a)	1,293	2,612
PICO Holdings, Inc. (a)	771	24,487
Portfolio Recovery Associates, Inc. (a)	701	32,001
Resource America, Inc. Class A	1,085	28,579
The NASDAQ Stock Market, Inc. (a)	5,188	208,298
		429,127
Insurance - 1.4%
21st Century Holding Co.	290	7,650
Affirmative Insurance Holdings, Inc.	860	13,855
Alfa Corp.	4,187	81,144
Amcomp, Inc.	816	8,813
American National Insurance Co.	1,285	146,708
American Physicians Capital, Inc. (a)	634	25,309
Amerisafe, Inc.	784	10,709
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Arch Capital Group Ltd.	3,470	$ 231,796
Argonaut Group, Inc. (a)	1,635	55,394
Baldwin & Lyons, Inc. Class B	518	13,857
Brooke Corp.	617	6,947
Cincinnati Financial Corp.	8,204	363,273
CRM Holdings Ltd.	727	6,427
Direct General Corp.	1,418	23,255
Donegal Group, Inc. Class A	1,114	21,378
Eastern Insurance Holdings, Inc.	468	6,692
eHealth, Inc.	800	17,928
EMC Insurance Group	582	20,067
Enstar Group, Inc. (a)	235	21,836
Erie Indemnity Co. Class A	2,773	156,064
FPIC Insurance Group, Inc. (a)	638	24,723
Hallmark Financial Services, Inc. (a)	879	8,658
Harleysville Group, Inc.	1,578	56,114
Infinity Property & Casualty Corp.	878	39,642
IPC Holdings Ltd.	3,191	99,559
James River Group, Inc.	685	23,016
Kansas City Life Insurance Co.	582	29,996
Max Re Capital Ltd.	2,506	60,144
Mercer Insurance Group, Inc.	261	5,275
Millea Holdings, Inc. sponsored ADR	1,865	66,599
National Atlantic Holdings Corp. Class A (a)	731	9,722
National Interstate Corp.	862	21,783
National Western Life Insurance Co. Class A	177	40,437
Navigators Group, Inc. (a)	627	29,011
Ohio Casualty Corp.	3,172	92,654
Philadelphia Consolidated Holdings Corp. (a)	3,294	146,748
PMA Capital Corp. Class A	1,857	16,472
Presidential Life Corp.	1,433	32,085
ProCentury Corp.	629	11,127
Quanta Capital Holdings Ltd. (a)	2,049	4,651
RAM Holdings Ltd.	1,178	16,445
Republic Companies Group, Inc.	473	9,663
Safety Insurance Group, Inc.	717	37,556
SeaBright Insurance Holdings, Inc. (a)	1,184	18,885
Selective Insurance Group, Inc.	1,382	76,729
Specialty Underwriters' Alliance, Inc. (a)	776	8,055
State Auto Financial Corp.	2,172	72,458
The Midland Co.	1,009	45,960
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Tower Group, Inc.	937	$ 30,865
United America Indemnity Ltd. Class A (a)	1,087	27,273
United Fire & Casualty Co.	1,472	51,962
Universal American Financial Corp. (a)	2,730	51,188
USI Holdings Corp. (a)	3,179	49,783
		2,554,340
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	776	14,558
Fieldstone Investment Corp.	1,600	8,992
Gladstone Commercial Corp.	882	17,719
Investors Real Estate Trust	1,872	19,020
Monmouth Real Estate Investment Corp. Class A	1,800	14,940
Origen Financial, Inc.	1,905	10,478
Vestin Realty Mortgage II, Inc.	1,209	8,439
		94,146
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	1,441	44,830
Eurotrust A/S sponsored ADR (a)	2,312	32,345
Housevalues, Inc. (a)	700	3,759
Move, Inc. (a)	8,334	46,170
Stratus Properties, Inc. (a)	335	10,228
Thomas Properties Group, Inc.	845	12,413
ZipRealty, Inc. (a)	624	4,842
		154,587
Thrifts & Mortgage Finance - 1.5%
Accredited Home Lenders Holding Co. (a)	1,227	36,356
American Bancorp of New Jersey, Inc.	850	10,370
Anchor BanCorp Wisconsin, Inc.	960	27,514
Atlantic Coast Federal Corp.	668	12,024
Bank Mutual Corp.	2,925	35,451
BankUnited Financial Corp. Class A	1,809	46,130
Benjamin Franklin Bancorp, Inc.	462	6,699
Berkshire Hills Bancorp, Inc.	353	11,907
Beverly Hills Bancorp, Inc.	596	5,173
Brookline Bancorp, Inc., Delaware	3,519	47,507
Brooklyn Federal Bancorp, Inc. (a)	773	9,894
Camco Financial Corp.	727	9,342
Capital Crossing Bank (a)	282	8,319
Capitol Federal Financial	3,628	135,252
CFS Bancorp, Inc.	485	6,940
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Charter Financial Corp., Georgia	864	$ 44,280
Citizens First Bancorp, Inc., Delaware	345	10,088
Citizens South Banking Corp., Delaware	637	8,122
City Bank Lynnwood, Washington	682	36,473
Clayton Holdings, Inc.	1,314	19,657
Clifton Savings Bancorp, Inc.	1,352	16,224
Coastal Financial Corp.	1,423	19,737
Cooperative Bankshares, Inc.	391	7,144
Corus Bankshares, Inc. (d)	2,517	56,406
Dime Community Bancshares, Inc.	1,218	17,137
ESB Financial Corp.	1,247	13,505
Fidelity Bankshares, Inc.	1,088	42,824
First Busey Corp.	1,177	27,777
First Defiance Financial Corp.	519	15,445
First Federal Bancshares of Arkansas, Inc.	569	13,758
First Financial Holdings, Inc.	712	26,785
First Financial Service Corp.	376	11,671
First Niagara Financial Group, Inc.	5,418	77,857
First PacTrust Bancorp, Inc.	595	16,571
First Place Financial Corp.	740	18,019
FirstBank NW Corp., Delaware	252	7,273
Flushing Financial Corp.	759	12,903
FMS Financial Corp.	631	19,813
Fox Chase Bancorp, Inc. (a)	558	7,667
Franklin Bank Corp.	1,290	25,310
Harbor Florida Bancshares, Inc.	1,001	43,614
Heritage Financial Group	814	13,521
HMN Financial, Inc.	448	15,187
Home Federal Bancorp, Inc., Delaware	612	10,637
Hudson City Bancorp, Inc.	26,904	357,016
ITLA Capital Corp.	290	15,376
K-Fed Bancorp	734	13,726
Kearny Financial Corp.	3,732	61,615
KNBT Bancorp, Inc.	1,288	21,638
Legacy Bancorp, Inc.	898	14,503
LSB Corp.	631	10,229
MAF Bancorp., Inc.	1,561	68,668
MASSBANK Corp.	367	12,008
MutualFirst Financial, Inc.	550	12,172
NASB Financial, Inc.	336	14,176
NetBank, Inc. (a)	3,997	18,306
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NexCen Brands, Inc. (a)	2,467	$ 18,108
Northeast Community Bancorp, Inc. (a)	544	6,147
Northwest Bancorp, Inc.	2,640	72,574
OceanFirst Financial Corp.	531	11,746
Pamrapo Bancorp, Inc.	666	16,570
Parkvale Financial Corp.	256	7,987
Partners Trust Financial Group, Inc.	2,897	32,881
Pennfed Financial Services, Inc.	894	17,308
People's Bank, Connecticut	6,658	296,880
Provident Financial Holdings, Inc.	315	9,589
Provident New York Bancorp	1,578	24,017
Prudential Bancorp, Inc. of Pennsylvania	635	8,534
PSB Bancorp, Inc. (a)	759	12,303
Pulaski Financial Corp.	484	7,744
PVF Capital Corp.	500	5,150
Riverview Bancorp, Inc.	1,020	15,769
Rockville Financial, Inc.	725	12,158
Roma Financial Corp. (a)	1,235	19,624
Rome Bancorp, Inc.	1,067	13,839
Severn Bancorp, Inc.	616	11,704
SI Financial Group, Inc.	1,167	14,004
Synergy Financial Group, Inc., New Jersey	689	11,093
TierOne Corp.	794	24,765
Timberland Bancorp, Inc.	125	4,635
Triad Guaranty, Inc. (a)	669	35,992
Trustco Bank Corp., New York	3,050	34,374
United Community Financial Corp., Ohio	1,881	23,456
United Financial Bancorp, Inc.	906	13,028
United Western Bancorp, Inc. (a)	373	7,535
ViewPoint Financial Group (a)	1,624	27,608
Washington Federal, Inc.	4,286	99,607
Wauwatosa Holdings, Inc. (a)	1,226	21,725
Willow Financial Bancorp, Inc.	868	13,020
WSFS Financial Corp.	244	15,755
		2,650,945
TOTAL FINANCIALS		19,705,810
HEALTH CARE - 13.6%
Biotechnology - 7.0%
Aastrom Biosciences, Inc. (a)	3,712	5,011
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Acadia Pharmaceuticals, Inc. (a)	1,282	$ 12,000
Accentia Biopharmaceutical, Inc. (a)(d)	1,105	3,680
Achillion Pharmaceuticals, Inc. (a)	888	12,521
Acorda Therapeutics, Inc.	1,103	21,354
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	20,544
Alexion Pharmaceuticals, Inc. (a)	1,518	65,699
Alkermes, Inc. (a)	4,738	71,923
Allos Therapeutics, Inc. (a)(d)	3,546	20,886
Alnylam Pharmaceuticals, Inc. (a)	1,694	36,370
Altus Pharmaceuticals, Inc.	700	12,817
Amgen, Inc. (a)	55,489	3,939,719
Amylin Pharmaceuticals, Inc. (a)	6,055	242,200
Anadys Pharmaceuticals, Inc. (a)	1,141	5,705
Angiotech Pharmaceuticals, Inc. (a)	4,579	39,288
Antigenics, Inc. (a)	2,149	4,556
Arena Pharmaceuticals, Inc. (a)	2,133	27,516
ARIAD Pharmaceuticals, Inc. (a)	1,982	10,643
ArQule, Inc. (a)	2,255	11,410
Array Biopharma, Inc. (a)	1,496	19,717
Avant Immunotherapeutics, Inc. (a)	3,213	4,691
AVI BioPharma, Inc. (a)(d)	1,700	6,171
Avigen, Inc. (a)	1,684	10,239
BioCryst Pharmaceuticals, Inc. (a)	1,263	14,436
Bioenvision, Inc. (a)	1,026	5,089
Biogen Idec, Inc. (a)	16,180	845,567
BioMarin Pharmaceutical, Inc. (a)	4,374	74,839
Biomira, Inc. (a)	3,163	4,302
Biopure Corp. Class A (a)	82	66
BioSphere Medical, Inc. (a)	967	6,605
Celgene Corp. (a)	17,584	979,956
Cell Genesys, Inc. (a)	1,539	5,971
Cell Therapeutics, Inc. (a)(d)	5,150	9,373
Cephalon, Inc. (a)	2,800	209,608
Cepheid, Inc. (a)	2,210	20,862
Coley Pharmaceutical Group, Inc. (a)	925	10,647
Combinatorx, Inc.	1,079	9,787
Cotherix, Inc. (a)	1,041	13,897
Critical Therapeutics, Inc. (a)(d)	1,487	2,900
Crucell NV sponsored ADR (a)	512	12,349
Cubist Pharmaceuticals, Inc. (a)	2,325	47,337
CuraGen Corp. (a)	1,634	7,157
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Curis, Inc. (a)	1,951	$ 3,005
CV Therapeutics, Inc. (a)	3,286	39,366
Cyclacel Pharmaceuticals, Inc. (a)	1,970	11,820
Cytokinetics, Inc. (a)	2,756	20,808
CytRx Corp. (a)	3,894	6,425
deCODE genetics, Inc. (a)	1,985	8,595
Dendreon Corp. (a)	3,036	13,055
Digene Corp. (a)	1,205	61,576
DUSA Pharmaceuticals, Inc. (a)	923	4,984
Dyax Corp. (a)	782	2,487
Dynavax Technologies Corp. (a)	1,807	16,968
Encysive Pharmaceuticals, Inc. (a)(d)	2,504	15,124
EntreMed, Inc. (a)	4,673	9,299
Enzon Pharmaceuticals, Inc. (a)	2,870	23,907
Exact Sciences Corp. (a)	1,230	2,669
Favrille, Inc. (a)(d)	1,560	4,477
Forbes Medi-Tech, Inc. (a)	1,040	2,122
Genaera Corp. (a)	2,470	914
Genelabs Technologies, Inc. (a)	713	1,262
Genitope Corp. (a)(d)	1,205	4,314
Genomic Health, Inc. (a)	900	17,001
Genta, Inc. (a)	2,036	1,629
Gentium Spa sponsored ADR (a)	725	12,332
GenVec, Inc. (a)	3,656	4,862
Genzyme Corp. (a)	12,341	794,760
Geron Corp. (a)(d)	2,779	22,037
Gilead Sciences, Inc. (a)	21,580	1,422,554
GTx, Inc. (a)	2,303	35,512
Hana Biosciences, Inc. (a)(d)	1,626	11,219
Human Genome Sciences, Inc. (a)	6,500	81,380
ICOS Corp. (a)	2,985	96,386
Idenix Pharmaceuticals, Inc. (a)(d)	2,306	21,676
ImClone Systems, Inc. (a)	4,082	122,052
ImmunoGen, Inc. (a)	2,035	11,172
Immunomedics, Inc. (a)	1,704	4,345
Incyte Corp. (a)	6,099	31,959
Indevus Pharmaceuticals, Inc. (a)	3,963	29,881
Infinity Pharmaceuticals, Inc. (a)	762	10,737
Inhibitex, Inc. (a)	1,533	2,667
Insmed, Inc. (a)	5,357	9,107
InterMune, Inc. (a)	1,746	37,364
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Introgen Therapeutics, Inc. (a)(d)	1,380	$ 6,169
Isis Pharmaceuticals, Inc. (a)	3,167	32,335
Keryx Biopharmaceuticals, Inc. (a)	1,694	23,377
Kosan Biosciences, Inc. (a)	755	4,002
La Jolla Pharmaceutical Co. (a)	3,934	13,061
Lexicon Genetics, Inc. (a)	5,575	20,683
Ligand Pharmaceuticals, Inc. Class B (a)	3,655	39,182
MannKind Corp. (a)(d)	2,633	43,181
Marshall Edwards, Inc. (a)(d)	1,945	6,068
Martek Biosciences (a)(d)	1,765	43,243
Maxygen, Inc. (a)	2,330	20,737
Medarex, Inc. (a)	5,999	80,927
MedImmune, Inc. (a)	11,252	367,828
Memory Pharmaceuticals Corp. (a)	4,800	12,000
Metabasis Therapeutics, Inc. (a)	1,518	11,461
Micromet, Inc. (a)	415	793
Millennium Pharmaceuticals, Inc. (a)	14,875	167,344
Momenta Pharmaceuticals, Inc. (a)	1,763	30,553
Monogram Biosciences, Inc. (a)	6,461	10,854
Myriad Genetics, Inc. (a)	1,843	56,027
Nabi Biopharmaceuticals (a)	3,990	28,169
Neopharm, Inc. (a)	731	5,344
Neose Technologies, Inc. (a)	1,126	2,792
Neurochem, Inc. (a)(d)	2,029	51,505
Neurocrine Biosciences, Inc. (a)	2,477	22,887
Neurogen Corp. (a)	1,639	8,867
Northfield Laboratories, Inc. (a)(d)	1,696	26,017
Novacea, Inc.	1,052	7,385
Novavax, Inc. (a)(d)	2,057	10,285
NPS Pharmaceuticals, Inc. (a)	3,631	18,591
Nuvelo, Inc. (a)	2,576	49,485
Nymox Pharmaceutical Corp. (a)	1,810	6,172
Omrix Biopharmaceuticals, Inc.	883	26,119
Oncolytics Biotech, Inc. (a)	1,142	2,230
ONYX Pharmaceuticals, Inc. (a)	1,959	34,283
Orchid Cellmark, Inc. (a)	1,015	3,268
Origin Agritech Ltd. (a)	627	7,693
Orthologic Corp. (a)	1,251	1,701
Oscient Pharmaceuticals Corp. (a)	769	4,537
OSI Pharmaceuticals, Inc. (a)	2,589	94,965
Osiris Therapeutics, Inc. (d)	1,053	22,334
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
OXiGENE, Inc. (a)	1,607	$ 7,681
Panacos Pharmaceuticals, Inc. (a)	3,400	22,032
PDL BioPharma, Inc. (a)	5,279	119,886
Peregrine Pharmaceuticals, Inc. (a)	16,220	20,113
Pharmacopeia Drug Discovery, Inc. (a)	368	1,509
Pharmacyclics, Inc. (a)	1,146	6,475
Pharmion Corp. (a)	1,827	45,237
Poniard Pharmaceuticals, Inc. (a)	1,760	12,197
PRAECIS Pharmaceuticals, Inc. (a)	354	690
Progenics Pharmaceuticals, Inc. (a)	1,445	39,564
QLT, Inc. (a)	4,361	37,766
Regeneron Pharmaceuticals, Inc. (a)	2,370	50,979
Renovis, Inc. (a)	1,133	3,626
Rigel Pharmaceuticals, Inc. (a)	2,099	23,068
Sangamo Biosciences, Inc. (a)	2,130	16,848
Savient Pharmaceuticals, Inc. (a)	2,981	34,788
SciClone Pharmaceuticals, Inc. (a)	1,927	4,779
Seattle Genetics, Inc. (a)	1,337	7,340
Senomyx, Inc. (a)	1,884	25,359
SIGA Technologies, Inc. (a)	2,219	7,323
Sirna Therapeutics, Inc. (a)(d)	3,097	39,889
Solexa, Inc. (a)(d)	1,429	17,520
Sonus Pharmaceuticals, Inc. (a)	1,497	8,757
StemCells, Inc. (a)	2,240	6,675
Sunesis Pharmaceuticals, Inc. (a)	1,761	8,136
Tanox, Inc. (a)	2,549	50,037
Targacept, Inc.	1,419	10,643
Telik, Inc. (a)(d)	2,715	46,182
Tercica, Inc. (a)	2,496	12,280
Threshold Pharmaceuticals, Inc. (a)	1,985	5,697
TorreyPines Therapeutics, Inc. (a)	277	1,753
Trimeris, Inc. (a)	1,603	18,451
Trubion Pharmaceuticals, Inc.	854	16,414
United Therapeutics Corp. (a)	930	54,145
Vanda Pharmaceuticals, Inc.	1,657	24,756
Vasogen, Inc. (a)	1,722	668
Vertex Pharmaceuticals, Inc. (a)	5,772	255,700
ViaCell, Inc. (a)	1,828	9,049
Vical, Inc. (a)	1,765	11,349
Vion Pharmaceuticals, Inc. (a)	2,003	3,305
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
XOMA Ltd. (a)	8,572	$ 19,458
Zymogenetics, Inc. (a)	3,440	54,042
		12,505,837
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	1,298	25,064
Abiomed, Inc. (a)	1,898	24,048
Adeza Biomedical Corp. (a)	684	10,465
Aksys Ltd.	1,312	708
Align Technology, Inc. (a)	2,701	35,464
Alphatec Holdings, Inc.	1,065	4,292
American Medical Systems Holdings, Inc. (a)	3,657	62,937
Analogic Corp.	575	30,418
Angiodynamics, Inc. (a)	1,084	22,688
Anika Therapeutics, Inc. (a)	525	6,626
Arrow International, Inc.	2,007	70,125
ArthroCare Corp. (a)	1,415	58,963
Aspect Medical Systems, Inc. (a)	1,014	19,225
Atricure, Inc. (a)	695	6,950
Atrion Corp.	134	10,051
BioLase Technology, Inc. (a)	592	5,103
Biomet, Inc.	11,508	435,117
Biosite, Inc. (a)	731	35,687
Candela Corp. (a)	1,339	17,675
Cardiac Science Corp. (a)	1,773	14,468
Cardiodynamics International Corp. (a)	1,574	1,306
Cerus Corp. (a)	1,646	12,806
China Medical Technologies, Inc. sponsored ADR (a)	1,110	27,850
Cholestech Corp. (a)	816	14,998
Clinical Data, Inc. (a)	468	7,825
Conceptus, Inc. (a)	1,695	38,866
CONMED Corp. (a)	1,180	26,113
Conor Medsystems, Inc. (a)	1,852	59,857
Cutera, Inc. (a)	521	14,661
Cyberonics, Inc. (a)	1,499	36,576
Cynosure, Inc. Class A	715	12,019
Cytyc Corp. (a)	5,360	140,539
Dade Behring Holdings, Inc.	3,966	150,153
Datascope Corp.	626	21,209
DENTSPLY International, Inc.	7,118	227,278
DexCom, Inc. (a)	1,171	13,185
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
E-Z-EM, Inc. (a)	876	$ 14,612
Electro-Optical Sciences, Inc. (a)	1,612	12,509
Endologix, Inc. (a)	1,944	7,115
EPIX Pharmaceuticals, Inc. (a)	1,392	6,417
ev3, Inc. (a)	2,664	44,196
Exactech, Inc. (a)	534	7,487
Foxhollow Technologies, Inc. (a)	1,241	32,874
Gen-Probe, Inc. (a)	2,505	122,094
Given Imaging Ltd. (a)	1,505	33,396
Hansen Medical, Inc.	1,614	20,530
HealthTronics, Inc. (a)	1,523	10,235
Hologic, Inc. (a)	2,480	124,074
Home Diagnostics, Inc.	835	9,770
I-Flow Corp. (a)	1,516	21,876
ICU Medical, Inc. (a)	598	24,165
IDEXX Laboratories, Inc. (a)	1,445	122,319
Immucor, Inc. (a)	3,222	86,672
Integra LifeSciences Holdings Corp. (a)	1,328	54,992
IntraLase Corp. (a)	1,053	22,113
Intuitive Surgical, Inc. (a)	1,709	173,669
IRIS International, Inc. (a)	690	6,196
Kensey Nash Corp. (a)	550	16,874
Kyphon, Inc. (a)	2,034	68,688
LeMaitre Vascular, Inc. (a)	2,056	11,945
LifeCell Corp. (a)	1,838	40,087
Lifecore Biomedical, Inc. (a)	614	10,616
Medical Action Industries, Inc. (a)	495	15,553
Meridian Bioscience, Inc.	1,500	36,495
Merit Medical Systems, Inc. (a)	1,302	20,845
Microtek Medical Holdings, Inc. (a)	1,585	6,356
Micrus Endovascular Corp. (a)	653	12,851
National Dentex Corp. (a)	337	6,015
Natus Medical, Inc. (a)	1,461	23,756
Neogen Corp. (a)	709	14,414
NeuroMetrix, Inc. (a)	497	9,070
NMT Medical, Inc. (a)	513	7,464
Northstar Neuroscience, Inc.	1,641	19,807
NUCRYST Pharmaceuticals Corp.	862	4,051
Nutraceutical International Corp. (a)	719	10,900
NuVasive, Inc. (a)	1,853	42,619
NxStage Medical, Inc. (a)	2,124	18,967
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
OccuLogix, Inc. (a)(d)	1,709	$ 3,179
OraSure Technologies, Inc. (a)	2,902	24,986
Orthofix International NV (a)	646	28,095
Orthovita, Inc. (a)	3,496	11,642
Osteotech, Inc. (a)	1,235	6,953
Palomar Medical Technologies, Inc. (a)	808	40,360
PolyMedica Corp.	1,048	41,469
Possis Medical, Inc. (a)	574	7,072
Quidel Corp. (a)	1,589	21,626
Regeneration Technologies, Inc. (a)	856	5,110
Respironics, Inc. (a)	3,405	122,784
Rita Medical Systems, Inc. (a)	2,095	9,302
Rochester Medical Corp. (a)	1,200	13,800
Shamir Optical Industry Ltd. (a)	707	6,222
Sirona Dental Systems, Inc.	2,699	99,755
Somanetics Corp. (a)	471	9,133
Sonic Innovations, Inc. (a)	1,373	7,208
SonoSite, Inc. (a)	970	30,992
Staar Surgical Co. (a)	832	5,832
Stereotaxis, Inc. (a)	2,207	21,871
SurModics, Inc. (a)	854	28,848
Synergetics USA, Inc. (a)	1,175	4,571
Syneron Medical Ltd. (a)	1,227	28,454
Synovis Life Technologies, Inc. (a)	230	1,898
The Spectranetics Corp. (a)	1,041	11,347
Thermogenesis Corp. (a)	4,407	21,154
Thoratec Corp. (a)	2,383	35,102
Trinity Biotech PLC sponsored ADR (a)	2,028	18,394
TriPath Imaging, Inc. (a)	2,792	25,714
Utah Medical Products, Inc.	500	16,990
Vascular Solutions, Inc. (a)	1,180	8,496
Vital Signs, Inc.	650	35,874
Vnus Medical Technologies, Inc. (a)	439	3,345
Volcano Corp.	1,223	21,757
Wright Medical Group, Inc. (a)	1,694	40,537
Young Innovations, Inc.	390	13,923
Zoll Medical Corp. (a)	577	29,923
		3,919,717
Health Care Providers & Services - 1.4%
Air Methods Corp. (a)	370	9,720
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Allied Healthcare International, Inc. (a)	1,897	$ 3,984
Allion Healthcare, Inc. (a)	696	4,106
Amedisys, Inc. (a)	644	25,225
America Service Group, Inc. (a)	530	8,432
American Dental Partners, Inc. (a)	487	8,630
AmSurg Corp. (a)	1,724	35,394
Bio-Reference Laboratories, Inc. (a)	768	18,670
BioScrip, Inc. (a)	895	2,936
Chindex International, Inc. (a)	642	12,198
Corvel Corp. (a)	577	33,039
Cross Country Healthcare, Inc. (a)	1,487	29,517
Dialysis Corp. of America (a)	301	4,009
Express Scripts, Inc. (a)	6,496	443,027
Genesis HealthCare Corp. (a)	1,088	50,374
Gentiva Health Services, Inc. (a)	964	15,463
Health Grades, Inc. (a)	1,360	6,501
HealthExtras, Inc. (a)	1,922	41,092
Healthways, Inc. (a)	1,586	72,908
Henry Schein, Inc. (a)	4,082	210,345
HMS Holdings Corp. (a)	1,151	15,941
Horizon Health Corp. (a)	524	8,384
Hythiam, Inc. (a)(d)	1,433	10,848
InVentiv Health, Inc. (a)	1,512	45,829
LCA-Vision, Inc.	1,187	41,782
LHC Group, Inc. (a)	705	19,507
LifePoint Hospitals, Inc. (a)	2,932	101,770
Lincare Holdings, Inc. (a)	4,460	168,008
Magellan Health Services, Inc. (a)	1,686	74,150
Matria Healthcare, Inc. (a)	1,238	36,212
Medcath Corp. (a)	881	22,800
MWI Veterinary Supply, Inc. (a)	434	14,899
National Medical Health Card Systems, Inc. (a)	330	3,330
National Research Corp.	370	9,098
NationsHealth, Inc. (a)	1,400	2,646
Nighthawk Radiology Holdings, Inc.	1,452	31,552
NovaMed Eyecare, Inc. (a)	1,179	8,241
Odyssey Healthcare, Inc. (a)	1,312	16,243
Option Care, Inc.	2,087	29,385
Patterson Companies, Inc. (a)	6,531	242,365
PDI, Inc. (a)	594	6,059
Pediatric Services of America, Inc. (a)	991	12,546
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)	853	$ 22,784
PSS World Medical, Inc. (a)	3,521	73,730
Psychiatric Solutions, Inc. (a)	2,664	96,943
QMed, Inc. (a)	603	2,762
Radiation Therapy Services, Inc. (a)	1,013	33,287
ResCare, Inc. (a)	1,516	27,879
Rotech Healthcare, Inc. (a)(d)	695	1,084
Rural/Metro Corp. (a)	909	7,799
Sun Healthcare Group, Inc. (a)	1,059	10,685
Symbion, Inc. (a)	887	15,744
TLC Vision Corp. (a)	4,732	20,679
U.S. Physical Therapy, Inc. (a)	574	6,727
United Surgical Partners International, Inc. (a)	2,030	51,664
VCA Antech, Inc. (a)	4,015	129,444
Visicu, Inc.	2,311	23,110
VistaCare, Inc. Class A (a)	1,578	17,689
		2,499,175
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	2,679	74,798
AMICAS, Inc. (a)	2,483	6,828
Cerner Corp. (a)	3,633	174,638
Computer Programs & Systems, Inc.	414	14,904
Dendrite International, Inc. (a)	1,871	19,646
Eclipsys Corp. (a)	2,621	55,487
Emageon, Inc. (a)	1,549	24,815
Emdeon Corp. (a)	13,217	156,621
Merge Technologies, Inc. (a)	930	5,664
Omnicell, Inc. (a)	1,262	23,726
Per-Se Technologies, Inc. (a)	2,089	57,594
Phase Forward, Inc. (a)	1,828	27,329
Systems Xcellence, Inc. (a)	785	14,235
TriZetto Group, Inc. (a)	2,265	39,162
Vital Images, Inc. (a)	671	21,653
WebMD Health Corp. Class A (a)(d)	272	9,936
		727,036
Life Sciences Tools & Services - 0.8%
Acacia Research Corp. - CombiMatrix (a)	1,427	1,427
Accelrys, Inc. (a)	737	4,466
Advanced Magnetics, Inc. (a)	565	31,482
Affymetrix, Inc. (a)	3,351	84,780
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Albany Molecular Research, Inc. (a)	1,520	$ 16,872
BioVeris Corp. (a)	1,519	14,598
Bruker BioSciences Corp. (a)	5,167	39,941
Caliper Life Sciences, Inc. (a)	1,195	6,728
Ciphergen Biosystems, Inc. (a)	1,078	1,132
Compugen Ltd. (a)	1,757	5,218
Dionex Corp. (a)	966	55,555
Diversa Corp. (a)	2,561	29,144
Draxis Health, Inc. (a)	1,236	6,191
eResearchTechnology, Inc. (a)	3,519	22,592
Exelixis, Inc. (a)	4,159	35,851
Gene Logic, Inc. (a)	1,810	2,715
Harvard Bioscience, Inc. (a)	973	4,466
ICON PLC sponsored ADR	1,156	42,980
Illumina, Inc. (a)	2,033	78,331
Immunicon Corp. (a)	1,388	5,066
Invitrogen Corp. (a)	2,226	122,475
Kendle International, Inc. (a)	567	19,862
Luminex Corp. (a)	1,247	15,974
Medtox Scientific, Inc. (a)	1,001	13,243
Molecular Devices Corp. (a)	603	12,729
Nanogen, Inc. (a)	940	1,908
Nektar Therapeutics (a)	4,545	75,038
PAREXEL International Corp. (a)	1,314	36,490
Pharmaceutical Product Development, Inc.	5,481	173,145
PharmaNet Development Group, Inc. (a)	1,096	24,945
PRA International (a)	950	27,512
QIAGEN NV (a)	6,668	97,286
Sequenom, Inc. (a)	3,513	18,724
Stratagene Corp.	589	4,311
Techne Corp. (a)	1,707	91,785
Third Wave Technologies, Inc. (a)	1,721	8,536
Varian, Inc. (a)	1,384	61,007
Ventana Medical Systems, Inc. (a)	1,638	68,943
		1,363,448
Pharmaceuticals - 1.8%
Abraxis BioScience, Inc. (a)	7,787	208,847
Acusphere, Inc. (a)	1,243	3,592
Adams Respiratory Therapeutics, Inc. (a)	1,709	67,283
Adolor Corp. (a)	1,931	15,139
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Advancis Pharmaceutical Corp. (a)	1,591	$ 6,205
Alexza Pharmaceuticals, Inc.	730	6,103
Amarin Corp. PLC sponsored ADR (a)	2,701	6,347
Anesiva, Inc. (a)	2,189	14,491
Aspreva Pharmaceuticals Corp. (a)	1,679	33,362
Atherogenics, Inc. (a)(d)	2,323	28,666
Auxilium Pharmaceuticals, Inc. (a)	1,496	24,953
AVANIR Pharmaceuticals Class A (a)(d)	1,525	4,346
Axcan Pharma, Inc. (a)	2,566	38,105
Barrier Therapeutics, Inc. (a)	1,043	7,666
Beijing Medical-Pharm Corp. (a)	2,286	13,122
BioMimetics Therapeutics, Inc.	903	9,572
Cadence Pharmaceuticals, Inc.	1,375	18,219
Cardiome Pharma Corp. (a)	2,222	25,797
CNS., Inc.	675	25,191
Collagenex Pharmaceuticals, Inc. (a)	681	8,962
Columbia Laboratories, Inc. (a)	1,899	8,204
Connetics Corp. (a)	1,968	34,164
Cypress Bioscience, Inc. (a)	1,387	12,011
DepoMed, Inc. (a)	1,263	4,269
Discovery Laboratories, Inc. (a)	2,549	5,404
Durect Corp. (a)	2,421	11,330
Emisphere Technologies, Inc. (a)(d)	1,366	7,417
Endo Pharmaceuticals Holdings, Inc. (a)	6,190	167,811
Epicept Corp. (a)	147	235
Flamel Technologies SA sponsored ADR (a)	1,313	36,711
Generex Biotechnology Corp. (a)	5,909	12,468
Hi-Tech Pharmacal Co., Inc. (a)	462	6,584
Hollis-Eden Pharmaceuticals, Inc. (a)	580	3,184
Inspire Pharmaceuticals, Inc. (a)	1,281	6,098
Ista Pharmaceuticals, Inc. (a)	753	4,827
Kos Pharmaceuticals, Inc. (a)	2,218	172,405
Labopharm, Inc. (a)	3,695	21,645
Matrixx Initiatives, Inc. (a)	372	7,276
Medicines Co. (a)	2,401	68,549
MGI Pharma, Inc. (a)	3,956	75,045
Nastech Pharmaceutical Co., Inc. (a)	1,139	21,231
New River Pharmaceuticals, Inc. (a)	1,854	90,994
Nexmed, Inc. (a)	672	329
NitroMed, Inc. (a)	982	2,121
Noven Pharmaceuticals, Inc. (a)	899	21,315
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Novogen Ltd. sponsored ADR (a)	97	$ 970
Pain Therapeutics, Inc. (a)	3,006	25,731
Penwest Pharmaceuticals Co. (a)	1,484	25,510
Perrigo Co.	4,258	71,322
Pharmos Corp. (a)	462	827
Pozen, Inc. (a)	1,285	21,113
Quigley Corp. (a)	1,566	11,902
Replidyne, Inc. (a)	1,754	10,770
Salix Pharmaceuticals Ltd. (a)	2,714	38,132
Santarus, Inc. (a)(d)	3,045	22,868
Sciele Pharma, Inc. (a)	1,953	44,157
Sepracor, Inc. (a)	5,126	286,082
Shire PLC sponsored ADR	2,401	145,501
Somaxon Pharmaceuticals, Inc.	769	10,028
Spectrum Pharmaceuticals, Inc. (a)	2,018	10,595
SuperGen, Inc. (a)	2,381	11,310
Taro Pharmaceutical Industries Ltd. (a)(d)	1,220	12,237
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,456	912,299
ViroPharma, Inc. (a)	3,623	55,830
Vivus, Inc. (a)	2,040	8,282
Warner Chilcott Ltd.	12,138	167,626
Westaim Corp. (a)	3,289	5,990
Xenoport, Inc. (a)	985	26,418
Zila, Inc. (a)	3,259	8,702
		3,301,797
TOTAL HEALTH CARE		24,317,010
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.2%
Applied Signal Technology, Inc.	561	8,886
Argon ST, Inc. (a)	860	19,496
Astronics Corp. (a)	755	13,062
BE Aerospace, Inc. (a)	3,910	102,481
Ceradyne, Inc. (a)	1,410	74,476
Elbit Systems Ltd. (d)	2,078	68,532
Essex Corp. (a)	888	21,143
Herley Industries, Inc. (a)	746	12,040
Innovative Solutions & Support, Inc. (a)	567	8,936
Ionatron, Inc. (d)	2,941	11,440
Ladish Co., Inc. (a)	750	25,305
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)	448	$ 7,674
MTC Technologies, Inc. (a)	622	16,228
Sypris Solutions, Inc.	676	5,043
Taser International, Inc. (a)(d)	3,257	27,619
		422,361
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	3,839	24,301
Atlas Air Worldwide Holdings, Inc. (a)	1,062	44,986
C.H. Robinson Worldwide, Inc.	7,961	350,284
Dynamex, Inc. (a)	596	13,738
EGL, Inc. (a)	1,809	57,779
Expeditors International of Washington, Inc.	10,035	453,983
Forward Air Corp.	1,261	41,991
Hub Group, Inc. Class A	1,704	48,632
Pacer International, Inc.	1,724	51,634
Park-Ohio Holdings Corp. (a)	439	7,318
UTI Worldwide, Inc.	4,510	134,398
		1,229,044
Airlines - 0.4%
Frontier Airlines Holdings, Inc. (a)	1,453	11,915
JetBlue Airways Corp. (a)(d)	8,391	114,621
MAIR Holdings, Inc. (a)	1,544	8,816
Mesa Air Group, Inc. (a)	2,636	21,536
Pinnacle Airlines Corp. (a)	841	8,267
Republic Airways Holdings, Inc. (a)	1,879	32,450
Ryanair Holdings PLC sponsored ADR (a)(d)	2,770	212,154
SkyWest, Inc.	3,266	82,434
UAL Corp. (a)	5,157	209,271
		701,464
Building Products - 0.1%
Aaon, Inc.	568	15,859
American Woodmark Corp.	798	31,114
Apogee Enterprises, Inc.	1,220	20,923
Builders FirstSource, Inc. (a)	2,105	35,027
Insteel Industries, Inc.	1,270	24,435
PGT, Inc.	1,123	12,858
PW Eagle, Inc. (d)	493	16,831
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - continued
Quixote Corp.	489	$ 9,408
Universal Forest Products, Inc.	846	39,457
		205,912
Commercial Services & Supplies - 1.4%
51job, Inc. sponsored ADR (a)	198	3,465
Advisory Board Co. (a)	1,014	56,247
American Ecology Corp.	1,049	21,924
APAC Customer Services, Inc. (a)	2,411	7,040
Arrowhead Research Corp. (a)	1,920	9,120
Barrett Business Services, Inc. (a)	449	10,776
Casella Waste Systems, Inc. Class A (a)	817	8,913
CECO Environmental Corp. (a)	1,050	9,398
Cintas Corp.	7,538	318,104
Clean Harbors, Inc.	1,021	43,627
Comsys IT Partners, Inc. (a)	927	17,066
Copart, Inc. (a)	4,283	129,389
Corporate Executive Board Co.	1,812	171,451
CoStar Group, Inc. (a)	996	49,113
CRA International, Inc. (a)	570	29,429
Danka Business Systems PLC sponsored ADR (a)	836	1,204
Diamond Management & Technology Consultants, Inc.	1,123	12,521
Exponent, Inc. (a)	884	15,753
First Advantage Corp. Class A (a)	418	8,017
First Consulting Group, Inc. (a)	1,495	18,598
FirstService Corp. (sub. vtg.) (a)	1,234	29,606
Fuel Tech, Inc. (a)	842	20,528
G&K Services, Inc. Class A	958	37,927
GeoEye, Inc. (a)	693	13,853
Healthcare Services Group, Inc.	1,382	34,550
Heidrick & Struggles International, Inc. (a)	758	31,715
Herman Miller, Inc.	3,121	109,578
Hill International, Inc. (a)	1,485	9,905
Hudson Highland Group, Inc. (a)	1,554	27,739
Huron Consulting Group, Inc. (a)	752	30,937
ICF International, Inc.	519	9,025
ICT Group, Inc. (a)	936	31,384
Innerworkings, Inc.	2,410	40,295
Integrated Alarm Services Group, Inc. (a)	634	1,896
Intersections, Inc. (a)	441	4,507
Kelly Services, Inc. Class A (non-vtg.)	1,568	45,692
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kenexa Corp. (a)	1,120	$ 34,552
Kforce, Inc. (a)	2,039	27,139
Layne Christensen Co. (a)	643	19,798
Learning Tree International, Inc. (a)	1,097	10,005
LECG Corp. (a)	1,580	28,898
McGrath RentCorp.	1,132	35,658
Mobile Mini, Inc. (a)	1,580	43,387
Monster Worldwide, Inc. (a)	5,782	252,384
Multi-Color Corp.	334	11,262
On Assignment, Inc. (a)	1,390	15,179
PeopleSupport, Inc. (a)	1,045	23,178
Perma-Fix Environmental Services, Inc. (a)	2,601	5,202
RCM Technologies, Inc. (a)	1,992	12,291
Resources Connection, Inc. (a)	2,240	65,027
School Specialty, Inc. (a)	1,009	37,383
Standard Parking Corp. (a)	633	23,940
Stericycle, Inc. (a)	2,043	147,954
Synagro Technologies, Inc.	2,757	12,489
Taleo Corp. Class A (a)	824	10,696
Teletech Holdings, Inc. (a)	3,136	70,811
Tetra Tech, Inc. (a)	2,922	50,989
Thomas Group	587	7,701
TRM Corp. (a)	430	619
United Stationers, Inc. (a)	1,365	63,309
Waste Industries USA, Inc.	1,018	30,581
Waste Services, Inc. (a)	1,458	14,259
WCA Waste Corp. (a)	2,105	13,556
		2,488,539
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	3,221	173,934
Insituform Technologies, Inc. Class A (a)	1,365	35,108
Integrated Electrical Services, Inc. (a)	652	10,236
KHD Humboldt Wedag International Ltd. (a)	759	31,119
Modtech Holdings, Inc. (a)	1,009	4,944
Sterling Construction Co., Inc. (a)	341	8,201
Washington Group International, Inc.	1,416	83,232
		346,774
Electrical Equipment - 0.6%
Active Power, Inc. (a)	2,586	6,930
American Power Conversion Corp.	8,966	272,118
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
American Superconductor Corp. (a)(d)	1,535	$ 16,133
Canadian Solar, Inc.	1,100	13,288
Capstone Turbine Corp. (a)(d)	3,505	4,767
China BAK Battery, Inc. (a)	3,333	24,764
Deswell Industries, Inc.	609	6,614
Distributed Energy Systems Corp. (a)	1,083	4,516
Encore Wire Corp. (d)	1,157	28,532
Energy Conversion Devices, Inc. (a)	1,796	68,571
Evergreen Solar, Inc. (a)(d)	3,457	31,943
First Solar, Inc.	3,253	92,060
Franklin Electric Co., Inc.	998	51,716
FuelCell Energy, Inc. (d)	2,199	14,337
Genlyte Group, Inc. (a)	1,389	117,871
Hoku Scientific, Inc. (a)	796	2,555
Hydrogenics Corp. (a)	3,294	4,908
II-VI, Inc. (a)	1,568	40,486
LSI Industries, Inc.	1,131	19,329
Medis Technologies Ltd. (a)(d)	1,387	28,017
Microvision, Inc. (a)	1,063	2,774
Plug Power, Inc. (a)	2,703	10,974
Powell Industries, Inc. (a)	482	11,505
Power-One, Inc. (a)	3,532	25,854
Preformed Line Products Co.	259	8,384
Superior Essex, Inc. (a)	830	29,382
Ultralife Batteries, Inc. (a)	686	7,059
Valence Technology, Inc. (a)(d)	2,374	5,128
Vicor Corp.	1,288	15,791
Woodward Governor Co.	1,828	69,811
		1,036,117
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	27,073
Machinery - 1.0%
3D Systems Corp. (a)(d)	683	9,815
A.S.V., Inc. (a)(d)	1,701	25,413
American Railcar Industries, Inc.	997	31,974
American Science & Engineering, Inc. (a)	467	29,626
Astec Industries, Inc. (a)	1,059	36,070
Axsys Technologies, Inc. (a)	558	9,458
Basin Water, Inc.	502	3,514
Bucyrus International, Inc. Class A	1,630	69,601
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Chart Industries, Inc.	1,692	$ 24,974
Columbus McKinnon Corp. (NY Shares) (a)	1,217	28,271
Commercial Vehicle Group, Inc. (a)	1,291	30,209
Dynamic Materials Corp.	432	12,442
Flanders Corp. (a)	1,144	11,314
Flow International Corp. (a)	2,138	23,710
FreightCar America, Inc.	549	30,250
Gehl Co. (a)	645	17,454
Hardinge, Inc.	423	6,590
Hurco Companies, Inc. (a)	280	7,210
Joy Global, Inc.	5,525	242,548
K-Tron International, Inc. (a)	110	7,365
L.B. Foster Co. Class A (a)	446	10,191
Lincoln Electric Holdings, Inc.	1,998	121,578
MFRI, Inc. (a)	600	12,318
Middleby Corp. (a)	355	36,033
Nordson Corp.	1,712	82,672
Omega Flex, Inc. (a)	414	8,363
PACCAR, Inc.	11,758	767,797
Portec Rail Products, Inc.	692	7,266
RBC Bearings, Inc. (a)	1,180	34,291
Sun Hydraulics Corp.	516	10,795
Tecumseh Products Co.:
Class A (non-vtg.) (a)	517	8,381
Class B (a)	262	4,166
TurboChef Technologies, Inc. (a)(d)	1,655	23,981
Twin Disc, Inc.	227	8,011
Volvo AB sponsored ADR	588	38,202
		1,831,853
Marine - 0.2%
Alexander & Baldwin, Inc.	2,127	93,907
American Commercial Lines, Inc. (a)	1,423	98,671
Aries Maritime Transport Ltd.	1,020	10,006
DryShips, Inc.	1,839	29,424
Eagle Bulk Shipping, Inc. (d)	2,089	34,865
Genco Shipping & Trading Ltd.	1,024	24,320
Navios Maritime Holdings, Inc.	1,800	9,504
Omega Navigation Enterprises, Inc. Class A	751	11,828
Quintana Maritime Ltd. (d)	2,920	30,777
Stolt-Nielsen SA Class B sponsored ADR	1,536	47,155
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Marine - continued
TBS International Ltd. Class A (a)	745	$ 6,184
The Cronos Group	752	11,476
Ultrapetrol (Bahamas) Ltd.	1,325	15,317
		423,434
Road & Rail - 0.6%
AMERCO (a)	1,077	93,537
Arkansas Best Corp.	1,076	40,780
Celadon Group, Inc. (a)	1,014	18,779
Covenant Transport, Inc. Class A (a)	611	7,411
Frozen Food Express Industries, Inc.	698	5,933
Heartland Express, Inc.	4,452	68,694
J.B. Hunt Transport Services, Inc.	6,636	145,262
Landstar System, Inc.	2,618	117,915
Marten Transport Ltd. (a)	1,029	18,841
Old Dominion Freight Lines, Inc. (a)	1,936	51,904
P.A.M. Transportation Services, Inc. (a)	668	16,025
Patriot Transportation Holding, Inc. (a)	115	10,579
Quality Distribution, Inc. (a)	1,569	20,930
Saia, Inc. (a)	638	15,816
Swift Transportation Co., Inc. (a)	3,673	104,203
U.S. Xpress Enterprises, Inc. Class A (a)	842	14,676
Universal Truckload Services, Inc. (a)	990	23,602
USA Truck, Inc. (a)	550	10,599
Vitran Corp., Inc. (a)	474	7,963
Werner Enterprises, Inc.	3,537	65,965
YRC Worldwide, Inc. (a)	2,735	105,981
		965,395
Trading Companies & Distributors - 0.3%
Aceto Corp.	828	7,038
Beacon Roofing Supply, Inc. (a)	2,041	41,902
Electro Rent Corp. (a)	1,299	19,550
Fastenal Co.	7,106	255,745
H&E Equipment Services, Inc.	2,073	50,208
Houston Wire & Cable Co.	791	17,837
Industrial Distribution Group, Inc. (a)	1,274	12,371
Kaman Corp.	987	22,819
Lawson Products, Inc.	395	19,841
Mitsui & Co. Ltd. sponsored ADR	13	3,508
NuCo2, Inc. (a)	701	17,504
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc.:
Class A (a)	983	$ 17,871
Class B (a)	673	11,367
UAP Holding Corp.	2,572	61,754
Williams Scotsman International, Inc. (a)	2,309	46,065
		605,380
TOTAL INDUSTRIALS		10,283,346
INFORMATION TECHNOLOGY - 49.1%
Communications Equipment - 8.9%
3Com Corp. (a)	18,500	77,515
Acme Packet, Inc.	2,767	48,256
ADC Telecommunications, Inc. (a)	5,591	77,100
Adtran, Inc.	3,380	73,650
Airspan Networks, Inc. (a)	2,489	7,094
Alvarion Ltd. (a)	2,562	18,446
Anaren, Inc. (a)	662	13,604
Andrew Corp. (a)	7,949	79,252
Arris Group, Inc. (a)	5,614	66,975
AudioCodes Ltd. (a)(d)	1,741	16,731
Avanex Corp. (a)	12,464	24,803
Avici Systems, Inc. (a)	537	3,823
Avocent Corp. (a)	2,483	86,359
Aware, Inc. (a)	1,453	7,672
Bel Fuse, Inc.:
Class A	177	5,763
Class B (non-vtg.)	300	11,010
Black Box Corp.	852	36,483
Blue Coat Systems, Inc. (a)	684	17,469
Bookham, Inc. (a)(d)	4,309	17,365
C-COR, Inc. (a)	1,969	19,690
Carrier Access Corp. (a)	1,526	9,538
Ceragon Networks Ltd. (a)	865	4,706
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	6,224
Ciena Corp. (a)	3,876	97,443
Cisco Systems, Inc. (a)	289,748	7,788,426
Comtech Group, Inc. (a)(d)	1,575	25,578
Comtech Telecommunications Corp. (a)	1,134	40,280
Comverse Technology, Inc. (a)	9,475	184,952
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Digi International, Inc. (a)	1,004	$ 13,343
Ditech Networks, Inc. (a)	1,208	8,456
ECI Telecom Ltd. (a)	6,022	53,475
EFJ, Inc. (a)	1,024	5,734
EMS Technologies, Inc. (a)	1,046	21,412
Endwave Corp. (a)	412	5,554
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	922	5,080
Extreme Networks, Inc. (a)	3,999	15,956
F5 Networks, Inc. (a)	1,941	145,206
Finisar Corp. (a)	14,260	54,616
Foundry Networks, Inc. (a)	6,610	94,589
Glenayre Technologies, Inc. (a)	1,379	3,337
Globecomm Systems, Inc. (a)	1,003	9,238
Harmonic, Inc. (a)	4,008	31,864
Hughes Communications, Inc. (a)	968	45,496
Inter-Tel, Inc.	1,532	34,148
InterDigital Communication Corp. (a)	2,445	78,118
Ituran Location & Control Ltd.	1,591	25,440
Ixia (a)	3,978	37,751
JDS Uniphase Corp. (a)	9,670	178,702
Juniper Networks, Inc. (a)	26,768	569,891
KVH Industries, Inc. (a)	419	4,819
Lantronix, Inc. (a)	4,414	6,533
Loral Space & Communications Ltd. (a)	977	30,023
Metalink Ltd. (a)	1,755	10,355
MRV Communications, Inc. (a)	7,965	29,709
NETGEAR, Inc. (a)	1,638	42,588
Netopia, Inc. (a)	1,247	8,604
Network Engines, Inc. (a)	1,511	3,551
Nice Systems Ltd. sponsored ADR	2,487	79,584
NMS Communications Corp. (a)	1,666	2,916
NumereX Corp. Class A (a)	847	7,708
Occam Networks, Inc. (a)	651	10,403
Oplink Communications, Inc. (a)	1,319	26,314
Optical Communication Products, Inc. (a)	1,330	2,607
Optium Corp.	1,524	30,785
ORBCOMM, Inc.	1,542	11,395
Orckit Communications Ltd. (a)	601	6,863
Packeteer, Inc. (a)	2,182	25,900
Parkervision, Inc. (a)(d)	1,061	10,790
PC-Tel, Inc. (a)	1,155	11,180
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Pegasus Wireless Corp. warrants 8/11/06 (a)	250	$ 55
Performance Technologies, Inc. (a)	470	2,562
Polycom, Inc. (a)	4,083	117,754
Powerwave Technologies, Inc. (a)	6,700	42,947
Qiao Xing Universal Telephone, Inc. (a)(d)	925	12,543
QUALCOMM, Inc.	78,311	2,865,399
RADWARE Ltd. (a)	685	10,213
Radyne Corp. (a)	1,102	11,031
Redback Networks, Inc. (a)	3,191	46,972
Research In Motion Ltd. (a)	8,823	1,224,897
Riverbed Technology, Inc. (d)	3,183	111,055
SafeNet, Inc. (a)	1,425	33,174
SCM Microsystems, Inc. (a)	1,068	3,610
SeaChange International, Inc. (a)	1,245	10,732
Sierra Wireless, Inc. (a)	732	8,850
Sirenza Microdevices, Inc. (a)	2,267	20,154
Sonus Networks, Inc. (a)	11,913	74,814
SpectraLink Corp.	479	3,889
Stratex Networks, Inc. (a)	5,314	22,744
Stratos International, Inc. (a)	1,747	13,050
Sycamore Networks, Inc. (a)	11,258	41,992
Symmetricom, Inc. (a)	3,857	33,826
Tekelec (a)	3,296	53,066
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4,770	185,410
Tellabs, Inc. (a)	20,920	210,037
Telular Corp. (a)	871	3,240
Tollgrade Communications, Inc. (a)	443	3,885
UTStarcom, Inc. (a)(d)	5,640	50,083
ViaSat, Inc. (a)	1,507	40,131
Westell Technologies, Inc. Class A (a)	3,694	8,607
WJ Communications, Inc. (a)	2,092	4,393
Zhone Technologies, Inc. (a)	6,304	8,510
		15,945,865
Computers & Peripherals - 5.5%
ActivIdentity Corp. (a)	1,423	7,172
Adaptec, Inc. (a)	4,706	20,518
Apple Computer, Inc. (a)	40,453	3,708,731
Avid Technology, Inc. (a)	2,015	78,545
Brocade Communications Systems, Inc. (a)	13,338	123,377
Concurrent Computer Corp. (a)	2,256	4,219
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	1,576	$ 17,903
Creative Technology Ltd. (NASDAQ)	4,763	30,340
Dell, Inc. (a)	107,771	2,935,682
Dot Hill Systems Corp. (a)	1,177	3,837
Electronics for Imaging, Inc. (a)	2,959	72,496
FOCUS Enhancements, Inc. (a)	3,823	5,620
Hutchinson Technology, Inc. (a)	937	22,329
iCAD, Inc. (a)	4,064	12,476
Immersion Corp. (a)	860	6,037
InFocus Corp. (a)	1,431	3,606
Innovex, Inc. (a)	857	1,568
Komag, Inc. (a)	1,503	59,338
LaserCard Corp. (a)	492	5,993
Logitech International SA (Reg.) (a)	8,993	265,833
McDATA Corp.:
Class A (a)	6,590	41,319
Class B (a)	1,013	6,382
Mobility Electronics, Inc. (a)	1,162	3,742
NEC Corp. sponsored ADR	622	2,955
Neoware, Inc. (a)	1,146	12,801
Network Appliance, Inc. (a)	17,580	689,312
Novatel Wireless, Inc. (a)	2,175	20,532
On Track Innovations Ltd. (a)	757	4,913
Overland Storage, Inc. (a)	914	4,387
Palm, Inc. (a)	4,621	64,740
Presstek, Inc. (a)	1,343	8,071
QLogic Corp. (a)	7,471	166,230
Rackable Systems, Inc. (a)	1,238	44,085
Rimage Corp. (a)	799	19,240
SanDisk Corp. (a)	9,399	417,316
SimpleTech, Inc. (a)	2,964	26,676
Stratasys, Inc. (a)	390	11,739
Sun Microsystems, Inc. (a)	165,634	897,736
Synaptics, Inc. (a)	1,319	37,816
Xyratex Ltd. (a)	1,510	33,326
		9,898,938
Electronic Equipment & Instruments - 1.6%
Acacia Research Corp. - Acacia Technologies (a)	1,296	18,053
Aeroflex, Inc. (a)	4,082	49,229
Agilysys, Inc.	1,866	28,587
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
American Technology Corp. (a)(d)	1,388	$ 6,052
Bell Microproducts, Inc. (a)	2,595	17,854
Brightpoint, Inc. (a)	2,854	39,414
CalAmp Corp. (a)	1,266	9,179
CDW Corp.	3,673	258,947
Cherokee International Corp. (a)	469	1,482
Cogent, Inc. (a)	5,144	58,282
Cognex Corp.	2,378	58,142
Coherent, Inc. (a)	1,451	46,882
Color Kinetics, Inc. (a)	1,217	23,987
CPI International, Inc.	798	11,180
Daktronics, Inc.	1,719	62,193
DDi Corp. (a)	1,501	12,143
DTS, Inc. (a)	1,080	26,892
Echelon Corp. (a)	2,761	22,088
Electro Scientific Industries, Inc. (a)	1,631	32,375
Excel Technology, Inc. (a)	840	21,193
FARO Technologies, Inc. (a)	894	19,829
Flextronics International Ltd. (a)	27,062	304,448
FLIR Systems, Inc. (a)	3,084	99,336
Frequency Electronics, Inc.	801	10,013
Global Imaging Systems, Inc. (a)	2,711	57,771
GSI Group, Inc. (a)	2,835	26,082
GTSI Corp. (a)	1,264	12,059
I. D. Systems Inc. (a)	623	13,532
Insight Enterprises, Inc. (a)	2,484	49,928
INTAC International (a)	1,136	8,543
International DisplayWorks, Inc. (a)	1,916	12,052
Itron, Inc. (a)	1,153	55,332
LeCroy Corp. (a)	442	4,981
Littelfuse, Inc. (a)	850	26,588
LoJack Corp. (a)	808	12,265
Lumera Corp. (a)(d)	1,046	7,678
M-Flex Electronix, Inc. (a)(d)	1,433	30,910
Magal Security Systems Ltd. (a)	1,252	12,207
Maxwell Technologies, Inc. (a)(d)	899	12,730
Measurement Specialties, Inc. (a)	600	14,508
Mechanical Technology, Inc. (a)	1,285	3,752
Mercury Computer Systems, Inc. (a)	1,018	13,315
Merix Corp. (a)	475	4,384
Methode Electronics, Inc. Class A	2,395	26,848
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Metrologic Instruments, Inc. (a)	1,491	$ 27,434
Molex, Inc.	4,947	158,304
Molex, Inc. Class A (non-vtg.)	3,671	103,265
MTS Systems Corp.	1,040	39,874
Napco Security Systems, Inc. (a)	1,041	6,704
National Instruments Corp.	3,972	115,506
Newport Corp. (a)	1,742	37,854
NovAtel, Inc. (a)	320	13,194
NU Horizons Electronics Corp. (a)	658	7,416
Optimal Group, Inc. Class A (a)	1,305	11,262
Orbotech Ltd. (a)	1,227	31,350
OSI Systems, Inc. (a)	1,133	21,516
OYO Geospace Corp. (a)	211	10,065
PC Connection, Inc. (a)	1,121	15,055
Pemstar, Inc. (a)	1,399	5,288
Photon Dynamics, Inc. (a)	560	6,222
Planar Systems, Inc. (a)	480	4,810
Plexus Corp. (a)	2,031	49,049
RadiSys Corp. (a)	665	11,232
Research Frontiers, Inc. (a)	2,196	13,242
Richardson Electronics Ltd.	989	9,890
Rofin-Sinar Technologies, Inc. (a)	705	40,975
Sanmina-SCI Corp. (a)	25,282	93,543
ScanSource, Inc. (a)	1,042	31,802
Smart Modular Tech WWH, Inc.	3,011	35,801
SpatiaLight, Inc. (a)(d)	1,783	3,120
Spectrum Control, Inc. (a)	1,295	11,435
Staktek Holdings, Inc. (a)	3,710	21,704
Sunpower Corp. Class A (d)	791	29,520
Suntron Corp. (a)	1,647	2,125
Tech Data Corp. (a)	2,575	107,687
Tessco Technologies, Inc. (a)	367	7,883
Trimble Navigation Ltd. (a)	2,659	127,552
TTM Technologies, Inc. (a)	1,758	22,168
Universal Display Corp. (a)(d)	1,471	18,137
X-Rite, Inc.	1,218	14,494
Zones, Inc. (a)	1,412	12,044
Zygo Corp. (a)	622	10,244
		2,932,011
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.9%
24/7 Real Media, Inc. (a)	2,353	$ 20,518
Access Integrated Technologies, Inc. Class A (a)	987	8,834
Akamai Technologies, Inc. (a)	7,328	358,119
Aladdin Knowledge Systems Ltd. (a)	753	13,479
Answers Corp. (a)	620	10,379
aQuantive, Inc. (a)	3,846	91,919
Ariba, Inc. (a)	3,066	23,179
Art Technology Group, Inc. (a)	6,113	14,427
AsiaInfo Holdings, Inc. (a)(d)	3,377	20,937
Autobytel, Inc. (a)	1,041	3,144
Baidu.com, Inc. sponsored ADR (a)	986	114,159
Bankrate, Inc. (a)	726	26,499
BroadVision, Inc. (a)	191	137
Chordiant Software, Inc. (a)	6,170	18,880
CMGI, Inc. (a)	25,182	34,499
CNET Networks, Inc. (a)	7,344	66,537
Corillian Corp. (a)	1,860	6,436
Cryptologic, Inc.	469	9,549
CyberSource Corp. (a)	2,373	24,893
DealerTrack Holdings, Inc.	1,968	53,785
Digital Insight Corp. (a)	1,671	63,765
Digital River, Inc. (a)	1,871	110,221
Digitas, Inc. (a)	4,793	51,860
DivX, Inc. (d)	1,745	51,704
EarthLink, Inc. (a)	6,926	45,088
eBay, Inc. (a)	67,127	2,171,558
eCollege.com (a)	907	16,045
Entrust, Inc. (a)	2,378	9,607
Equinix, Inc. (a)	1,328	101,353
GigaMedia Ltd. (a)	3,059	29,856
Google, Inc. Class A (sub. vtg.) (a)	10,398	5,042,198
Greenfield Online, Inc. (a)	1,107	14,070
I-Many, Inc. (a)	2,704	5,111
iBasis, Inc. (a)	1,906	15,439
InfoSpace, Inc. (a)	1,767	34,722
Internap Network Services Corp. (a)	1,769	34,407
Internet Capital Group, Inc. (a)	2,642	27,239
Internet Gold Golden Lines Ltd. (a)	847	9,385
Internet Initiative Japan, Inc. sponsored ADR (a)	728	6,064
Interwoven, Inc. (a)	2,700	38,259
Iona Technologies PLC sponsored ADR (a)	3,735	20,244
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
iPass, Inc. (a)	2,745	$ 15,290
j2 Global Communications, Inc. (a)	2,424	67,702
Jupitermedia Corp. (a)	1,459	9,323
Keynote Systems, Inc. (a)	1,025	10,629
Kintera, Inc. (a)	800	1,128
Liquidity Services, Inc.	1,699	30,769
LivePerson, Inc. (a)	2,751	13,342
LookSmart Ltd. (a)	833	3,832
LoopNet, Inc.	2,100	30,240
Marchex, Inc. Class B	1,045	14,306
MIVA, Inc. (a)	1,339	4,579
NaviSite, Inc. (a)	523	1,993
NetEase.com, Inc. sponsored ADR (a)(d)	3,739	69,022
NetRatings, Inc. (a)	1,647	30,140
NIC, Inc. (a)	4,420	20,995
Omniture, Inc.	2,584	29,122
Online Resources Corp. (a)	1,151	12,258
Open Text Corp. (a)	2,679	50,434
Openwave Systems, Inc. (a)	5,188	43,579
Pacific Internet Ltd. (a)	747	6,723
Perficient, Inc. (a)	1,048	18,309
PlanetOut, Inc. (a)	573	2,034
RADVision Ltd. (a)	826	16,652
RealNetworks, Inc. (a)	8,017	92,196
Rediff.com India Ltd. sponsored ADR (a)	371	6,849
S1 Corp. (a)	3,058	15,993
Saba Software, Inc. (a)	1,898	10,249
SAVVIS, Inc. (a)	2,288	69,304
Selectica, Inc. (a)	2,459	4,205
Sify Ltd. sponsored ADR (a)	740	7,356
Sina Corp. (a)	2,568	72,520
SkillSoft PLC sponsored ADR (a)	5,338	33,363
Sohu.com, Inc. (a)	1,644	40,229
SonicWALL, Inc. (a)	3,593	36,110
Stellent, Inc.	1,980	26,611
Supportsoft, Inc. (a)	2,282	13,144
The Knot, Inc. (a)	1,581	43,588
TheStreet.com, Inc.	1,001	9,790
Tom Online, Inc. sponsored ADR (a)	200	2,872
Traffic.com, Inc.	800	6,504
Travelzoo, Inc. (a)	630	19,499
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tumbleweed Communications Corp. (a)	1,264	$ 3,261
United Online, Inc.	2,993	40,196
ValueClick, Inc. (a)	4,659	115,869
VeriSign, Inc. (a)	11,389	297,367
Vignette Corp. (a)	2,000	33,660
VitalStream Holdings, Inc. (a)	955	9,206
Vitria Technology, Inc. (a)	2,548	6,880
Vocus, Inc.	861	13,957
WebEx Communications, Inc. (a)	2,405	86,340
webMethods, Inc. (a)	2,229	15,893
Websense, Inc. (a)	2,250	57,488
WebSideStory, Inc. (a)	1,076	12,718
Website Pros, Inc.	652	5,562
Workstream, Inc. (a)	1,954	1,700
Yahoo!, Inc. (a)	65,462	1,766,819
Zix Corp. (a)	974	1,208
		12,299,411
IT Services - 1.6%
Acxiom Corp.	3,855	96,067
Answerthink, Inc. (a)	1,964	5,676
Applied Digital Solutions, Inc. (a)	2,129	4,684
Carreker Corp. (a)	996	7,241
Cass Information Systems, Inc.	289	11,167
CheckFree Corp. (a)	4,264	178,278
Cognizant Technology Solutions Corp. Class A (a)	6,621	540,009
Computer Horizons Corp. (a)	3,739	17,499
Covansys Corp. (a)	1,951	44,444
CSG Systems International, Inc. (a)	2,185	60,590
Edgewater Technology, Inc. (a)	1,090	7,249
eLoyalty Corp.	402	7,224
Euronet Worldwide, Inc. (a)	1,641	54,334
ExlService Holdings, Inc.	1,527	34,495
Fiserv, Inc. (a)	8,181	418,131
Forrester Research, Inc. (a)	920	25,870
Gevity HR, Inc.	1,134	24,767
iGate Corp. (a)	3,769	24,536
Indus International, Inc. (a)	4,749	17,666
Infocrossing, Inc. (a)	717	10,217
Infosys Technologies Ltd. sponsored ADR	3,459	185,160
infoUSA, Inc.	2,977	36,141
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Integral Systems, Inc.	418	$ 10,070
Kanbay International, Inc. (a)	1,838	52,695
Lightbridge, Inc. (a)	1,638	21,622
Lionbridge Technologies, Inc. (a)	3,727	21,318
ManTech International Corp. Class A (a)	1,014	36,788
Ness Technologies, Inc. (a)	1,605	25,520
Paychex, Inc.	17,978	708,513
PFSweb, Inc. (a)	1,212	897
Rainmaker Systems, Inc. (a)	1,680	13,020
RightNow Technologies, Inc. (a)	1,835	30,351
Sapient Corp. (a)	7,174	39,170
SI International, Inc. (a)	431	14,839
SM&A (a)	996	5,627
Sykes Enterprises, Inc. (a)	1,937	33,375
Syntel, Inc.	1,911	56,413
TALX Corp.	1,712	42,714
Telvent GIT SA (a)	1,874	25,711
TRX, Inc. (a)	921	5,747
Zanett, Inc. (a)	2,719	3,888
		2,959,723
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,291	114,955
Semiconductors & Semiconductor Equipment - 9.2%
8X8, Inc. (a)(d)	2,302	3,775
Actel Corp. (a)	1,079	20,134
Actions Semiconductor Co. Ltd. ADR	1,319	11,871
Advanced Analogic Technologies, Inc. (a)	1,805	10,000
Advanced Energy Industries, Inc. (a)	1,755	30,239
Altera Corp. (a)	16,851	335,166
AMIS Holdings, Inc. (a)	5,008	54,086
Amkor Technology, Inc. (a)	8,114	82,925
ANADIGICS, Inc. (a)	1,888	18,219
Applied Materials, Inc.	65,372	1,175,389
Applied Micro Circuits Corp. (a)	15,698	54,943
ARM Holdings PLC sponsored ADR	2,713	19,262
ASE Test Ltd. (a)	4,674	50,199
ASM International NV (NASDAQ) (a)	397	8,365
ASML Holding NV (NY Shares) (a)	7,204	179,380
Asyst Technologies, Inc. (a)	2,729	17,984
Atheros Communications, Inc. (a)	2,749	62,512
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	23,457	$ 118,692
ATMI, Inc. (a)	1,684	54,747
Axcelis Technologies, Inc. (a)	5,873	37,528
AXT, Inc. (a)	2,274	11,779
Broadcom Corp. Class A (a)	22,156	727,381
Brooks Automation, Inc. (a)	3,569	49,859
Cabot Microelectronics Corp. (a)	1,158	36,651
California Micro Devices Corp. (a)	960	4,406
Cambridge Display Technologies, Inc. (a)(d)	1,117	6,479
Camtek Ltd. (a)	1,772	10,100
Cascade Microtech, Inc. (a)	599	7,757
Centillium Communications, Inc. (a)	1,559	3,102
Ceva, Inc. (a)	2,068	13,897
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)(d)	2,935	17,331
Cirrus Logic, Inc. (a)	4,675	32,585
Cohu, Inc.	994	19,651
Conexant Systems, Inc. (a)	23,848	51,989
Credence Systems Corp. (a)	4,370	16,781
Cree, Inc. (a)	3,503	69,324
Cymer, Inc. (a)	1,781	84,152
Diodes, Inc. (a)	1,345	55,589
DSP Group, Inc. (a)	1,376	29,708
Eagle Test Systems, Inc.	675	10,449
EMCORE Corp. (a)(d)	1,649	9,894
Entegris, Inc. (a)	6,386	68,075
ESS Technology, Inc. (a)	1,906	2,268
Exar Corp. (a)	2,318	31,455
FEI Co. (a)	1,251	30,412
FormFactor, Inc. (a)	2,314	86,451
FSI International, Inc. (a)	988	5,543
Genesis Microchip, Inc. (a)	2,410	24,100
Hi/fn, Inc. (a)	451	2,241
Hittite Microwave Corp. (a)	1,484	57,980
Ikanos Communications, Inc. (a)	934	8,415
Integrated Device Technology, Inc. (a)	9,187	151,586
Integrated Silicon Solution, Inc. (a)	1,726	10,736
Intel Corp.	273,659	5,842,620
Intersil Corp. Class A	6,425	159,147
Intevac, Inc. (a)	1,029	28,081
IXYS Corp. (a)	2,421	23,217
KLA-Tencor Corp.	9,331	482,133
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Kopin Corp. (a)	2,638	$ 9,550
Kulicke & Soffa Industries, Inc. (a)	2,259	18,501
Lam Research Corp. (a)	6,628	348,633
Lanoptics Ltd. (a)	748	10,696
Lattice Semiconductor Corp. (a)	4,533	30,779
Leadis Technology, Inc. (a)	715	3,153
Linear Technology Corp.	14,284	459,088
LTX Corp. (a)	3,886	20,246
Marvell Technology Group Ltd. (a)	27,619	570,056
MathStar, Inc. (a)	2,991	11,964
Mattson Technology, Inc. (a)	3,129	29,757
Maxim Integrated Products, Inc.	15,125	476,135
Micrel, Inc. (a)	3,975	45,911
Microchip Technology, Inc.	10,043	342,567
Microsemi Corp. (a)	3,383	69,859
Microtune, Inc. (a)	1,795	8,239
Mindspeed Technologies, Inc. (a)	2,431	4,133
MIPS Technologies, Inc. (a)	1,934	16,536
MKS Instruments, Inc. (a)	2,899	60,328
Monolithic Power Systems, Inc. (a)	1,663	17,711
MoSys, Inc. (a)	1,045	9,959
Nanometrics, Inc. (a)	749	6,419
Netlogic Microsystems, Inc. (a)	1,275	27,196
Nextest Systems Corp.	1,020	10,751
Novellus Systems, Inc. (a)	5,716	178,454
NVE Corp. (a)(d)	234	9,231
NVIDIA Corp. (a)	16,644	615,662
O2Micro International Ltd. sponsored ADR (a)	1,627	13,276
Omnivision Technologies, Inc. (a)	2,420	39,422
ON Semiconductor Corp. (a)	16,385	105,519
PDF Solutions, Inc. (a)	891	13,107
Pericom Semiconductor Corp. (a)	1,064	12,268
Photronics, Inc. (a)	2,456	38,731
Pixelworks, Inc. (a)	1,850	4,607
PLX Technology, Inc. (a)	1,370	18,536
PMC-Sierra, Inc. (a)	9,796	74,548
PortalPlayer, Inc. (a)	710	9,514
Power Integrations, Inc. (a)	1,499	41,762
PowerDsine Ltd. (a)	593	6,624
QuickLogic Corp. (a)	1,641	4,808
Rambus, Inc. (a)	5,125	114,288
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ramtron International Corp. (a)	3,073	$ 11,862
RF Micro Devices, Inc. (a)	8,989	69,305
Rudolph Technologies, Inc. (a)	1,643	26,337
Saifun Semiconductors Ltd.	1,142	19,243
Semitool, Inc. (a)	2,121	29,121
Semtech Corp. (a)	3,704	48,596
Sigma Designs, Inc. (a)	1,078	28,190
SigmaTel, Inc. (a)	1,152	5,207
Silicon Image, Inc. (a)	4,219	53,033
Silicon Laboratories, Inc. (a)	2,775	89,411
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	24,700
Silicon Storage Technology, Inc. (a)	6,222	28,683
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	25,828	202,233
SiRF Technology Holdings, Inc. (a)	2,702	82,573
Skyworks Solutions, Inc. (a)	7,606	55,220
Spansion, Inc. Class A	4,610	67,352
SRS Labs, Inc. (a)	1,178	11,745
Standard Microsystems Corp. (a)	1,064	33,910
STATS ChipPAC Ltd. sponsored ADR (a)	3,380	28,426
Supertex, Inc. (a)	648	30,404
Techwell, Inc.	1,387	23,995
Tessera Technologies, Inc. (a)	2,391	90,547
Therma-Wave, Inc. (a)	2,068	2,502
Tower Semicondutor Ltd. (a)	1,870	3,553
Transmeta Corp. (a)	5,739	6,657
Transwitch Corp. (a)	3,005	4,838
Trident Microsystems, Inc. (a)	2,802	58,786
TriQuint Semiconductor, Inc. (a)	5,669	28,572
Ultra Clean Holdings, Inc. (a)	1,092	14,556
Ultratech, Inc. (a)	1,710	22,281
Varian Semiconductor Equipment Associates, Inc. (a)	2,528	100,437
Veeco Instruments, Inc. (a)	1,395	26,198
Verigy Ltd.	2,948	52,592
Vimicro International Corp. sponsored ADR	1,066	11,619
Virage Logic Corp. (a)	772	6,963
Volterra Semiconductor Corp. (a)	875	14,831
White Electronic Designs Corp. (a)	952	5,274
Xilinx, Inc.	15,976	428,157
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Zilog, Inc. (a)	350	$ 1,407
Zoran Corp. (a)	2,742	40,883
		16,427,463
Software - 15.3%
Activision, Inc. (a)	12,949	220,780
Actuate Corp. (a)	2,431	13,152
Adobe Systems, Inc. (a)	27,354	1,097,716
Advent Software, Inc. (a)	1,121	40,984
Agile Software Corp. (a)	3,931	26,377
Altiris, Inc. (a)	1,618	40,110
American Software, Inc. Class A	951	7,808
Ansoft Corp. (a)	1,324	36,595
Ansys, Inc. (a)	1,968	92,398
Applix, Inc. (a)	768	8,133
Aspen Technology, Inc. (a)	2,157	21,031
Atari, Inc. (a)	4,071	2,401
Authentidate Holding Corp. (a)	825	1,271
Autodesk, Inc. (a)	10,725	441,656
BEA Systems, Inc. (a)	18,199	250,600
Blackbaud, Inc.	2,172	56,016
Blackboard, Inc. (a)	1,208	34,428
Borland Software Corp. (a)	2,486	13,151
Bottomline Technologies, Inc. (a)	831	8,701
Business Objects SA sponsored ADR (a)	2,109	81,871
Cadence Design Systems, Inc. (a)	12,910	237,286
Callidus Software, Inc. (a)	2,708	18,225
Captaris, Inc. (a)	2,149	15,688
Catapult Communications Corp. (a)	635	5,499
CDC Corp. Class A (a)	5,802	52,624
Check Point Software Technologies Ltd. (a)	11,209	256,686
Citrix Systems, Inc. (a)	8,606	247,336
Cognos, Inc. (a)	4,120	168,549
CommVault Systems, Inc.	2,256	45,030
Compuware Corp. (a)	16,596	139,240
Concur Technologies, Inc. (a)	1,912	29,330
Convera Corp. Class A (a)(d)	4,146	19,403
Corel Corp.	1,730	22,750
Dassault Systemes SA sponsored ADR	63	3,452
Descartes Systems Group, Inc. (a)	893	3,480
Digimarc Corp. (a)	710	6,397
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
ECtel Ltd. (a)	243	$ 1,179
Electronic Arts, Inc. (a)	14,447	806,865
Embarcadero Technologies, Inc. (a)	915	6,332
Epicor Software Corp. (a)	3,021	40,179
EPIQ Systems, Inc. (a)	646	10,091
ePlus, Inc. (a)	1,216	12,282
eSpeed, Inc. Class A (a)	879	8,245
Evolving Systems, Inc. (a)	203	231
FalconStor Software, Inc. (a)	3,510	30,291
Fundtech Ltd. (a)	1,047	12,480
Gravity Co. Ltd. sponsored ADR (a)	917	5,227
Hyperion Solutions Corp. (a)	2,892	106,310
i2 Technologies, Inc. (a)	1,200	23,184
Informatica Corp. (a)	4,125	49,706
Interactive Intelligence, Inc. (a)	995	17,432
InterVideo, Inc. (a)	605	7,835
Intervoice, Inc. (a)	1,422	9,542
Intuit, Inc. (a)	16,029	504,593
Jack Henry & Associates, Inc.	4,583	100,276
JDA Software Group, Inc. (a)	1,443	20,635
KongZhong Corp. sponsored ADR (a)	751	6,136
Kronos, Inc. (a)	1,576	55,570
Lawson Software, Inc. (a)	9,637	71,699
Macrovision Corp. (a)	2,672	73,881
Magic Software Enterprises Ltd. (a)	1,246	2,529
Magma Design Automation, Inc. (a)	2,482	22,239
Majesco Entertainment Co. (a)	700	1,008
Manhattan Associates, Inc. (a)	1,474	42,746
MapInfo Corp. (a)	784	10,388
Mentor Graphics Corp. (a)	4,100	69,331
MetaSolv, Inc. (a)	3,613	14,669
MICROS Systems, Inc. (a)	1,974	100,516
Microsoft Corp.	472,673	13,863,471
MicroStrategy, Inc. Class A (a)	404	47,862
Mobius Management Systems, Inc. (a)	1,054	7,483
Moldflow Corp. (a)	749	9,707
MSC.Software Corp. (a)	2,247	33,795
Napster, Inc. (a)	1,962	7,358
NDS Group PLC sponsored ADR (a)	613	28,823
Net 1 UEPS Technologies, Inc. (a)	2,334	55,969
NetScout Systems, Inc. (a)	1,681	13,129
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Netsmart Technologies, Inc. (a)	753	$ 12,236
Ninetowns Digital World Trade Ltd. sponsored ADR (a)	2,793	12,261
Novell, Inc. (a)	17,273	108,474
Nuance Communications, Inc. (a)	8,132	83,353
Open Solutions, Inc. (a)	913	34,009
OpenTV Corp. Class A (a)	3,140	7,756
Opnet Technologies, Inc. (a)	1,106	17,840
Opsware, Inc. (a)	4,814	42,171
Oracle Corp. (a)	248,533	4,729,583
Parametric Technology Corp. (a)	5,648	109,345
Pegasystems, Inc.	1,561	15,766
Pervasive Software, Inc. (a)	1,282	4,782
Phoenix Technologies Ltd. (a)	1,781	8,638
Plato Learning, Inc. (a)	886	4,483
Progress Software Corp. (a)	2,016	54,654
QAD, Inc.	960	7,872
Quality Systems, Inc.	1,185	45,279
Quest Software, Inc. (a)	4,746	67,915
Quovadx, Inc. (a)	1,252	3,218
Radiant Systems, Inc. (a)	1,048	10,281
Red Hat, Inc. (a)	8,959	155,887
Renaissance Learning, Inc.	1,229	20,758
Retalix Ltd. (a)	1,602	27,074
SCO Group, Inc. (a)	176	352
Secure Computing Corp. (a)	3,800	24,662
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,093	21,139
Smith Micro Software, Inc. (a)	1,031	16,496
Sonic Foundry, Inc. (a)	3,436	12,713
Sonic Solutions, Inc. (a)	1,220	19,215
SPSS, Inc. (a)	1,117	31,511
SumTotal Systems, Inc. (a)	2,233	15,676
Symantec Corp. (a)	44,260	938,312
Synchronoss Technologies, Inc.	1,188	17,772
Synopsys, Inc. (a)	6,789	173,459
Synplicity, Inc. (a)	1,694	11,519
Take-Two Interactive Software, Inc. (a)	3,510	60,934
TeleCommunication Systems, Inc. Class A (a)	3,619	12,594
The9 Ltd. sponsored ADR (a)	358	9,813
THQ, Inc. (a)	3,221	104,844
TIBCO Software, Inc. (a)	9,467	88,138
Transaction Systems Architects, Inc. Class A (a)	1,709	57,815
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Ulticom, Inc. (a)	2,641	$ 27,387
Ultimate Software Group, Inc. (a)	1,395	33,633
Unica Corp. (a)	960	12,864
VA Software Corp. (a)	2,086	9,512
Vasco Data Security International, Inc. (a)	2,421	28,495
Verint Systems, Inc. (a)	1,622	55,343
Wave Systems Corp. Class A (a)	3,430	9,192
Wind River Systems, Inc. (a)	4,522	48,431
Witness Systems, Inc. (a)	1,979	37,581
		27,540,415
TOTAL INFORMATION TECHNOLOGY		88,118,781
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,184	26,983
Akzo Nobel NV sponsored ADR	2,426	138,767
Altair Nanotechnologies, Inc. (a)	2,936	9,483
Hawkins, Inc.	1,094	15,447
ICO, Inc. (a)	1,832	11,303
Innophos Holdings, Inc.	804	10,975
Innospec, Inc.	567	24,143
Landec Corp. (a)	1,498	14,351
LESCO, Inc. (a)	1,032	8,473
Methanex Corp.	5,134	126,996
Nanophase Technologies Corp. (a)	626	4,200
Penford Corp.	697	11,514
Pioneer Companies, Inc. (a)	428	11,560
Sigma Aldrich Corp.	3,382	257,404
Symyx Technologies, Inc. (a)	1,829	39,982
Zoltek Companies, Inc. (a)(d)	1,196	26,850
		738,431
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	7,819
United States Lime & Minerals, Inc. (a)	327	11,340
		19,159
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	305	15,698
Amcor Ltd. sponsored ADR	305	7,232
Caraustar Industries, Inc. (a)	1,168	9,169
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc.	1,890	$ 81,535
Smurfit-Stone Container Corp.	12,547	134,629
		248,263
Metals & Mining - 0.6%
Aber Diamond Corp.	2,803	103,034
Anglo American PLC ADR	1,365	31,927
Century Aluminum Co. (a)	1,442	61,501
Chaparral Steel Co.	2,157	100,301
DRDGOLD Ltd. sponsored ADR (a)	9,382	10,695
Gibraltar Industries, Inc.	1,466	32,120
Kaiser Aluminum Corp. (a)	1,011	57,627
Lihir Gold Ltd. sponsored ADR (a)	1,281	31,269
NN, Inc.	1,342	15,339
Northwest Pipe Co. (a)	229	7,351
Novamerican Steel, Inc. (a)	329	11,844
Olympic Steel, Inc.	572	14,838
Pan American Silver Corp. (a)	3,468	89,960
Randgold Resources Ltd. sponsored ADR (a)	2,531	58,061
Royal Gold, Inc.	1,323	42,151
Schnitzer Steel Industries, Inc. Class A	977	39,881
Silver Standard Resources, Inc. (a)	2,974	92,551
Steel Dynamics, Inc.	4,481	145,722
Steel Technologies, Inc.	420	7,245
Universal Stainless & Alloy Products, Inc. (a)	308	10,259
Wheeling Pittsburgh Corp. (a)	523	9,194
		972,870
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	11,517
TOTAL MATERIALS		1,990,240
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	2,238	33,771
Arbinet-thexchange, Inc. (a)	800	4,744
Atlantic Tele-Network, Inc.	518	14,711
Broadwing Corp. (a)	4,669	70,642
Cbeyond, Inc.	1,221	40,122
Cogent Communications Group, Inc. (a)	2,048	32,461
Commonwealth Telephone Enterprises, Inc.	857	35,711
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Consolidated Communications Holdings, Inc.	951	$ 17,613
CT Communications, Inc.	802	16,345
D&E Communications, Inc.	839	10,647
Eschelon Telecom, Inc. (a)	959	17,396
General Communications, Inc. Class A (a)	2,884	44,010
Gilat Satellite Networks Ltd. (a)	1,826	16,324
Global Crossing Ltd. (a)	1,680	43,378
Globalstar, Inc.	3,741	52,075
Golden Telecom, Inc.	1,657	67,258
HickoryTech Corp.	972	6,862
Level 3 Communications, Inc. (a)	55,542	296,594
Moscow CableCom Corp. (a)	1,029	10,959
North Pittsburgh Systems, Inc.	769	18,648
NTELOS Holding Corp.	2,024	31,817
Shenandoah Telecommunications Co.	346	16,566
SureWest Communications	1,098	27,186
Talk America Holdings, Inc. (a)	989	7,892
Telefonos de Mexico SA de CV Series A sponsored ADR	257	6,723
Telenor ASA sponsored ADR	208	10,743
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	6,635	121,022
U.S. LEC Corp. Class A (a)(d)	1,291	10,883
Warwick Valley Telephone Co.	420	7,875
		1,090,978
Wireless Telecommunication Services - 0.8%
@Road, Inc. (a)	4,064	26,497
America Movil SA de CV Series A sponsored ADR	375	16,703
Centennial Communications Corp. Class A	6,213	40,447
Dobson Communications Corp. Class A	7,276	62,937
FiberTower Corp. (a)(d)	6,611	35,964
ICO Global Communications Holdings Ltd. Class A (a)	5,200	25,740
InPhonic, Inc. (a)(d)	1,599	18,021
IPCS, Inc. (a)	733	38,754
Leap Wireless International, Inc. (a)	3,152	178,876
Linktone Ltd. sponsored ADR (a)	739	4,234
Millicom International Cellular SA (a)	4,722	270,382
NII Holdings, Inc. (a)	7,258	471,262
Partner Communications Co. Ltd. ADR	982	12,088
Rural Cellular Corp. Class A (a)	568	6,765
SBA Communications Corp. Class A (a)	4,970	140,999
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
USA Mobility, Inc.	1,571	$ 38,238
Wireless Facilities, Inc. (a)	2,684	6,281
		1,394,188
TOTAL TELECOMMUNICATION SERVICES		2,485,166
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	882	30,306
Otter Tail Corp.	1,231	37,841
		68,147
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	8,727
EnergySouth, Inc.	465	17,744
		26,471
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,299	46,452
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	8,210
Cadiz, Inc. (a)	828	17,106
Connecticut Water Service, Inc.	559	12,214
Consolidated Water Co., Inc.	404	9,603
Middlesex Water Co.	728	13,534
Pure Cycle Corp. (a)	764	5,974
Southwest Water Co.	1,072	13,968
York Water Co.	618	11,044
		91,653
TOTAL UTILITIES		232,723
TOTAL COMMON STOCKS (Cost $153,439,346)		175,957,759
U.S. Treasury Obligations - 0.9%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.86% to 5% 12/21/06 (e) (Cost $1,545,756)	$ 1,550,000	1,545,595
Money Market Funds - 11.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	19,202,103	$ 19,202,103
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	2,180,123	2,180,123
TOTAL MONEY MARKET FUNDS (Cost $21,382,226)		21,382,226
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $176,367,328)		198,885,580
NET OTHER ASSETS - (10.9)%		(19,473,401)
NET ASSETS - 100%		$ 179,412,179
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
97 NASDAQ 100 E-Mini Index Contracts	Dec. 2006	$ 3,481,815	$ 93,929

The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,545,595.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,514
Fidelity Securities Lending Cash Central Fund	72,740
Total	$ 196,254

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2006

Assets
Investment in securities, at value (including securities loaned of $2,136,167) - See accompanying schedule: Unaffiliated issuers (cost $154,985,102)	$ 177,503,354
Fidelity Central Funds (cost $21,382,226)	21,382,226
Total Investments (cost $176,367,328)		$ 198,885,580
Cash		20,998
Receivable for investments sold		455,379
Receivable for fund shares sold		216,772
Dividends receivable		135,461
Interest receivable		25,702
Receivable from investment adviser for expense reductions		36,490
Other receivables		9,731
Total assets		199,786,113

Liabilities
Payable for investments purchased	$ 17,785,816
Payable for fund shares redeemed	262,342
Accrued management fee	30,955
Distribution fees payable	20,919
Payable for daily variation on futures contracts	1,962
Other affiliated payables	21,988
Other payables and accrued expenses	69,829
Collateral on securities loaned, at value	2,180,123
Total liabilities		20,373,934

Net Assets		$ 179,412,179
Net Assets consist of:
Paid in capital		$ 155,051,673
Undistributed net investment income		573,643
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,174,906
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,611,957
Net Assets, for 5,445,733 shares outstanding		$ 179,412,179
Net Asset Value, offering price and redemption price per share ($179,412,179 ÷ 5,445,733 shares)		$ 32.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2006

Investment Income
Dividends		$ 879,329
Interest		24,511
Income from Fidelity Central Funds (including $72,740 from security lending)		196,254
Total income		1,100,094

Expenses
Management fee	$ 297,788
Transfer agent fees	174,579
Distribution fees	74,439
Licensing fees	64,455
Accounting and security lending fees	46,723
Custodian fees and expenses	9,773
Independent trustees' compensation	460
Registration fees	32,565
Audit	46,915
Legal	3,964
Miscellaneous	(30,042)
Total expenses before reductions	721,619
Expense reductions	(199,251)	522,368
Net investment income (loss)		577,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	933,865
Foreign currency transactions	2,557
Futures contracts	627,136
Total net realized gain (loss)		1,563,558
Change in net unrealized appreciation (depreciation) on: Investment securities	11,161,066
Assets and liabilities in foreign currencies	(224)
Futures contracts	(82,033)
Total change in net unrealized appreciation (depreciation)		11,078,809
Net gain (loss)		12,642,367
Net increase (decrease) in net assets resulting from operations		$ 13,220,093

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2006	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 577,726	$ 324,224
Net realized gain (loss)	1,563,558	410,017
Change in net unrealized appreciation (depreciation)	11,078,809	6,849,736
Net increase (decrease) in net assets resulting from operations	13,220,093	7,583,977
Distributions to shareholders from net investment income	(311,044)	(1,095,956)
Distributions to shareholders from net realized gain	(505,880)	(516,656)
Total distributions	(816,924)	(1,612,612)
Share transactions Proceeds from sales of shares	94,334,565	54,253,390
Reinvestment of distributions	785,916	1,555,609
Cost of shares redeemed	(45,467,751)	(47,847,789)
Net increase (decrease) in net assets resulting from share transactions	49,652,730	7,961,210
Redemption fees	32,424	58,490
Total increase (decrease) in net assets	62,088,323	13,991,065

Net Assets
Beginning of period	117,323,856	103,332,791
End of period (including undistributed net investment income of $573,643 and undistributed net investment income of $316,709, respectively)	$ 179,412,179	$ 117,323,856
Other Information Shares
Sold	3,044,307	1,915,652
Issued in reinvestment of distributions	25,720	53,963
Redeemed	(1,493,806)	(1,689,388)
Net increase (decrease)	1,576,221	280,227

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.32	$ 28.79	$ 26.97	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.14	.09	.38 G	.01
Net realized and unrealized gain (loss)	2.69	1.86	1.47	1.95
Total from investment operations	2.83	1.95	1.85	1.96
Distributions from net investment income	(.08)	(.30)	(.02)	-
Distributions from net realized gain	(.13)	(.14)	(.04)	-
Total distributions	(.21)	(.44)	(.06)	-
Redemption fees added to paid in capital	.01	.02	.03	.01
Net asset value, end of period	$ 32.95	$ 30.32	$ 28.79	$ 26.97
Total Return B, C	9.42%	6.92%	6.99%	7.88%
Ratios to Average Net Assets E, I
Expenses before reductions	.58%	.65%	.71%	1.30% A
Expenses net of fee waivers, if any	.42%	.45%	.45%	.45% A
Expenses net of all reductions	.42%	.45%	.45%	.45% A
Net investment income (loss)	.47%	.30%	1.41%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,412	$ 117,324	$ 103,333	$ 29,687
Portfolio turnover rate F	7%	10%	5%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.35 per share.

H For the period September 25, 2003 (commencement of operations) to November 30, 2003.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2006

1. Significant Accounting Policies.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result,

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 33,265,362
Unrealized depreciation	(10,949,009)
Net unrealized appreciation (depreciation)	22,316,353
Undistributed ordinary income	631,161
Undistributed long-term capital gain	1,255,065

Cost for federal income tax purposes	$ 176,569,227

The tax character of distributions paid was as follows:

	November 30, 2006	November 30, 2005
Ordinary Income	$ 427,794	$ 1,463,879
Long-term Capital Gains	389,130	148,733
Total	$ 816,924	$ 1,612,612

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Annual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $58,249,923 and $8,234,343, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of .06% of average net assets. The total amounts paid to and retained by FDC were $74,439 and $0, respectively.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $328 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded certain levels of average net assets. During the period, these levels ranged between .45% and .35%. The expense limitation in effect at period end was .35%. This waiver will remain in place through January 31, 2008. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period, this waiver reduced the Fund's expenses by $198,526. Effective September 1, 2006 the expense limitation was changed to .35%.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $725.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 25, 2003 (commencement of operations) to November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Fund as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from September 25, 2003 (commencement of operations) to November 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 18, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 348 funds advised by FMR or an affiliate. Mr. McCoy oversees 350 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006- present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005- present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (73)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Fidelity Nasdaq Composite Index Fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Fidelity Nasdaq Composite Index Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Nasdaq Composite Index Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Fidelity Nasdaq Composite Index Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Fidelity Nasdaq Composite Index Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity Nasdaq Composite Index Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2007

President and Treasurer of Fidelity Nasdaq Composite Index Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2003 Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Nasdaq Composite Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Nasdaq Composite Index Fund	12/18/06	12/15/06	$0.10	$0.18
	01/08/07	01/05/07		$0.07

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2007, $1,260,877, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 12% and 23% of the dividends distributed in December 2005 and January 2006, respectively, as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Nasdaq Composite Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2005, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Nasdaq Composite Index Fund

Annual Report

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with broader investment mandates than those of the fund, which is managed to track the performance of a specified securities index. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 34% means that 66% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nasdaq Composite Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2005. The Board also considered that, following discussions with the Board, effective September 1, 2006, FMR contractually agreed to waive a portion of its management fee until January 31, 2008, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 35 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

EIF-UANN-0107
1.795563.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Nasdaq Composite® Index Tracking Stock

Annual Report

November 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/goto/oneq.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

The fund's net asset value ("NAV") performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time (or NYSE if Nasdaq is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on the Nasdaq stock market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return - positive or negative - to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2006	Past 1 year	Life of Fund A
Fidelity® Nasdaq Composite® Index Tracking Stock - NAV	9.54%	35.21%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	9.60%	35.15%
NASDAQ Composite® Index	9.67%	36.69%

Average Annual Total Returns

Periods ended November 30, 2006	Past 1 year	Life of Fund A
Fidelity Nasdaq Composite Index Tracking Stock - NAV	9.54%	9.94%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	9.60%	9.92%

A From September 25, 2003.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite® Index Tracking Stock - NAV on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the NASDAQ Composite® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Fidelity® Nasdaq Composite® Index Tracking Stock's investment management team as Head of Indexing for Geode Capital Management, LLC

There were a number of reasons why the overall U.S. stock market could have had subpar results during the 12-month period that ended on November 30, 2006, including rising interest rates, inflation concerns, historically high energy prices, unrest in the Middle East, North Korea's nuclear test and a worse-than-expected housing slump. Despite these negative conditions, though, U.S. stocks fared well. In fact, several bellwether market benchmarks reached record highs, including the larger-cap Dow Jones Industrial AverageSM - a gauge of 30 mega-cap, blue-chip stocks - and the small-cap-oriented Russell 2000® Index. The strength in equities was sparked in large part by two major factors: the double-digit earnings growth achieved by U.S. corporations, and steady economic growth that was neither overheated nor recessionary, thanks primarily to the Federal Reserve Board's monetary policy. For the 12 months overall, the Dow rose 15.76%, the Russell 2000 checked in with a 17.43% advance and the Standard & Poor's 500SM Index gained 14.23%.

For the 12 months ending November 30, 2006, the fund's return at net asset value was 9.54%. In comparison, the NASDAQ Composite Index increased 9.67% and the fund's market price gained 9.60%. On a sector basis, telecommunication services and materials stocks were the strongest performers, while health care gained the least amount of ground. No sector performed negatively during the past year. Many of the fund's top individual performers were in the technology sector, although that group lagged the index overall during the year. Shares of communications equipment maker Cisco Systems rose on robust sales and profits, thanks to strong customer demand for the company's networking gear. Apple Computer continued to benefit from impressive sales of its iPod digital music player as well as from accelerating adoption of its Macintosh computers. Software company Oracle reported surging profits that beat Wall Street forecasts and boosted the company's shares. On the negative side, semiconductor maker Intel struggled with weak sales and increasing competition. Also lagging was Internet services company Yahoo, whose difficulties included a delay in the release of its long-awaited advertising search software and a sharp drop in the company's sales and profitability. Another Internet stock, online auction house eBay, fell after forecasting weaker-than-expected profits and revenues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Premium/Discount
Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on the Nasdaq stock market and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on the Nasdaq stock market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended November 30, 2006

From commencement of operations*
to November 30, 2006	Closing Market Price Below NAV		Closing Market Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	455	56.66%	324	40.35%
25 - <50	17	2.12%	6	0.75%
50 - <75	0	-	1	0.12%
75 - <100	0	-	0	-
100 or greater	0	-	0	-
Total	472	58.78%	331	41.22%

* September 25, 2003

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to November 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period* June 1, 2006 to November 30, 2006
Actual	$ 1,000.00	$ 1,120.30	$ 1.59
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.56	$ 1.52

* Expenses are equal to the Fund's annualized expense ratio of .30%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.8	7.0
Cisco Systems, Inc.	4.4	3.6
Intel Corp.	3.3	3.2
Google, Inc. Class A (sub. vtg.)	2.9	2.4
Oracle Corp.	2.7	2.2
Amgen, Inc.	2.2	2.5
Apple Computer, Inc.	2.1	1.5
Dell, Inc.	1.7	1.8
QUALCOMM, Inc.	1.6	2.3
Comcast Corp. Class A	1.5	1.3
	30.2
Market Sectors as of November 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.8	48.3
Health Care	13.6	14.2
Consumer Discretionary	13.4	13.5
Financials	11.0	11.9
Industrials	5.8	6.4
Consumer Staples	1.7	1.8
Telecommunication Services	1.4	1.2
Energy	1.3	1.3
Materials	1.1	1.1
Utilities	0.2	0.2
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite Index, Fidelity Nasdaq Composite Index Tracking Stock Fund seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2006

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,620	$ 31,460
Amerigon, Inc. (a)	1,361	11,623
Amerityre Corp. (a)	1,571	8,169
Ballard Power Systems, Inc. (a)(d)	5,922	42,816
China Automotive Systems, Inc. (a)(d)	1,145	12,137
Dorman Products, Inc. (a)	1,498	15,280
Exide Technologies (a)	942	4,361
Fuel Systems Solutions, Inc. (a)	1,219	23,161
GenTek, Inc. (a)	453	14,872
Gentex Corp.	7,455	123,529
Hayes Lemmerz International, Inc. (a)	1,489	3,499
LKQ Corp. (a)	2,460	56,309
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	2,150	3,784
Shiloh Industries, Inc. (a)	972	16,194
Strattec Security Corp. (a)	288	12,493
		379,687
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,861	45,204
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,332	18,448
Building Materials Holding Corp.	1,332	32,820
Core-Mark Holding Co., Inc. (a)	394	12,793
Keystone Automotive Industries, Inc. (a)	1,062	38,094
Source Interlink Companies, Inc. (a)	1,876	16,734
		118,889
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (a)	7,862	304,967
Bright Horizons Family Solutions, Inc. (a)	1,296	47,641
Capella Education Co.	705	17,801
Career Education Corp. (a)	4,385	110,721
Coinstar, Inc. (a)	1,314	42,889
Corinthian Colleges, Inc. (a)	4,027	51,948
Educate, Inc. (a)	2,006	14,724
Escala Group, Inc. (a)(d)	1,471	7,046
Home Solutions America, Inc. (a)(d)	2,200	12,958
INVESTools, Inc. (a)	2,382	30,656
Laureate Education, Inc. (a)	2,095	108,877
Lincoln Educational Services Corp. (a)	1,025	12,700
Matthews International Corp. Class A	1,581	63,477
Princeton Review, Inc. (a)	2,495	13,224
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Steiner Leisure Ltd. (a)	1,008	$ 45,158
Stewart Enterprises, Inc. Class A	6,293	40,275
Strayer Education, Inc.	650	71,533
Vertrue, Inc. (a)	648	24,825
		1,021,420
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	1,239	21,187
Ambassadors Group, Inc.	1,182	33,474
Ambassadors International, Inc.	632	25,564
Ameristar Casinos, Inc.	2,750	83,710
Applebee's International, Inc.	3,477	79,102
Benihana, Inc. Class A (sub. vtg.) (a)	308	8,624
BJ's Restaurants, Inc. (a)	1,440	29,894
Bob Evans Farms, Inc.	1,599	54,318
Buffalo Wild Wings, Inc. (a)	525	28,030
California Pizza Kitchen, Inc. (a)	954	29,917
Caribou Coffee Co., Inc. (a)(d)	751	6,759
CBRL Group, Inc.	1,674	71,798
Century Casinos, Inc. (a)	1,274	12,842
Churchill Downs, Inc.	828	33,103
Cosi, Inc. (a)	2,781	13,015
Ctrip.com International Ltd. sponsored ADR	935	51,911
Denny's Corp. (a)	4,175	19,247
Empire Resorts, Inc. (a)	1,238	8,121
FortuNet, Inc.	652	5,685
Gaming Partners International Corp.	484	8,349
Great Wolf Resorts, Inc. (a)	2,015	25,994
International Speedway Corp. Class A	1,243	64,425
Isle of Capri Casinos, Inc. (a)	1,599	44,164
Jamba, Inc. (a)	2,300	25,645
Lone Star Steakhouse & Saloon, Inc.	1,044	28,752
Magna Entertainment Corp. Class A (sub. vtg.) (a)	3,976	17,614
McCormick & Schmick's Seafood Restaurants (a)	955	23,951
Monarch Casino & Resort, Inc. (a)	1,171	27,589
Morgans Hotel Group Co.	1,582	23,160
MTR Gaming Group, Inc. (a)	1,937	21,501
Multimedia Games, Inc. (a)	1,321	12,365
O'Charleys, Inc. (a)	1,225	24,623
P.F. Chang's China Bistro, Inc. (a)	1,423	51,370
Panera Bread Co. Class A (a)	1,582	90,886
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Papa John's International, Inc. (a)	1,245	$ 38,595
Penn National Gaming, Inc. (a)	3,918	144,848
Premier Exhibitions, Inc. (a)	1,847	11,082
Progressive Gaming International Corp. (a)	1,555	12,440
Rare Hospitality International, Inc. (a)	1,617	52,342
Red Robin Gourmet Burgers, Inc. (a)	954	32,789
Ruth's Chris Steak House, Inc. (a)	774	14,667
Scientific Games Corp. Class A (a)	4,115	119,541
Shuffle Master, Inc. (a)(d)	1,745	54,339
Sonic Corp. (a)	3,216	75,512
Starbucks Corp. (a)	35,084	1,238,114
Texas Roadhouse, Inc. Class A (a)	2,836	38,967
The Cheesecake Factory, Inc. (a)	3,674	101,770
Town Sports International Holdings, Inc.	724	11,779
Trump Entertainment Resorts, Inc. (a)	1,148	24,475
Wynn Resorts Ltd.	4,632	406,921
Youbet.com, Inc. (a)	2,645	9,945
		3,494,815
Household Durables - 0.6%
Avatar Holdings, Inc. (a)	612	43,672
Bassett Furniture Industries, Inc.	1,031	18,249
California Coastal Communities, Inc.	898	18,580
Comstock Homebuilding Companies, Inc. Class A (a)	422	2,148
Craftmade International, Inc.	535	9,876
Directed Electronics, Inc.	697	10,079
Dixie Group, Inc. (a)	623	8,666
Dominion Homes, Inc. (a)(d)	638	3,720
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,243	36,113
Flexsteel Industries, Inc.	1,065	13,419
Garmin Ltd. (d)	10,071	512,513
Helen of Troy Ltd. (a)	1,293	30,554
Hooker Furniture Corp.	937	13,924
Interface, Inc. Class A (a)	1,848	27,461
iRobot Corp.	1,107	20,601
Kimball International, Inc. Class B	1,710	41,023
Lifetime Brands, Inc.	646	12,985
Makita Corp. sponsored ADR	358	10,335
Palm Harbor Homes, Inc. (a)	1,343	18,426
Stanley Furniture Co., Inc.	1,081	23,814
Syntax-Brillian Corp. (a)(d)	1,679	14,053
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tarragon Corp.	1,209	$ 15,100
Universal Electronics, Inc. (a)	606	12,726
		918,037
Internet & Catalog Retail - 1.7%
1-800 CONTACTS, Inc. (a)	833	13,453
1-800-FLOWERS.com, Inc. Class A (a)	2,170	12,195
Amazon.com, Inc. (a)	19,172	773,398
Audible, Inc. (a)	944	7,514
Blue Nile, Inc. (a)(d)	823	27,579
Coldwater Creek, Inc. (a)	4,111	103,392
dELiA*s, Inc. (a)	1,507	13,970
Drugstore.com, Inc. (a)	3,924	13,224
Expedia, Inc. (a)	14,667	266,499
Gaiam, Inc. Class A (a)	1,008	13,789
GSI Commerce, Inc. (a)	2,229	36,489
IAC/InterActiveCorp	12,688	462,985
Liberty Media Holding Corp. - Interactive Series A (a)	31,121	708,314
Netflix, Inc. (a)	3,085	90,637
NutriSystem, Inc. (a)	1,636	112,966
Overstock.com, Inc. (a)	936	13,469
PC Mall, Inc. (a)	692	6,519
PetMed Express, Inc. (a)	1,478	19,007
Priceline.com, Inc. (a)	1,843	72,780
Shutterfly, Inc. (d)	1,020	15,626
Stamps.com, Inc. (a)	834	13,019
ValueVision Media, Inc. Class A (a)	1,961	25,924
VistaPrint Ltd. (a)	1,925	64,122
		2,886,870
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	954	15,798
JAKKS Pacific, Inc. (a)	1,494	32,644
Pool Corp.	2,544	104,228
RC2 Corp. (a)	1,062	45,528
Smith & Wesson Holding Corp. (a)	1,853	24,182
		222,380
Media - 4.6%
ACME Communications, Inc. (a)	2,206	11,648
Alloy, Inc. (a)	753	9,104
Beasley Broadcast Group, Inc. Class A	1,144	8,134
Cadmus Communications Corp.	580	10,104
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Carmike Cinemas, Inc.	738	$ 14,546
Central European Media Enterprises Ltd. Class A (a)	1,396	102,578
Charter Communications, Inc. Class A (a)	22,922	67,620
CKX, Inc. (a)	3,710	45,336
Comcast Corp.:
Class A	62,710	2,537,247
Class A (special) (a)	33,092	1,332,946
Courier Corp.	506	19,420
Crown Media Holdings, Inc. Class A (a)	4,463	14,415
CTC Media, Inc.	6,967	157,454
Cumulus Media, Inc. Class A (a)	2,459	24,959
Discovery Holding Co. Class A (a)	12,422	190,553
EchoStar Communications Corp. Class A (a)	9,296	334,749
EMAK Worldwide, Inc. (a)	1,236	7,540
Emmis Communications Corp. Class A	1,422	12,016
Fisher Communications, Inc. (a)	450	20,376
Focus Media Holding Ltd. ADR (a)	1,757	125,221
Gemstar-TV Guide International, Inc. (a)	20,206	62,437
Global Sources Ltd. (d)	1,626	22,276
Harris Interactive, Inc. (a)	3,296	15,788
IMAX Corp. (a)(d)	1,915	6,473
Knology, Inc.	2,387	23,870
Lakes Entertainment, Inc. (a)	1,534	14,573
Lamar Advertising Co. Class A (a)	4,177	252,082
Liberty Global, Inc.:
Class A (a)	9,178	247,531
Class B (a)	251	6,722
Class C (a)	9,640	252,182
Liberty Media Holding Corp. - Capital Series A (a)	6,308	554,599
LodgeNet Entertainment Corp. (a)	1,386	32,779
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,112	7,895
Mediacom Communications Corp. Class A (a)	5,039	40,766
Morningstar, Inc. (a)	1,764	79,027
Navarre Corp. (a)	1,758	8,421
New Frontier Media, Inc. (a)	1,776	15,931
NTL, Inc.	14,795	356,412
Outdoor Channel Holdings, Inc. (a)	1,118	14,377
Private Media Group, Inc. (a)(d)	2,829	11,457
Radio One, Inc.:
Class A (a)	1,126	7,398
Class D (non-vtg.) (a)	3,831	24,863
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Corp. (a)	1,472	$ 44,248
Regent Communication, Inc. (a)	3,153	9,837
Reuters Group PLC sponsored ADR	768	41,027
Salem Communications Corp. Class A	957	11,829
Scholastic Corp. (a)	1,761	58,677
Sinclair Broadcast Group, Inc. Class A	2,452	24,397
Sirius Satellite Radio, Inc. (a)(d)	64,896	276,457
Spanish Broadcasting System, Inc. Class A	2,150	9,095
TiVo, Inc. (a)	3,587	20,446
Value Line, Inc.	504	29,343
WorldSpace, Inc. Class A (a)	895	4,368
WPP Group plc sponsored ADR	1,135	75,148
WPT Enterprises, Inc. (a)	911	3,772
XM Satellite Radio Holdings, Inc. Class A	12,884	186,045
Young Broadcasting, Inc. Class A (a)	1,058	2,317
		7,900,831
Multiline Retail - 0.9%
Conn's, Inc. (a)(d)	1,329	28,387
Dollar Tree Stores, Inc. (a)	4,542	136,305
Fred's, Inc. Class A	2,246	26,480
Sears Holdings Corp. (a)	7,140	1,223,939
The Bon-Ton Stores, Inc.	1,185	44,307
Tuesday Morning Corp.	1,998	35,165
		1,494,583
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	1,044	22,248
America's Car Mart, Inc. (a)	1,168	13,210
American Eagle Outfitters, Inc.	7,038	317,977
bebe Stores, Inc.	4,133	82,288
Bed Bath & Beyond, Inc. (a)	12,941	501,464
Big 5 Sporting Goods Corp.	1,279	31,297
Books-A-Million, Inc.	902	18,924
Cache, Inc. (a)	829	20,360
Casual Male Retail Group, Inc. (a)	1,630	22,902
Charlotte Russe Holding, Inc. (a)	1,332	40,186
Charming Shoppes, Inc. (a)	6,191	83,764
Citi Trends, Inc. (a)	738	32,664
Cost Plus, Inc. (a)	1,026	11,050
Deb Shops, Inc.	882	22,297
Dress Barn, Inc. (a)	3,162	76,584
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Finish Line, Inc. Class A	2,268	$ 31,616
Golf Galaxy, Inc. (a)	284	5,257
Golfsmith International Holdings, Inc.	698	6,450
Guitar Center, Inc. (a)	1,152	50,596
Gymboree Corp. (a)	1,404	55,879
Hibbett Sporting Goods, Inc. (a)	1,869	58,911
Hot Topic, Inc. (a)	2,308	30,812
Jos. A. Bank Clothiers, Inc. (a)	758	22,732
Kirkland's, Inc. (a)	1,108	5,108
Monro Muffler Brake, Inc.	918	34,241
Mothers Work, Inc. (a)	148	6,071
Movie Gallery, Inc. (a)(d)	1,610	4,572
O'Reilly Automotive, Inc. (a)	5,003	158,445
Pacific Sunwear of California, Inc. (a)	3,362	66,164
PETsMART, Inc.	6,891	203,836
Pomeroy IT Solutions, Inc. (a)	1,157	8,562
Rent-A-Center, Inc. (a)	3,646	99,682
Restoration Hardware, Inc. (a)	2,455	20,966
Ross Stores, Inc.	6,802	210,794
Select Comfort Corp. (a)	2,459	42,565
Sharper Image Corp. (a)	800	7,752
Shoe Carnival, Inc. (a)	1,007	27,149
Staples, Inc.	32,901	837,988
Stein Mart, Inc.	2,121	33,300
The Children's Place Retail Stores, Inc. (a)	1,455	93,877
Tractor Supply Co. (a)	2,069	98,484
Trans World Entertainment Corp. (a)	569	3,858
Tweeter Home Entertainment Group, Inc. (a)	1,971	4,987
United Retail Group, Inc. (a)	399	5,817
Urban Outfitters, Inc. (a)	7,554	168,303
West Marine, Inc. (a)	1,084	18,753
Wet Seal, Inc. Class A (a)	2,811	20,408
Wilsons Leather Experts, Inc. (a)	1,930	4,400
Zumiez, Inc. (a)	1,143	35,102
		3,780,652
Textiles, Apparel & Luxury Goods - 0.4%
Blue Holdings, Inc. (a)(d)	2,003	4,567
Charles & Colvard Ltd. (d)	906	7,348
Cherokee, Inc.	788	33,372
Columbia Sportswear Co.	1,861	109,520
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Crocs, Inc. (d)	1,728	$ 74,218
Deckers Outdoor Corp. (a)	489	27,286
Fossil, Inc. (a)	3,495	73,465
Iconix Brand Group, Inc. (a)	2,193	39,452
K-Swiss, Inc. Class A	1,261	41,878
Perry Ellis International, Inc. (a)	594	22,542
Quaker Fabric Corp. (a)	2,512	2,311
Steven Madden Ltd.	1,188	43,683
Tandy Brands Accessories, Inc.	1,208	14,411
True Religion Apparel, Inc. (a)(d)	1,135	17,252
Under Armour, Inc. Class A (sub. vtg.)	1,416	66,439
Velcro Industries NV	1,352	18,685
Volcom, Inc. (a)	1,010	32,734
Wacoal Holdings Corp. sponsored ADR	122	7,976
Warnaco Group, Inc. (a)	2,184	56,609
Weyco Group, Inc.	1,076	26,491
		720,239
TOTAL CONSUMER DISCRETIONARY		22,983,607
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	378	23,863
Hansen Natural Corp. (a)	4,166	117,190
Jones Soda Co. (a)	1,003	9,659
MGP Ingredients, Inc.	755	16,467
		167,179
Food & Staples Retailing - 1.1%
Andersons, Inc.	606	24,967
Arden Group, Inc. Class A	229	29,768
Casey's General Stores, Inc.	2,256	56,152
Central European Distribution Corp. (a)(d)	1,794	51,398
Costco Wholesale Corp.	21,488	1,122,963
Ingles Markets, Inc. Class A	686	20,422
Nash-Finch Co.	378	9,998
Pathmark Stores, Inc. (a)	2,236	25,244
Performance Food Group Co. (a)	1,861	50,359
Pricesmart, Inc. (a)	1,458	25,121
Spartan Stores, Inc.	1,885	39,642
Susser Holdings Corp.	256	5,082
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Pantry, Inc. (a)	1,046	$ 51,275
Topps Co., Inc.	2,308	20,264
United Natural Foods, Inc. (a)	1,814	64,288
Whole Foods Market, Inc.	6,272	306,074
Wild Oats Markets, Inc. (a)	1,907	28,872
		1,931,889
Food Products - 0.3%
Alico, Inc.	304	17,325
Bridgford Foods Corp. (a)	2,293	15,203
Cal-Maine Foods, Inc.	1,343	11,120
Cresud S.A.C.I.F. y A. sponsored ADR	584	10,132
Diamond Foods, Inc.	1,496	26,030
Farmer Brothers Co.	900	18,909
Gold Kist, Inc. (a)	2,346	46,474
Green Mountain Coffee Roasters, Inc. (a)	380	18,696
Hain Celestial Group, Inc. (a)	1,743	52,360
Imperial Sugar Co.	611	14,077
J&J Snack Foods Corp.	1,044	39,964
Lancaster Colony Corp.	1,365	58,340
Lance, Inc.	1,799	34,397
Peet's Coffee & Tea, Inc. (a)	774	19,698
Premium Standard Farms, Inc.	1,333	25,314
Sanderson Farms, Inc.	936	25,880
SunOpta, Inc. (a)	3,427	33,619
		467,538
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	792	41,342
WD-40 Co.	810	26,325
		67,667
Personal Products - 0.2%
Bare Escentuals, Inc.	3,998	119,500
Chattem, Inc. (a)	1,224	59,658
Elizabeth Arden, Inc. (a)	1,095	20,148
Inter Parfums, Inc.	1,115	22,478
Mannatech, Inc. (d)	1,381	20,605
Parlux Fragrances, Inc. (a)(d)	1,356	8,950
Physicians Formula Holdings, Inc.	264	4,831
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - continued
Reliv International, Inc.	730	$ 6,526
USANA Health Sciences, Inc. (a)	972	47,025
		309,721
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,906	14,335
TOTAL CONSUMER STAPLES		2,958,329
ENERGY - 1.3%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR (a)	2,929	57,701
Bronco Drilling Co., Inc. (a)	815	15,746
Dawson Geophysical Co. (a)	413	14,988
Global Industries Ltd. (a)	5,567	79,497
Gulf Island Fabrication, Inc.	593	22,315
Gulfmark Offshore, Inc. (a)	1,224	49,290
Hercules Offshore, Inc. (a)	1,440	49,061
Horizon Offshore, Inc. (a)	1,331	22,095
Hydril Co. (a)	970	73,390
Lufkin Industries, Inc.	736	43,056
Matrix Service Co. (a)	989	15,804
Patterson-UTI Energy, Inc.	7,878	218,299
PHI, Inc. (non-vtg.) (a)	362	12,257
Superior Well Services, Inc. (a)	1,025	24,528
T-3 Energy Services, Inc. (a)	592	12,929
Tesco Corp. (a)	2,013	34,688
Trico Marine Services, Inc. (a)	644	23,409
Union Drilling, Inc.	957	13,341
Warrior Energy Service Corp. (a)	644	18,708
		801,102
Oil, Gas & Consumable Fuels - 0.8%
Alliance Holdings GP, LP	2,507	46,580
Alliance Resource Partners LP	1,296	44,375
APCO Argentina, Inc.	319	27,434
Atlas America, Inc. (a)	740	35,964
ATP Oil & Gas Corp. (a)	1,400	63,350
BreitBurn Energy Partners LP	970	20,952
Brigham Exploration Co. (a)	2,636	22,696
Calumet Specialty Products Partners LP	483	18,393
Carrizo Oil & Gas, Inc. (a)	949	31,602
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Clayton Williams Energy, Inc. (a)	558	$ 22,035
Copano Energy LLC	847	50,066
CREDO Petroleum Corp. (a)	360	4,507
Crosstex Energy LP	698	26,210
Crosstex Energy, Inc.	721	69,980
Delta Petroleum Corp. (a)	2,786	84,193
Dorchester Minerals LP	1,401	34,787
Double Eagle Petroleum Co. (a)(d)	938	23,919
Edge Petroleum Corp. (a)	577	11,453
FX Energy, Inc. (a)	2,631	18,417
Geomet, Inc.	1,805	18,880
GMX Resources, Inc. (a)	785	34,297
Golar LNG Ltd. (NASDAQ) (a)	2,744	36,385
Green Plains Renewable Energy, Inc. (a)	268	7,429
Gulfport Energy Corp. (a)	692	8,262
Inergy Holdings LP	572	22,114
Inergy LP	2,068	61,233
Ivanhoe Energy, Inc. (a)	10,514	14,404
James River Coal Co. (a)(d)	572	5,937
Knightsbridge Tankers Ltd.	558	14,246
Linn Energy LLC	1,222	32,065
Marine Petroleum Trust	662	16,054
NGAS Resources, Inc. (a)(d)	1,570	12,372
Pacific Ethanol, Inc. (a)(d)	1,743	33,030
Parallel Petroleum Corp. (a)	2,302	45,465
Petrohawk Energy Corp. (a)	7,660	99,350
Petroleum Development Corp. (a)	991	41,850
PrimeEnergy Corp. (a)	184	12,492
Quest Resource Corp. (a)	1,525	17,187
Ram Energy Resources, Inc. (a)	1,238	6,462
Regency Energy Partners LP	578	15,566
Rosetta Resources, Inc. (a)	2,185	41,056
Syntroleum Corp. (a)	3,224	8,511
TC Pipelines LP	756	24,268
The Exploration Co. of Delaware, Inc. (a)	3,115	42,925
Top Tankers, Inc.	1,807	9,469
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Toreador Resources Corp. (a)(d)	1,005	$ 24,633
Warren Resources, Inc. (a)	1,943	25,978
		1,388,833
TOTAL ENERGY		2,189,935
FINANCIALS - 11.0%
Capital Markets - 2.2%
American Capital Strategies Ltd.	6,519	295,180
Calamos Asset Management, Inc. Class A	1,125	30,915
Capital Southwest Corp.	161	20,821
Charles Schwab Corp.	59,413	1,089,634
Cowen Group, Inc.	704	11,919
FirstCity Financial Corp. (a)	1,040	10,858
GFI Group, Inc. (a)	1,366	77,261
Harris & Harris Group, Inc. (a)	1,477	21,801
International Assets Holding Corp. (a)	523	18,357
Investors Financial Services Corp.	3,028	120,424
Knight Capital Group, Inc. Class A (a)	5,105	89,899
MarketAxess Holdings, Inc. (a)	1,022	14,717
Northern Trust Corp.	9,852	561,170
optionsXpress Holdings, Inc.	2,965	85,481
Penson Worldwide, Inc.	1,080	24,246
Sanders Morris Harris Group, Inc.	1,171	15,012
SEI Investments Co.	4,431	257,840
T. Rowe Price Group, Inc.	12,113	524,856
TD Ameritrade Holding Corp.	27,987	491,452
Thomas Weisel Partners Group, Inc.	897	19,124
TradeStation Group, Inc. (a)	2,175	31,733
U.S. Global Investments, Inc. Class A (d)	324	16,317
		3,829,017
Commercial Banks - 5.3%
1st Source Corp.	1,347	42,121
Abington Community Bancorp, Inc.	886	17,259
Alabama National Bancorp, Delaware	722	49,443
Alliance Financial Corp. (d)	416	12,646
Amcore Financial, Inc.	936	29,802
American National Bankshares, Inc.	625	14,563
American River Bankshares	538	13,509
AmericanWest Bancorp	951	20,798
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Ameris Bancorp	559	$ 15,602
Ames National Corp.	429	9,095
Arrow Financial Corp.	337	8,270
Associated Banc-Corp.	5,650	187,806
BancFirst Corp.	720	38,354
Bancorp Rhode Island, Inc.	449	19,419
Bancorp, Inc., Delaware (a)	738	19,786
Bancshares of Florida, Inc. (a)	686	14,324
BancTrust Financial Group, Inc.	536	12,977
Bank of Granite Corp.	1,238	23,089
Bank of Marin, California	433	14,700
Bank of the Ozarks, Inc.	864	28,296
BankFinancial Corp.	1,457	25,512
Banner Corp.	882	40,272
BNC Bancorp	383	7,086
BOK Financial Corp.	2,778	149,706
Boston Private Financial Holdings, Inc.	1,761	47,811
Bridge Capital Holdings (a)	634	13,238
Bryn Mawr Bank Corp.	700	17,024
Capital Bank Corp.	1,254	21,694
Capital City Bank Group, Inc.	650	22,120
Capital Corp. of the West	489	15,633
Cardinal Financial Corp.	1,535	15,273
Cascade Bancorp	1,522	46,041
Cascade Financial Corp.	1,061	18,037
Cathay General Bancorp	2,338	80,334
Centennial Bank Holdings, Inc., Delaware (a)	2,830	26,970
Center Bancorp, Inc.	1,265	20,240
Center Financial Corp., California	307	6,886
Centerstate Banks of Florida, Inc.	754	15,819
Century Bancorp, Inc. Class A (non-vtg.)	594	15,741
Chemical Financial Corp.	1,115	36,416
Citizens & Northern Corp. (d)	377	8,441
Citizens Banking Corp., Michigan	1,825	48,983
City Holding Co.	684	27,018
CNB Financial Corp., Pennsylvania (d)	842	11,645
CoBiz, Inc.	1,600	37,104
Colony Bankcorp, Inc.	488	8,965
Columbia Bancorp, Oregon	469	11,852
Columbia Banking Systems, Inc.	973	32,722
Commerce Bancshares, Inc.	3,094	150,337
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Commercial Bankshares, Inc.	644	$ 24,627
Community Bank of Nevada (a)	284	8,631
Community Banks, Inc.	1,484	40,691
Community Trust Bancorp, Inc.	702	28,368
Compass Bancshares, Inc.	5,686	324,898
CVB Financial Corp.	3,469	50,439
Eagle Bancorp, Inc., Maryland	821	14,614
East West Bancorp, Inc.	2,730	97,215
Eastern Virgina Bankshares, Inc.	340	7,449
Enterprise Financial Services Corp.	1,024	31,826
EuroBancshares, Inc. (a)	529	4,899
Farmers Capital Bank Corp.	648	21,527
Fidelity Southern Corp.	862	16,033
Fifth Third Bancorp	25,319	998,328
Financial Institutions, Inc.	803	18,742
First Bancorp, North Carolina	864	18,066
First Charter Corp.	1,527	36,724
First Citizen Bancshares, Inc.	360	71,838
First Community Bancorp, California	1,360	73,454
First Community Bancshares, Inc.	414	15,591
First Financial Bancorp, Ohio	2,356	39,086
First Financial Bankshares, Inc.	825	34,419
First Financial Corp., Indiana	648	21,967
First Indiana Corp.	534	13,259
First M&F Corp.	648	11,923
First Mariner Bancorp, Inc. (a)	1,055	19,929
First Merchants Corp.	702	18,722
First Midwest Bancorp, Inc., Delaware	2,166	80,684
First National Lincoln Corp., Maine	779	13,025
First of Long Island Corp.	522	22,263
First Regional Bancorp (a)	597	20,095
First Security Group, Inc.	1,292	14,819
First South Bancorp, Inc., Virginia (d)	615	18,419
First State Bancorp.	453	11,579
First United Corp.	682	15,018
Firstbank Corp., Michigan	393	9,161
FirstMerit Corp.	3,459	81,978
Flag Financial Corp.	1,351	34,383
FNB Corp., North Carolina	483	8,612
FNB Corp., Virginia	702	27,448
FNB Financial Services Corp.	392	5,876
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Frontier Financial Corp., Washington	1,693	$ 50,858
Fulton Financial Corp.	8,016	130,260
Gateway Financial Holdings, Inc.	934	13,580
GB&T Bancshares, Inc.	900	19,719
German American Bancorp, Inc.	1,459	21,010
Glacier Bancorp, Inc.	1,668	59,281
Great Southern Bancorp, Inc.	643	18,808
Greater Bay Bancorp	2,364	60,849
Greater Community Bancorp	958	15,615
Greene County Bancshares, Inc.	216	8,325
Grupo Financiero Galicia SA sponsored ADR (a)	2,204	17,500
Hancock Holding Co.	1,548	83,159
Hanmi Financial Corp.	2,316	50,558
Harleysville National Corp., Pennsylvania	1,055	21,322
Heartland Financial USA, Inc.	864	25,013
Heritage Commerce Corp.	845	21,902
Heritage Financial Corp., Washington	342	8,345
Home Bancshares, Inc.	604	13,415
Horizon Financial Corp.	788	19,456
Huntington Bancshares, Inc.	10,912	265,271
IBERIABANK Corp.	417	23,782
Independent Bank Corp., Massachusetts	720	24,739
Independent Bank Corp., Michigan	875	20,554
Integra Bank Corp.	990	27,572
Integrity Bancshares, Inc. (a)(d)	455	5,924
Interchange Financial Services Corp.	1,368	31,355
International Bancshares Corp.	2,643	81,695
Intervest Bancshares Corp. Class A (a)	390	13,603
Investors Bancorp, Inc. (a)	5,401	82,581
Lakeland Bancorp, Inc.	1,381	20,646
Lakeland Financial Corp.	630	15,693
Leesport Financial Corp.	505	12,367
LNB Bancorp, Inc.	1,068	17,772
LSB Bancshares, Inc.	1,210	20,328
Macatawa Bank Corp.	612	13,531
MainSource Financial Group, Inc.	471	8,600
MB Financial, Inc.	1,681	60,382
MBT Financial Corp.	1,226	18,807
Mercantile Bank Corp.	291	11,128
Mercantile Bankshares Corp.	5,293	241,414
Merchants Bancshares, Inc.	829	19,689
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Metrocorp Bancshares, Inc.	810	$ 17,731
Mid-State Bancshares	1,044	37,970
Midwest Banc Holdings, Inc.	1,563	36,418
Nara Bancorp, Inc.	1,081	21,923
National Bankshares, Inc.	973	23,284
National Penn Bancshares, Inc.	2,315	47,064
NBT Bancorp, Inc.	1,509	37,348
North Valley Bancorp	683	12,636
Northern Empire Bancshares	452	13,244
Northern States Financial Corp.	471	9,326
Northrim Bancorp, Inc.	450	12,299
Old Point Financial Corp.	433	12,254
Old Second Bancorp, Inc.	572	17,234
Omega Financial Corp.	578	18,762
Pacific Capital Bancorp	1,737	56,609
Pacific Continental Corp.	1,064	20,642
Pacific Mercantile Bancorp (a)	658	11,008
Penns Woods Bancorp, Inc.	558	20,674
Pennsylvania Communication Bancorp, Inc. (a)	452	11,485
Peoples Bancorp, Inc.	594	16,953
Pinnacle Financial Partners, Inc. (a)	848	27,780
Placer Sierra Bancshares	1,003	23,410
Popular, Inc.	12,070	213,639
Preferred Bank, Los Angeles California	417	23,756
PremierWest Bancorp	824	12,739
PrivateBancorp, Inc.	972	38,987
Prosperity Bancshares, Inc.	1,466	49,712
Provident Bankshares Corp.	1,420	52,355
Renasant Corp.	950	28,985
Republic Bancorp, Inc.	3,596	49,121
Republic Bancorp, Inc., Kentucky Class A	1,255	31,224
Republic First Bancorp, Inc.	842	10,870
Royal Bancshares of Pennsylvania, Inc. Class A	830	20,592
S&T Bancorp, Inc.	1,080	36,612
S.Y. Bancorp, Inc.	576	16,059
Sandy Spring Bancorp, Inc.	540	20,320
SCBT Financial Corp.	287	11,603
Seacoast Banking Corp., Florida	1,026	24,624
Security Bank Corp., Georgia	1,028	25,597
Shore Bancshares, Inc.	578	16,698
Sierra Bancorp	560	17,231
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Signature Bank, New York (a)	1,201	$ 38,624
Simmons First National Corp. Class A	900	28,881
Sky Financial Group, Inc.	4,387	108,578
Slade's Ferry Bancorp	183	3,290
Smithtown Bancorp, Inc.	628	17,207
South Financial Group, Inc.	3,665	95,253
Southern Community Financial Corp.	1,937	19,757
Southside Bancshares, Inc.	663	17,165
Southwest Bancorp, Inc., Oklahoma	1,152	30,770
State Bancorp, Inc., New York	682	12,303
State National Bancshares, Inc.	482	18,437
Sterling Bancshares, Inc.	2,328	42,882
Sterling Financial Corp., Pennsylvania	1,416	32,908
Sterling Financial Corp., Washington	1,592	53,412
Suffolk Bancorp	468	16,984
Summit Bancshares, Inc.	596	16,324
Summit Financial Group, Inc. (d)	470	9,015
Sun Bancorp, Inc., New Jersey	839	16,881
Superior Bancorp (a)	969	10,514
Susquehanna Bancshares, Inc., Pennsylvania	1,933	53,467
SVB Financial Group (a)	1,617	76,775
Taylor Capital Group, Inc.	338	12,398
Temecula Valley Bancorp, Inc. (a)	686	15,442
Texas Capital Bancshares, Inc. (a)	1,581	30,830
Texas United Bancshares, Inc.	522	17,571
TIB Financial Corp.	1,013	17,424
Trico Bancshares	1,188	32,124
Trustmark Corp.	2,113	68,926
UCBH Holdings, Inc.	3,839	64,726
UMB Financial Corp.	2,336	85,918
Umpqua Holdings Corp.	2,247	67,455
Union Bankshares Corp.	1,047	32,405
United Bankshares, Inc., West Virginia	1,635	63,078
United Community Banks, Inc., Georgia	1,742	58,061
United Security Bancshares, Inc.	558	15,345
United Security Bancshares, California (d)	1,076	26,782
Univest Corp. of Pennsylvania	1,096	33,855
Vineyard National Bancorp	524	11,329
Virginia Commerce Bancorp, Inc. (a)	1,598	31,065
Virginia Financial Group, Inc.	839	23,047
Washington Trust Bancorp, Inc.	828	23,259
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
WesBanco, Inc.	810	$ 26,438
West Bancorp., Inc.	825	15,015
West Coast Bancorp, Oregon	954	32,903
Westamerica Bancorp.	1,545	76,524
Whitney Holding Corp.	2,822	90,953
Wilshire Bancorp, Inc.	1,225	23,410
Wintrust Financial Corp.	1,261	60,049
Yadkin Valley Financial Corp.	1,441	26,097
Yardville National Bancorp	846	32,850
Zions Bancorp	4,757	372,188
		9,107,484
Consumer Finance - 0.2%
Advanta Corp.:
Class A	560	23,346
Class B	861	39,279
Asta Funding, Inc.	610	20,081
Cash Systems, Inc. (a)	1,550	10,106
CompuCredit Corp. (a)	2,438	91,815
Consumer Portfolio Services, Inc. (a)	1,213	8,321
Credit Acceptance Corp. (a)	1,525	49,974
Dollar Financial Corp. (a)	811	23,730
EZCORP, Inc. Class A (a)	485	22,659
First Cash Financial Services, Inc. (a)	1,886	38,531
QC Holdings, Inc. (a)	988	14,385
United Panam Financial Corp. (a)	954	11,524
World Acceptance Corp. (a)	1,116	50,655
		404,406
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp. (a)	1,727	28,755
Compass Diversified Trust	788	13,475
Elron Electronic Industries Ltd. (a)	1,991	25,266
Encore Capital Group, Inc. (a)	1,693	23,567
First Albany Companies, Inc. (a)	1,283	2,887
Marlin Business Services Corp. (a)	720	15,610
Medallion Financial Corp.	1,314	15,584
PICO Holdings, Inc. (a)	507	16,102
Portfolio Recovery Associates, Inc. (a)	792	36,155
Resource America, Inc. Class A	824	21,704
The NASDAQ Stock Market, Inc. (a)	4,972	199,626
		398,731
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 1.4%
Affirmative Insurance Holdings, Inc.	684	$ 11,019
Alfa Corp.	3,676	71,241
American National Insurance Co.	1,243	141,913
American Physicians Capital, Inc. (a)	1,026	40,958
Amerisafe, Inc.	850	11,611
Arch Capital Group Ltd.	3,251	217,167
Argonaut Group, Inc. (a)	1,635	55,394
Baldwin & Lyons, Inc. Class B	936	25,038
Brooke Corp.	985	11,091
Cincinnati Financial Corp.	7,632	337,945
Direct General Corp.	811	13,300
Donegal Group, Inc. Class A	462	8,866
Eastern Insurance Holdings, Inc.	343	4,905
eHealth, Inc.	970	21,738
EMC Insurance Group	911	31,411
Enstar Group, Inc. (a)	233	21,650
Erie Indemnity Co. Class A	2,780	156,458
FPIC Insurance Group, Inc. (a)	345	13,369
Harleysville Group, Inc.	1,491	53,020
Infinity Property & Casualty Corp.	990	44,699
IPC Holdings Ltd.	2,914	90,917
James River Group, Inc.	740	24,864
Kansas City Life Insurance Co.	612	31,542
Max Re Capital Ltd.	2,141	51,384
Millea Holdings, Inc. sponsored ADR	2,297	82,026
National Interstate Corp.	875	22,111
National Western Life Insurance Co. Class A	144	32,898
Navigators Group, Inc. (a)	794	36,738
Ohio Casualty Corp.	2,978	86,987
Philadelphia Consolidated Holdings Corp. (a)	3,028	134,897
PMA Capital Corp. Class A	1,901	16,862
Presidential Life Corp.	1,728	38,690
ProCentury Corp.	886	15,673
Quanta Capital Holdings Ltd. (a)	2,602	5,907
RAM Holdings Ltd.	985	13,751
Republic Companies Group, Inc.	470	9,602
Safety Insurance Group, Inc.	650	34,047
SeaBright Insurance Holdings, Inc. (a)	886	14,132
Selective Insurance Group, Inc.	1,396	77,506
Specialty Underwriters' Alliance, Inc. (a)	1,686	17,501
State Auto Financial Corp.	1,933	64,485
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
The Midland Co.	990	$ 45,095
Tower Group, Inc.	776	25,561
United America Indemnity Ltd. Class A (a)	1,022	25,642
United Fire & Casualty Co.	1,219	43,031
Universal American Financial Corp. (a)	2,950	55,313
USI Holdings Corp. (a)	2,321	36,347
		2,426,302
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	1,360	25,514
Fieldstone Investment Corp.	2,255	12,673
Gladstone Commercial Corp.	680	13,661
Investors Real Estate Trust	2,971	30,185
Monmouth Real Estate Investment Corp. Class A	2,578	21,397
Origen Financial, Inc.	2,523	13,877
Vestin Realty Mortgage II, Inc.	1,346	9,395
		126,702
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	1,423	44,270
Eurotrust A/S sponsored ADR (a)	1,489	20,831
Housevalues, Inc. (a)	1,022	5,488
Move, Inc. (a)	7,483	41,456
ZipRealty, Inc. (a)	1,489	11,555
		123,600
Thrifts & Mortgage Finance - 1.5%
Accredited Home Lenders Holding Co. (a)	1,080	32,000
Anchor BanCorp Wisconsin, Inc.	1,116	31,985
Atlantic Coast Federal Corp.	847	15,246
Bank Mutual Corp.	3,359	40,711
BankUnited Financial Corp. Class A	1,635	41,693
Berkshire Hills Bancorp, Inc.	161	5,431
Beverly Hills Bancorp, Inc.	662	5,746
Brookline Bancorp, Inc., Delaware	2,465	33,278
Camco Financial Corp.	1,381	17,746
Capital Crossing Bank (a)	327	9,647
Capitol Federal Financial	3,028	112,884
CFS Bancorp, Inc.	1,061	15,183
Charter Financial Corp., Georgia	900	46,125
Citizens First Bancorp, Inc., Delaware	537	15,702
Citizens South Banking Corp., Delaware	573	7,306
City Bank Lynnwood, Washington	612	32,730
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Clayton Holdings, Inc.	1,152	$ 17,234
Clifton Savings Bancorp, Inc.	1,191	14,292
Coastal Financial Corp.	1,345	18,655
Cooperative Bankshares, Inc.	757	13,830
Corus Bankshares, Inc. (d)	2,482	55,622
Dime Community Bancshares, Inc.	1,834	25,804
ESB Financial Corp.	1,776	19,234
Fidelity Bankshares, Inc.	1,206	47,468
First Busey Corp.	1,026	24,214
First Defiance Financial Corp.	413	12,291
First Federal Bancshares of Arkansas, Inc.	507	12,259
First Financial Holdings, Inc.	594	22,346
First Niagara Financial Group, Inc.	4,933	70,887
First PacTrust Bancorp, Inc.	572	15,930
First Place Financial Corp.	1,062	25,860
FirstBank NW Corp., Delaware	311	8,975
Flushing Financial Corp.	1,109	18,853
FMS Financial Corp.	965	30,301
Franklin Bank Corp.	1,025	20,111
Harbor Florida Bancshares, Inc.	1,080	47,056
HMN Financial, Inc.	273	9,255
Home Federal Bancorp, Inc., Delaware	951	16,528
Hudson City Bancorp, Inc.	26,548	352,292
ITLA Capital Corp.	129	6,840
K-Fed Bancorp	1,040	19,448
Kearny Financial Corp.	3,380	55,804
KNBT Bancorp, Inc.	1,782	29,938
LSB Corp.	949	15,383
MAF Bancorp., Inc.	1,761	77,466
MASSBANK Corp.	379	12,401
MutualFirst Financial, Inc.	430	9,516
NASB Financial, Inc.	612	25,820
NetBank, Inc. (a)	2,491	11,409
NexCen Brands, Inc. (a)	3,404	24,985
North Central Bancshares, Inc.	339	13,391
Northwest Bancorp, Inc.	1,951	53,633
OceanFirst Financial Corp.	1,254	27,738
Pamrapo Bancorp, Inc.	825	20,526
Parkvale Financial Corp.	356	11,107
Partners Trust Financial Group, Inc.	2,266	25,719
Pennfed Financial Services, Inc.	665	12,874
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's Bank, Connecticut	6,605	$ 294,517
Provident Financial Holdings, Inc.	287	8,736
Provident New York Bancorp	1,920	29,222
Pulaski Financial Corp.	1,009	16,144
PVF Capital Corp.	374	3,852
Riverview Bancorp, Inc.	606	9,369
Rockville Financial, Inc.	769	12,896
Roma Financial Corp. (a)	895	14,222
Severn Bancorp, Inc.	857	16,283
Synergy Financial Group, Inc., New Jersey	1,162	18,708
TierOne Corp.	954	29,755
Timberland Bancorp, Inc.	468	17,353
Triad Guaranty, Inc. (a)	666	35,831
Trustco Bank Corp., New York	3,582	40,369
United Community Financial Corp., Ohio	1,640	20,451
United Western Bancorp, Inc. (a)	319	6,444
ViewPoint Financial Group (a)	1,110	18,870
Washington Federal, Inc.	3,938	91,519
Wauwatosa Holdings, Inc. (a)	1,423	25,216
Willow Financial Bancorp, Inc.	1,387	20,805
WSFS Financial Corp.	338	21,825
		2,569,095
TOTAL FINANCIALS		18,985,337
HEALTH CARE - 13.6%
Biotechnology - 7.0%
Aastrom Biosciences, Inc. (a)(d)	5,877	7,934
Acadia Pharmaceuticals, Inc. (a)	1,166	10,914
Accentia Biopharmaceutical, Inc. (a)(d)	1,128	3,756
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,679	19,425
Alexion Pharmaceuticals, Inc. (a)	1,311	56,740
Alkermes, Inc. (a)	4,633	70,329
Allos Therapeutics, Inc. (a)(d)	5,307	31,258
Alnylam Pharmaceuticals, Inc. (a)	1,565	33,601
Altus Pharmaceuticals, Inc.	956	17,504
Amgen, Inc. (a)	53,952	3,830,592
Amylin Pharmaceuticals, Inc. (a)	5,654	226,160
Anadys Pharmaceuticals, Inc. (a)	1,759	8,795
Angiotech Pharmaceuticals, Inc. (a)	4,122	35,367
Antigenics, Inc. (a)	2,421	5,133
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Arena Pharmaceuticals, Inc. (a)	2,303	$ 29,709
ARIAD Pharmaceuticals, Inc. (a)	2,222	11,932
ArQule, Inc. (a)	2,221	11,238
Array Biopharma, Inc. (a)	3,400	44,812
Avant Immunotherapeutics, Inc. (a)	8,590	12,541
AVI BioPharma, Inc. (a)(d)	2,325	8,440
BioCryst Pharmaceuticals, Inc. (a)	1,880	21,488
Bioenvision, Inc. (a)	1,700	8,432
Biogen Idec, Inc. (a)	15,840	827,798
BioMarin Pharmaceutical, Inc. (a)	4,452	76,174
Biopure Corp. Class A (a)	441	357
Celgene Corp. (a)	17,144	955,435
Cell Genesys, Inc. (a)	2,315	8,982
Cell Therapeutics, Inc. (a)(d)	3,205	5,833
Cephalon, Inc. (a)	2,816	210,806
Cepheid, Inc. (a)	2,897	27,348
Coley Pharmaceutical Group, Inc. (a)	1,403	16,149
Combinatorx, Inc.	951	8,626
Cotherix, Inc. (a)	1,661	22,174
Critical Therapeutics, Inc. (a)(d)	2,145	4,183
Crucell NV sponsored ADR (a)	560	13,507
Cubist Pharmaceuticals, Inc. (a)	2,497	50,839
CuraGen Corp. (a)	3,588	15,715
Curis, Inc. (a)	3,081	4,745
CV Therapeutics, Inc. (a)	2,404	28,800
Cytogen Corp. (a)	1,161	2,844
Cytokinetics, Inc. (a)	1,218	9,196
deCODE genetics, Inc. (a)	3,410	14,765
Dendreon Corp. (a)	2,722	11,705
Digene Corp. (a)	1,009	51,560
Dyax Corp. (a)	1,809	5,753
Dynavax Technologies Corp. (a)	1,104	10,367
Encysive Pharmaceuticals, Inc. (a)(d)	2,918	17,625
EntreMed, Inc. (a)	6,020	11,980
Enzon Pharmaceuticals, Inc. (a)	2,289	19,067
Exact Sciences Corp. (a)	1,148	2,491
Favrille, Inc. (a)	264	758
Genaera Corp. (a)	3,441	1,273
Genelabs Technologies, Inc. (a)	2,147	3,800
Genitope Corp. (a)(d)	1,071	3,834
Genomic Health, Inc. (a)	953	18,002
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Genta, Inc. (a)	3,870	$ 3,096
Genzyme Corp. (a)	11,849	763,076
Geron Corp. (a)(d)	4,136	32,798
Gilead Sciences, Inc. (a)	21,144	1,393,812
GTx, Inc. (a)	1,776	27,386
Hana Biosciences, Inc. (a)	1,499	10,343
Human Genome Sciences, Inc. (a)	6,583	82,419
ICOS Corp. (a)	3,118	100,680
Idenix Pharmaceuticals, Inc. (a)(d)	2,633	24,750
ImClone Systems, Inc. (a)	3,792	113,381
ImmunoGen, Inc. (a)	2,974	16,327
Immunomedics, Inc. (a)(d)	3,026	7,716
Incyte Corp. (a)	4,158	21,788
Indevus Pharmaceuticals, Inc. (a)	2,973	22,416
Infinity Pharmaceuticals, Inc. (a)	535	7,538
Inhibitex, Inc. (a)	1,647	2,866
InterMune, Inc. (a)	1,746	37,364
Introgen Therapeutics, Inc. (a)(d)	1,912	8,547
Isis Pharmaceuticals, Inc. (a)	3,569	36,439
Keryx Biopharmaceuticals, Inc. (a)	2,460	33,948
Kosan Biosciences, Inc. (a)	2,100	11,130
La Jolla Pharmaceutical Co. (a)	531	1,763
Lexicon Genetics, Inc. (a)	3,996	14,825
Ligand Pharmaceuticals, Inc. Class B (a)	2,885	30,927
MannKind Corp. (a)(d)	2,681	43,968
Marshall Edwards, Inc. (a)(d)	2,708	8,449
Martek Biosciences (a)(d)	1,403	34,374
Maxygen, Inc. (a)	2,056	18,298
Medarex, Inc. (a)	5,993	80,846
MedImmune, Inc. (a)	11,270	368,416
Memory Pharmaceuticals Corp. (a)	3,868	9,670
Metabasis Therapeutics, Inc. (a)	1,859	14,035
Millennium Pharmaceuticals, Inc. (a)	14,542	163,598
Momenta Pharmaceuticals, Inc. (a)	1,330	23,049
Monogram Biosciences, Inc. (a)	7,699	12,934
Myriad Genetics, Inc. (a)	1,707	51,893
Nabi Biopharmaceuticals (a)	2,687	18,970
Neopharm, Inc. (a)	1,327	9,700
Neose Technologies, Inc. (a)	1,612	3,998
Neurochem, Inc. (a)(d)	1,637	41,554
Neurocrine Biosciences, Inc. (a)	1,705	15,754
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Neurogen Corp. (a)	2,239	$ 12,113
Northfield Laboratories, Inc. (a)(d)	1,672	25,648
Novacea, Inc.	393	2,759
Novavax, Inc. (a)(d)	2,114	10,570
NPS Pharmaceuticals, Inc. (a)	1,899	9,723
Nuvelo, Inc. (a)	2,741	52,655
Omrix Biopharmaceuticals, Inc.	1,162	34,372
ONYX Pharmaceuticals, Inc. (a)	1,744	30,520
Orchid Cellmark, Inc. (a)	895	2,882
Origin Agritech Ltd. (a)	835	10,245
Orthologic Corp. (a)	3,153	4,288
Oscient Pharmaceuticals Corp. (a)	397	2,342
OSI Pharmaceuticals, Inc. (a)(d)	2,607	95,625
Osiris Therapeutics, Inc. (d)	1,685	35,739
Panacos Pharmaceuticals, Inc. (a)	2,385	15,455
PDL BioPharma, Inc. (a)	5,536	125,723
Peregrine Pharmaceuticals, Inc. (a)	8,310	10,304
Pharmacopeia Drug Discovery, Inc. (a)	752	3,083
Pharmacyclics, Inc. (a)	1,399	7,904
Pharmion Corp. (a)	1,330	32,931
PRAECIS Pharmaceuticals, Inc. (a)	678	1,322
Progenics Pharmaceuticals, Inc. (a)	846	23,163
QLT, Inc. (a)	4,173	36,138
Regeneron Pharmaceuticals, Inc. (a)	2,564	55,152
Renovis, Inc. (a)	967	3,094
Rigel Pharmaceuticals, Inc. (a)	1,157	12,715
Sangamo Biosciences, Inc. (a)	2,171	17,173
Savient Pharmaceuticals, Inc. (a)	3,995	46,622
SciClone Pharmaceuticals, Inc. (a)	2,313	5,736
Seattle Genetics, Inc. (a)	2,295	12,600
Senomyx, Inc. (a)	1,835	24,699
Sirna Therapeutics, Inc. (a)	2,291	29,508
Solexa, Inc. (a)	1,678	20,572
Sonus Pharmaceuticals, Inc. (a)	1,664	9,734
StemCells, Inc. (a)	3,941	11,744
Sunesis Pharmaceuticals, Inc. (a)	2,271	10,492
Tanox, Inc. (a)	2,333	45,797
Telik, Inc. (a)(d)	2,902	49,363
Threshold Pharmaceuticals, Inc. (a)	2,454	7,043
TorreyPines Therapeutics, Inc. (a)	286	1,810
Trimeris, Inc. (a)	1,068	12,293
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)	1,062	$ 61,830
Vanda Pharmaceuticals, Inc.	1,861	27,803
Vasogen, Inc. (a)	3,475	1,348
Vertex Pharmaceuticals, Inc. (a)	5,745	254,504
ViaCell, Inc. (a)	1,823	9,024
Vical, Inc. (a)	2,477	15,927
Vion Pharmaceuticals, Inc. (a)	4,586	7,567
XOMA Ltd. (a)	3,924	8,907
Zymogenetics, Inc. (a)	3,325	52,236
		12,094,229
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	1,360	26,262
Abiomed, Inc. (a)	1,496	18,954
Adeza Biomedical Corp. (a)	913	13,969
Aksys Ltd. (d)	1,883	1,017
Align Technology, Inc. (a)	3,176	41,701
Alphatec Holdings, Inc.	949	3,824
American Medical Systems Holdings, Inc. (a)	3,396	58,445
Analogic Corp.	612	32,375
Angiodynamics, Inc. (a)	503	10,528
Anika Therapeutics, Inc. (a)	1,477	18,640
Arrow International, Inc.	2,113	73,828
ArthroCare Corp. (a)	1,188	49,504
Aspect Medical Systems, Inc. (a)	1,422	26,961
BioLase Technology, Inc. (a)	1,256	10,827
Biomet, Inc.	11,419	431,752
Biosite, Inc. (a)	882	43,059
Candela Corp. (a)	776	10,243
Cardiac Science Corp. (a)	476	3,884
Cardiodynamics International Corp. (a)	3,477	2,886
Cerus Corp. (a)	874	6,800
China Medical Technologies, Inc. sponsored ADR (a)	718	18,015
Cholestech Corp. (a)	846	15,549
Clinical Data, Inc. (a)	780	13,042
Conceptus, Inc. (a)	1,324	30,359
CONMED Corp. (a)	1,527	33,793
Conor Medsystems, Inc. (a)	1,944	62,830
Cutera, Inc. (a)	505	14,211
Cyberonics, Inc. (a)	1,134	27,670
Cytyc Corp. (a)	5,402	141,640
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Dade Behring Holdings, Inc.	3,710	$ 140,461
Datascope Corp.	774	26,223
DENTSPLY International, Inc.	7,160	228,619
DexCom, Inc. (a)	1,148	12,926
Endologix, Inc. (a)	2,812	10,292
EPIX Pharmaceuticals, Inc. (a)	783	3,610
ev3, Inc. (a)	3,280	54,415
Exactech, Inc. (a)	885	12,408
Foxhollow Technologies, Inc. (a)	1,024	27,126
Gen-Probe, Inc. (a)	2,328	113,467
Given Imaging Ltd. (a)	1,563	34,683
Hansen Medical, Inc.	365	4,643
HealthTronics, Inc. (a)	1,358	9,126
Hologic, Inc. (a)	2,424	121,273
I-Flow Corp. (a)	1,782	25,714
ICU Medical, Inc. (a)	792	32,005
IDEXX Laboratories, Inc. (a)	1,297	109,791
Immucor, Inc. (a)	3,001	80,727
Integra LifeSciences Holdings Corp. (a)	1,311	54,289
IntraLase Corp. (a)	1,153	24,213
Intuitive Surgical, Inc. (a)	1,615	164,116
IRIS International, Inc. (a)	825	7,409
Kensey Nash Corp. (a)	702	21,537
Kyphon, Inc. (a)	1,969	66,493
LifeCell Corp. (a)	1,314	28,658
Lifecore Biomedical, Inc. (a)	1,136	19,641
Medical Action Industries, Inc. (a)	554	17,407
Meridian Bioscience, Inc.	1,674	40,728
Merit Medical Systems, Inc. (a)	1,191	19,068
Micrus Endovascular Corp. (a)	670	13,186
Natus Medical, Inc. (a)	850	13,821
Neogen Corp. (a)	1,091	22,180
NeuroMetrix, Inc. (a)	705	12,866
NMT Medical, Inc. (a)	362	5,267
Northstar Neuroscience, Inc.	1,008	12,167
NUCRYST Pharmaceuticals Corp.	1,123	5,278
Nutraceutical International Corp. (a)	1,474	22,346
NuVasive, Inc. (a)	1,252	28,796
NxStage Medical, Inc. (a)	820	7,323
OccuLogix, Inc. (a)(d)	1,876	3,489
OraSure Technologies, Inc. (a)	2,146	18,477
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	684	$ 29,747
Orthovita, Inc. (a)	3,762	12,527
Palomar Medical Technologies, Inc. (a)	950	47,453
PolyMedica Corp.	1,116	44,160
Possis Medical, Inc. (a)	1,088	13,404
Quidel Corp. (a)	2,374	32,310
Regeneration Technologies, Inc. (a)	1,486	8,871
Respironics, Inc. (a)	3,569	128,698
Shamir Optical Industry Ltd. (a)	711	6,257
Sirona Dental Systems, Inc.	2,444	90,330
Somanetics Corp. (a)	614	11,905
SonoSite, Inc. (a)	882	28,180
Staar Surgical Co. (a)	1,252	8,777
Stereotaxis, Inc. (a)	2,052	20,335
SurModics, Inc. (a)	828	27,970
Syneron Medical Ltd. (a)	1,025	23,770
Synovis Life Technologies, Inc. (a)	573	4,727
The Spectranetics Corp. (a)	1,310	14,279
Thermogenesis Corp. (a)	3,997	19,186
Thoratec Corp. (a)	2,820	41,539
TriPath Imaging, Inc. (a)	2,110	19,433
Urologix, Inc. (a)	931	2,188
Utah Medical Products, Inc.	286	9,718
Vascular Solutions, Inc. (a)	1,429	10,289
Vital Signs, Inc.	738	40,730
Volcano Corp.	1,453	25,849
Wright Medical Group, Inc. (a)	1,707	40,849
Young Innovations, Inc.	612	21,848
Zoll Medical Corp. (a)	504	26,137
		3,730,298
Health Care Providers & Services - 1.4%
Air Methods Corp. (a)	271	7,119
Allied Healthcare International, Inc. (a)	3,959	8,314
Allion Healthcare, Inc. (a)	591	3,487
Amedisys, Inc. (a)	805	31,532
America Service Group, Inc. (a)	560	8,910
AmSurg Corp. (a)	1,584	32,520
Bio-Reference Laboratories, Inc. (a)	307	7,463
BioScrip, Inc. (a)	1,919	6,294
Corvel Corp. (a)	540	30,920
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cross Country Healthcare, Inc. (a)	1,868	$ 37,080
Dialysis Corp. of America (a)	661	8,805
Express Scripts, Inc. (a)	6,367	434,229
Genesis HealthCare Corp. (a)	990	45,837
Gentiva Health Services, Inc. (a)	1,907	30,588
HealthExtras, Inc. (a)	2,066	44,171
Healthways, Inc. (a)	1,561	71,759
Henry Schein, Inc. (a)	3,854	198,597
HMS Holdings Corp. (a)	839	11,620
Horizon Health Corp. (a)	525	8,400
Hythiam, Inc. (a)(d)	2,387	18,070
InVentiv Health, Inc. (a)	1,297	39,312
LCA-Vision, Inc.	1,064	37,453
LHC Group, Inc. (a)	625	17,294
LifePoint Hospitals, Inc. (a)	2,589	89,864
Lincare Holdings, Inc. (a)	4,662	175,618
Magellan Health Services, Inc. (a)	1,566	68,873
Matria Healthcare, Inc. (a)	810	23,693
Medcath Corp. (a)	625	16,175
MWI Veterinary Supply, Inc. (a)	606	20,804
National Medical Health Card Systems, Inc. (a)	572	5,771
Nighthawk Radiology Holdings, Inc.	1,450	31,509
NovaMed Eyecare, Inc. (a)	1,144	7,997
Odyssey Healthcare, Inc. (a)	1,764	21,838
Option Care, Inc.	2,177	30,652
Patterson Companies, Inc. (a)	6,323	234,647
PDI, Inc. (a)	761	7,762
Providence Service Corp. (a)	972	25,962
PSS World Medical, Inc. (a)	3,738	78,274
Psychiatric Solutions, Inc. (a)	2,418	87,991
QMed, Inc. (a)	931	4,264
Radiation Therapy Services, Inc. (a)	769	25,269
ResCare, Inc. (a)	1,635	30,068
Rotech Healthcare, Inc. (a)(d)	982	1,532
Rural/Metro Corp. (a)	1,325	11,369
Sun Healthcare Group, Inc. (a)	1,726	17,415
Symbion, Inc. (a)	827	14,679
TLC Vision Corp. (a)	3,479	15,203
U.S. Physical Therapy, Inc. (a)	828	9,704
United Surgical Partners International, Inc. (a)	2,123	54,030
VCA Antech, Inc. (a)	3,987	128,541
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Visicu, Inc.	1,391	$ 13,910
VistaCare, Inc. Class A (a)	885	9,921
		2,403,109
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	2,786	77,785
AMICAS, Inc. (a)	3,153	8,671
Cerner Corp. (a)	3,557	170,985
Computer Programs & Systems, Inc.	738	26,568
Dendrite International, Inc. (a)	2,046	21,483
Eclipsys Corp. (a)	2,498	52,883
Emageon, Inc. (a)	904	14,482
Emdeon Corp. (a)	12,099	143,373
Merge Technologies, Inc. (a)	861	5,243
Omnicell, Inc. (a)	1,366	25,681
Per-Se Technologies, Inc. (a)	1,692	46,648
Phase Forward, Inc. (a)	1,668	24,937
Systems Xcellence, Inc. (a)	886	16,067
TriZetto Group, Inc. (a)	2,859	49,432
Vital Images, Inc. (a)	626	20,201
WebMD Health Corp. Class A (a)(d)	426	15,562
		720,001
Life Sciences Tools & Services - 0.8%
Accelrys, Inc. (a)	1,487	9,011
Advanced Magnetics, Inc. (a)	540	30,089
Affymetrix, Inc. (a)	2,834	71,700
Albany Molecular Research, Inc. (a)	1,674	18,581
BioVeris Corp. (a)	1,182	11,359
Bruker BioSciences Corp. (a)	5,379	41,580
Caliper Life Sciences, Inc. (a)	2,130	11,992
Ciphergen Biosystems, Inc. (a)	1,648	1,730
Dionex Corp. (a)	1,044	60,040
Diversa Corp. (a)	2,726	31,022
Draxis Health, Inc. (a)	1,610	8,064
eResearchTechnology, Inc. (a)	2,524	16,204
Exelixis, Inc. (a)	4,155	35,816
Gene Logic, Inc. (a)	2,650	3,975
Harvard Bioscience, Inc. (a)	2,421	11,112
ICON PLC sponsored ADR	1,260	46,847
Illumina, Inc. (a)	1,959	75,480
Invitrogen Corp. (a)	2,230	122,695
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Kendle International, Inc. (a)	679	$ 23,785
Luminex Corp. (a)	2,238	28,669
Molecular Devices Corp. (a)	918	19,379
Nanogen, Inc. (a)	1,769	3,591
Nektar Therapeutics (a)	4,485	74,047
PAREXEL International Corp. (a)	1,473	40,905
Pharmaceutical Product Development, Inc.	5,129	162,025
PharmaNet Development Group, Inc. (a)	720	16,387
PRA International (a)	1,010	29,250
QIAGEN NV (a)	6,659	97,155
Sequenom, Inc. (a)	1,536	8,187
Stratagene Corp.	1,056	7,730
Techne Corp. (a)	1,987	106,841
Third Wave Technologies, Inc. (a)	3,870	19,195
Varian, Inc. (a)	1,599	70,484
Ventana Medical Systems, Inc. (a)	1,692	71,216
		1,386,143
Pharmaceuticals - 1.8%
Abraxis BioScience, Inc. (a)	7,345	196,993
Acusphere, Inc. (a)	2,596	7,502
Adams Respiratory Therapeutics, Inc. (a)	1,531	60,275
Adolor Corp. (a)	2,032	15,931
Advancis Pharmaceutical Corp. (a)	531	2,071
Alexza Pharmaceuticals, Inc.	675	5,643
Amarin Corp. PLC sponsored ADR (a)(d)	3,023	7,104
Anesiva, Inc. (a)	1,487	9,844
Aspreva Pharmaceuticals Corp. (a)	1,601	31,812
Atherogenics, Inc. (a)(d)	2,052	25,322
Auxilium Pharmaceuticals, Inc. (a)	1,621	27,038
AVANIR Pharmaceuticals Class A (a)(d)	1,929	5,498
Axcan Pharma, Inc. (a)	2,375	35,269
Barrier Therapeutics, Inc. (a)	1,037	7,622
Cardiome Pharma Corp. (a)	2,081	24,160
CNS., Inc.	485	18,100
Collagenex Pharmaceuticals, Inc. (a)	688	9,054
Columbia Laboratories, Inc. (a)	1,876	8,104
Connetics Corp. (a)	1,671	29,009
Cypress Bioscience, Inc. (a)	1,863	16,134
DepoMed, Inc. (a)	3,708	12,533
Discovery Laboratories, Inc. (a)	2,331	4,942
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Durect Corp. (a)	2,887	$ 13,511
Emisphere Technologies, Inc. (a)(d)	1,736	9,426
Endo Pharmaceuticals Holdings, Inc. (a)	6,430	174,317
Epicept Corp. (a)	411	658
Flamel Technologies SA sponsored ADR (a)	956	26,730
Hi-Tech Pharmacal Co., Inc. (a)	500	7,125
Hollis-Eden Pharmaceuticals, Inc. (a)	960	5,270
Inspire Pharmaceuticals, Inc. (a)	1,736	8,263
Ista Pharmaceuticals, Inc. (a)	1,393	8,929
Kos Pharmaceuticals, Inc. (a)	2,149	167,042
Labopharm, Inc. (a)	2,314	13,555
Medicines Co. (a)	2,364	67,492
MGI Pharma, Inc. (a)	4,235	80,338
Nastech Pharmaceutical Co., Inc. (a)	1,203	22,424
New River Pharmaceuticals, Inc. (a)	1,773	87,019
NitroMed, Inc. (a)	1,489	3,216
Noven Pharmaceuticals, Inc. (a)	1,386	32,862
Novogen Ltd. sponsored ADR (a)	404	4,040
Pain Therapeutics, Inc. (a)	2,648	22,667
Penwest Pharmaceuticals Co. (a)	1,008	17,328
Perrigo Co.	3,595	60,216
Pharmos Corp. (a)	1,722	3,082
Pozen, Inc. (a)	1,468	24,119
Replidyne, Inc. (a)	2,056	12,624
Salix Pharmaceuticals Ltd. (a)	2,444	34,338
Santarus, Inc. (a)	1,704	12,797
Sciele Pharma, Inc. (a)	1,940	43,863
Sepracor, Inc. (a)	4,967	277,208
Shire PLC sponsored ADR	2,384	144,470
Somaxon Pharmaceuticals, Inc.	902	11,762
SuperGen, Inc. (a)	2,313	10,987
Taro Pharmaceutical Industries Ltd. (a)(d)	1,327	13,310
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,845	892,711
ViroPharma, Inc. (a)	2,805	43,225
Vivus, Inc. (a)	3,852	15,639
Warner Chilcott Ltd.	10,517	145,240
Westaim Corp. (a)	5,331	9,709
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Xenoport, Inc. (a)	1,316	$ 35,295
Zila, Inc. (a)	4,337	11,580
		3,134,347
TOTAL HEALTH CARE		23,468,127
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.2%
Applied Signal Technology, Inc.	807	12,783
Argon ST, Inc. (a)	1,330	30,151
BE Aerospace, Inc. (a)	3,279	85,943
Ceradyne, Inc. (a)	1,259	66,500
Elbit Systems Ltd. (d)	2,077	68,499
Essex Corp. (a)	985	23,453
Herley Industries, Inc. (a)	942	15,204
Innovative Solutions & Support, Inc. (a)	1,030	16,233
Ionatron, Inc. (d)	5,021	19,532
Ladish Co., Inc. (a)	561	18,928
LMI Aerospace, Inc. (a)	578	9,901
MTC Technologies, Inc. (a)	792	20,663
Sypris Solutions, Inc.	1,178	8,788
Taser International, Inc. (a)(d)	3,257	27,619
		424,197
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	2,601	16,464
Atlas Air Worldwide Holdings, Inc. (a)	900	38,124
C.H. Robinson Worldwide, Inc.	7,560	332,640
Dynamex, Inc. (a)	668	15,397
EGL, Inc. (a)	1,958	62,539
Expeditors International of Washington, Inc.	9,772	442,085
Forward Air Corp.	1,530	50,949
Hub Group, Inc. Class A	2,028	57,879
Pacer International, Inc.	1,879	56,276
Park-Ohio Holdings Corp. (a)	877	14,620
UTI Worldwide, Inc.	4,456	132,789
		1,219,762
Airlines - 0.4%
Frontier Airlines Holdings, Inc. (a)	1,665	13,653
JetBlue Airways Corp. (a)	7,795	106,480
MAIR Holdings, Inc. (a)	680	3,883
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Mesa Air Group, Inc. (a)	1,973	$ 16,119
Pinnacle Airlines Corp. (a)	1,560	15,335
Republic Airways Holdings, Inc. (a)	1,618	27,943
Ryanair Holdings PLC sponsored ADR (a)(d)	2,799	214,375
SkyWest, Inc.	2,942	74,256
UAL Corp. (a)	4,770	193,567
		665,611
Building Products - 0.1%
Aaon, Inc.	947	26,440
American Woodmark Corp.	773	30,139
Apogee Enterprises, Inc.	1,869	32,053
Builders FirstSource, Inc. (a)	1,350	22,464
Insteel Industries, Inc.	536	10,313
PGT, Inc.	1,162	13,305
PW Eagle, Inc. (d)	463	15,807
Quixote Corp.	594	11,429
Universal Forest Products, Inc.	882	41,136
		203,086
Commercial Services & Supplies - 1.4%
51job, Inc. sponsored ADR (a)	453	7,928
Advisory Board Co. (a)	985	54,638
American Ecology Corp.	992	20,733
Arrowhead Research Corp. (a)	2,494	11,847
Barrett Business Services, Inc. (a)	489	11,736
Casella Waste Systems, Inc. Class A (a)	1,424	15,536
Cintas Corp.	7,445	314,179
Clean Harbors, Inc.	952	40,679
Comsys IT Partners, Inc. (a)	736	13,550
Copart, Inc. (a)	4,169	125,945
Corporate Executive Board Co.	1,817	171,925
CoStar Group, Inc. (a)	918	45,267
CRA International, Inc. (a)	576	29,739
Diamond Management & Technology Consultants, Inc.	2,181	24,318
Exponent, Inc. (a)	718	12,795
First Advantage Corp. Class A (a)	611	11,719
First Consulting Group, Inc. (a)	1,770	22,019
FirstService Corp. (sub. vtg.) (a)	1,668	40,019
Fuel Tech, Inc. (a)	643	15,676
G&K Services, Inc. Class A	1,116	44,182
GeoEye, Inc. (a)	1,029	20,570
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Healthcare Services Group, Inc.	1,162	$ 29,050
Heidrick & Struggles International, Inc. (a)	1,152	48,200
Herman Miller, Inc.	3,315	116,390
Hudson Highland Group, Inc. (a)	1,186	21,170
Huron Consulting Group, Inc. (a)	864	35,545
ICT Group, Inc. (a)	992	33,262
Innerworkings, Inc.	1,956	32,704
Integrated Alarm Services Group, Inc. (a)(d)	1,827	5,463
Intersections, Inc. (a)	806	8,237
Kelly Services, Inc. Class A (non-vtg.)	1,423	41,466
Kenexa Corp. (a)	1,152	35,539
Kforce, Inc. (a)	2,068	27,525
Layne Christensen Co. (a)	612	18,843
Learning Tree International, Inc. (a)	1,196	10,908
LECG Corp. (a)	864	15,803
McGrath RentCorp.	1,512	47,628
Mobile Mini, Inc. (a)	1,807	49,620
Monster Worldwide, Inc. (a)	5,615	245,095
On Assignment, Inc. (a)	2,016	22,015
PeopleSupport, Inc. (a)	1,278	28,346
Resources Connection, Inc. (a)	2,456	71,298
School Specialty, Inc. (a)	900	33,345
Standard Parking Corp. (a)	288	10,892
Stericycle, Inc. (a)	1,807	130,863
Synagro Technologies, Inc.	3,534	16,009
Taleo Corp. Class A (a)	874	11,345
Teletech Holdings, Inc. (a)	4,022	90,817
Tetra Tech, Inc. (a)	2,623	45,771
TRM Corp. (a)	1,200	1,728
United Stationers, Inc. (a)	1,473	68,318
Waste Industries USA, Inc.	848	25,474
Waste Services, Inc. (a)	2,235	21,858
WCA Waste Corp. (a)	1,076	6,929
		2,462,456
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	3,067	165,618
Insituform Technologies, Inc. Class A (a)	1,347	34,645
Integrated Electrical Services, Inc. (a)	866	13,596
KHD Humboldt Wedag International Ltd. (a)	1,080	44,280
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - continued
Sterling Construction Co., Inc. (a)	310	$ 7,456
Washington Group International, Inc.	1,261	74,122
		339,717
Electrical Equipment - 0.6%
Active Power, Inc. (a)	1,895	5,079
American Power Conversion Corp.	9,420	285,897
American Superconductor Corp. (a)(d)	1,359	14,283
Canadian Solar, Inc.	1,200	14,496
Capstone Turbine Corp. (a)(d)	5,214	7,091
China BAK Battery, Inc. (a)	2,166	16,093
Deswell Industries, Inc.	1,034	11,229
Distributed Energy Systems Corp. (a)(d)	1,433	5,976
Encore Wire Corp. (d)	1,236	30,480
Energy Conversion Devices, Inc. (a)	1,548	59,103
Evergreen Solar, Inc. (a)(d)	2,935	27,119
First Solar, Inc.	3,052	86,372
Franklin Electric Co., Inc.	900	46,638
FuelCell Energy, Inc. (d)	2,459	16,033
Genlyte Group, Inc. (a)	1,188	100,814
Hydrogenics Corp. (a)	3,534	5,266
II-VI, Inc. (a)	1,692	43,687
LSI Industries, Inc.	1,737	29,685
Medis Technologies Ltd. (a)(d)	1,530	30,906
Microvision, Inc. (a)(d)	2,829	7,384
Plug Power, Inc. (a)	3,728	15,136
Powell Industries, Inc. (a)	918	21,913
Power-One, Inc. (a)	4,448	32,559
Preformed Line Products Co.	231	7,477
Superior Essex, Inc. (a)	812	28,745
Ultralife Batteries, Inc. (a)	1,080	11,113
Valence Technology, Inc. (a)(d)	4,662	10,070
Vicor Corp.	1,901	23,306
Woodward Governor Co.	1,728	65,992
		1,059,942
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,188	33,157
Machinery - 1.0%
3D Systems Corp. (a)	807	11,597
A.S.V., Inc. (a)(d)	1,656	24,741
American Railcar Industries, Inc.	900	28,863
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
American Science & Engineering, Inc. (a)	502	$ 31,847
Astec Industries, Inc. (a)	902	30,722
Basin Water, Inc.	747	5,229
Bucyrus International, Inc. Class A	1,435	61,275
Chart Industries, Inc.	1,073	15,837
Columbus McKinnon Corp. (NY Shares) (a)	735	17,074
Commercial Vehicle Group, Inc. (a)	793	18,556
Dynamic Materials Corp.	536	15,437
Flanders Corp. (a)	1,543	15,260
Flow International Corp. (a)	2,555	28,335
FreightCar America, Inc.	573	31,572
Gehl Co. (a)	464	12,556
Joy Global, Inc.	5,473	240,265
L.B. Foster Co. Class A (a)	704	16,086
Lincoln Electric Holdings, Inc.	1,843	112,147
Middleby Corp. (a)	397	40,296
Nordson Corp.	1,707	82,431
Omega Flex, Inc. (a)	448	9,050
PACCAR, Inc.	11,290	737,237
Portec Rail Products, Inc.	1,039	10,910
RBC Bearings, Inc. (a)	724	21,039
Sun Hydraulics Corp.	392	8,201
Tecumseh Products Co.:
Class A (non-vtg.) (a)	627	10,164
Class B (a)	662	10,526
TurboChef Technologies, Inc. (a)(d)	1,118	16,200
Volvo AB sponsored ADR	534	34,694
		1,698,147
Marine - 0.2%
Alexander & Baldwin, Inc.	2,230	98,455
American Commercial Lines, Inc. (a)	1,416	98,185
Aries Maritime Transport Ltd.	1,211	11,880
DryShips, Inc.	1,350	21,600
Eagle Bulk Shipping, Inc.	1,029	17,174
Genco Shipping & Trading Ltd.	934	22,183
Navios Maritime Holdings, Inc.	2,226	11,753
Quintana Maritime Ltd. (d)	948	9,992
Stolt-Nielsen SA Class B sponsored ADR	1,256	38,559
Ultrapetrol (Bahamas) Ltd.	329	3,803
		333,584
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.6%
AMERCO (a)	971	$ 84,331
Arkansas Best Corp.	1,224	46,390
Celadon Group, Inc. (a)	839	15,538
Covenant Transport, Inc. Class A (a)	1,028	12,470
Frozen Food Express Industries, Inc.	2,058	17,493
Heartland Express, Inc.	4,614	71,194
J.B. Hunt Transport Services, Inc.	7,290	159,578
Landstar System, Inc.	2,672	120,347
Marten Transport Ltd. (a)	1,458	26,696
Old Dominion Freight Lines, Inc. (a)	1,620	43,432
P.A.M. Transportation Services, Inc. (a)	785	18,832
Patriot Transportation Holding, Inc. (a)	287	26,401
Quality Distribution, Inc. (a)	827	11,032
Saia, Inc. (a)	1,109	27,492
Swift Transportation Co., Inc. (a)	3,499	99,267
U.S. Xpress Enterprises, Inc. Class A (a)	830	14,467
Universal Truckload Services, Inc. (a)	669	15,949
USA Truck, Inc. (a)	519	10,001
Vitran Corp., Inc. (a)	474	7,963
Werner Enterprises, Inc.	4,269	79,617
YRC Worldwide, Inc. (a)	2,732	105,865
		1,014,355
Trading Companies & Distributors - 0.4%
Aceto Corp.	1,182	10,047
Beacon Roofing Supply, Inc. (a)	1,843	37,837
Electro Rent Corp. (a)	1,958	29,468
Fastenal Co.	7,164	257,832
H&E Equipment Services, Inc.	1,556	37,686
Houston Wire & Cable Co.	951	21,445
Kaman Corp.	1,832	42,356
Lawson Products, Inc.	720	36,166
NuCo2, Inc. (a)	754	18,827
Rush Enterprises, Inc. Class A (a)	717	13,035
UAP Holding Corp.	2,372	56,952
Williams Scotsman International, Inc. (a)	1,807	36,050
		597,701
TOTAL INDUSTRIALS		10,051,715
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 49.8%
Communications Equipment - 9.0%
3Com Corp. (a)	18,242	$ 76,434
Acme Packet, Inc.	2,661	46,408
ADC Telecommunications, Inc. (a)	5,892	81,251
Adtran, Inc.	3,656	79,664
Airspan Networks, Inc. (a)	1,841	5,247
Alvarion Ltd. (a)	3,194	22,997
Anaren, Inc. (a)	1,432	29,428
Andrew Corp. (a)	7,513	74,905
Arris Group, Inc. (a)	4,402	52,516
AudioCodes Ltd. (a)(d)	2,360	22,680
Avanex Corp. (a)	7,017	13,964
Avici Systems, Inc. (a)	1,451	10,331
Avocent Corp. (a)	2,708	94,184
Bel Fuse, Inc. Class B (non-vtg.)	449	16,478
Black Box Corp.	936	40,080
Blue Coat Systems, Inc. (a)	482	12,310
Bookham, Inc. (a)	1,773	7,145
C-COR, Inc. (a)	2,595	25,950
Carrier Access Corp. (a)	1,537	9,606
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	556	4,337
Ciena Corp. (a)	4,017	100,987
Cisco Systems, Inc. (a)	281,408	7,564,247
Comtech Group, Inc. (a)	989	16,061
Comtech Telecommunications Corp. (a)	1,243	44,151
Comverse Technology, Inc. (a)	9,511	185,655
Digi International, Inc. (a)	688	9,144
Ditech Networks, Inc. (a)	1,984	13,888
ECI Telecom Ltd. (a)	4,774	42,393
EFJ, Inc. (a)	2,333	13,065
EMS Technologies, Inc. (a)	811	16,601
Endwave Corp. (a)	375	5,055
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	966	5,323
Extreme Networks, Inc. (a)	6,495	25,915
F5 Networks, Inc. (a)	1,870	139,895
Finisar Corp. (a)	13,708	52,502
Foundry Networks, Inc. (a)	6,305	90,225
Glenayre Technologies, Inc. (a)	3,873	9,373
Harmonic, Inc. (a)	3,925	31,204
Hughes Communications, Inc. (a)	830	39,010
Inter-Tel, Inc.	1,365	30,426
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
InterDigital Communication Corp. (a)	2,461	$ 78,629
Ituran Location & Control Ltd.	938	14,999
Ixia (a)	3,278	31,108
JDS Uniphase Corp. (a)	9,602	177,445
Juniper Networks, Inc. (a)	26,283	559,565
KVH Industries, Inc. (a)	643	7,395
Loral Space & Communications Ltd. (a)	900	27,657
MRV Communications, Inc. (a)	6,999	26,106
NETGEAR, Inc. (a)	1,509	39,234
Netopia, Inc. (a)	2,098	14,476
Network Engines, Inc. (a)	2,204	5,179
Nice Systems Ltd. sponsored ADR	2,266	72,512
NMS Communications Corp. (a)	2,440	4,270
Oplink Communications, Inc. (a)	1,382	27,571
Optium Corp.	1,100	22,220
Orckit Communications Ltd. (a)	915	10,449
Packeteer, Inc. (a)	1,840	21,841
Parkervision, Inc. (a)(d)	1,320	13,424
PC-Tel, Inc. (a)	1,357	13,136
Pegasus Wireless Corp. warrants 8/11/06 (a)	240	53
Polycom, Inc. (a)	4,223	121,791
Powerwave Technologies, Inc. (a)	4,505	28,877
Qiao Xing Universal Telephone, Inc. (a)	1,011	13,709
QUALCOMM, Inc.	76,081	2,783,804
RADWARE Ltd. (a)	1,117	16,654
Radyne Corp. (a)	481	4,815
Redback Networks, Inc. (a)	3,016	44,396
Research In Motion Ltd. (a)	8,594	1,193,105
Riverbed Technology, Inc. (d)	2,910	101,530
SafeNet, Inc. (a)	1,166	27,144
SCM Microsystems, Inc. (a)	1,863	6,297
SeaChange International, Inc. (a)	1,611	13,887
Sierra Wireless, Inc. (a)	913	11,038
Sirenza Microdevices, Inc. (a)	2,309	20,527
Sonus Networks, Inc. (a)	10,925	68,609
SpectraLink Corp.	1,058	8,591
Stratex Networks, Inc. (a)	5,596	23,951
Sycamore Networks, Inc. (a)	14,142	52,750
Symmetricom, Inc. (a)	2,953	25,898
Tekelec (a)	3,183	51,246
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,135	199,597
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tellabs, Inc. (a)	20,088	$ 201,684
Tollgrade Communications, Inc. (a)	858	7,525
UTStarcom, Inc. (a)(d)	5,039	44,746
ViaSat, Inc. (a)	1,419	37,788
Westell Technologies, Inc. Class A (a)	2,704	6,300
WJ Communications, Inc. (a)	4,086	8,581
Zhone Technologies, Inc. (a)	11,031	14,892
		15,468,036
Computers & Peripherals - 5.6%
ActivIdentity Corp. (a)	2,632	13,265
Adaptec, Inc. (a)	6,132	26,736
Apple Computer, Inc. (a)	39,341	3,606,783
Avid Technology, Inc. (a)	1,897	73,945
Brocade Communications Systems, Inc. (a)	13,004	120,287
Concurrent Computer Corp. (a)	4,176	7,809
Cray, Inc. (a)	895	10,167
Creative Technology Ltd. (NASDAQ)	4,103	26,136
Dell, Inc. (a)	104,978	2,859,601
Dot Hill Systems Corp. (a)	1,773	5,780
Electronics for Imaging, Inc. (a)	2,600	63,700
Hutchinson Technology, Inc. (a)	1,293	30,812
Immersion Corp. (a)	1,594	11,190
InFocus Corp. (a)	3,117	7,855
Komag, Inc. (a)	1,347	53,180
LaserCard Corp. (a)	520	6,334
Logitech International SA (Reg.) (a)	8,606	254,393
McDATA Corp.:
Class A (a)	6,298	39,488
Class B (a)	2,222	13,999
Mobility Electronics, Inc. (a)(d)	1,650	5,313
Neoware, Inc. (a)	884	9,874
Network Appliance, Inc. (a)	17,169	673,196
Novatel Wireless, Inc. (a)	1,714	16,180
Palm, Inc. (a)(d)	4,652	65,175
Presstek, Inc. (a)	2,398	14,412
QLogic Corp. (a)	7,417	165,028
Rackable Systems, Inc. (a)	1,258	44,797
Rimage Corp. (a)	183	4,407
SanDisk Corp. (a)	10,140	450,216
SimpleTech, Inc. (a)	2,459	22,131
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Stratasys, Inc. (a)	452	$ 13,605
Sun Microsystems, Inc. (a)	162,394	880,175
Synaptics, Inc. (a)	1,440	41,285
Transact Technologies, Inc. (a)	710	6,198
Xyratex Ltd. (a)	1,420	31,339
		9,674,791
Electronic Equipment & Instruments - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	1,236	17,217
Aeroflex, Inc. (a)	3,422	41,269
Agilysys, Inc.	2,087	31,973
Bell Microproducts, Inc. (a)	2,685	18,473
Brightpoint, Inc. (a)	2,059	28,435
CalAmp Corp. (a)	1,309	9,490
CDW Corp.	3,756	264,798
Cherokee International Corp. (a)	877	2,771
Cogent, Inc. (a)	4,140	46,906
Cognex Corp.	2,166	52,959
Coherent, Inc. (a)	1,527	49,337
Color Kinetics, Inc. (a)	989	19,493
CPI International, Inc.	1,076	15,075
CyberOptics Corp. (a)	560	7,179
Daktronics, Inc.	2,374	85,891
DTS, Inc. (a)	1,041	25,921
Echelon Corp. (a)	2,200	17,600
Electro Scientific Industries, Inc. (a)	1,599	31,740
Excel Technology, Inc. (a)	756	19,074
FARO Technologies, Inc. (a)	828	18,365
Flextronics International Ltd. (a)	25,669	288,776
FLIR Systems, Inc. (a)	3,154	101,590
Global Imaging Systems, Inc. (a)	1,951	41,576
GSI Group, Inc. (a)	2,459	22,623
I. D. Systems Inc. (a)	722	15,682
Insight Enterprises, Inc. (a)	2,600	52,260
INTAC International (a)	879	6,610
International DisplayWorks, Inc. (a)	1,373	8,636
Itron, Inc. (a)	1,044	50,102
Littelfuse, Inc. (a)	1,206	37,724
LoJack Corp. (a)	1,261	19,142
M-Flex Electronix, Inc. (a)(d)	1,349	29,098
Magal Security Systems Ltd. (a)	465	4,534
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Maxwell Technologies, Inc. (a)(d)	1,037	$ 14,684
Measurement Specialties, Inc. (a)	645	15,596
Mechanical Technology, Inc. (a)	1,445	4,219
Mercury Computer Systems, Inc. (a)	1,170	15,304
Merix Corp. (a)	1,051	9,701
Methode Electronics, Inc. Class A	1,901	21,310
Metrologic Instruments, Inc. (a)	753	13,855
Molex, Inc.	4,469	143,008
Molex, Inc. Class A (non-vtg.)	4,051	113,955
MTS Systems Corp.	951	36,461
National Instruments Corp.	3,701	107,625
Newport Corp. (a)	2,184	47,458
NovAtel, Inc. (a)	504	20,780
NU Horizons Electronics Corp. (a)	1,973	22,236
Optimal Group, Inc. Class A (a)	1,723	14,869
Orbotech Ltd. (a)	1,689	43,154
OSI Systems, Inc. (a)	857	16,274
OYO Geospace Corp. (a)	130	6,201
PC Connection, Inc. (a)	1,668	22,401
Pemstar, Inc. (a)	3,707	14,012
Photon Dynamics, Inc. (a)	918	10,199
Planar Systems, Inc. (a)	777	7,786
Plexus Corp. (a)	2,418	58,395
RadiSys Corp. (a)	1,134	19,153
Richardson Electronics Ltd.	1,450	14,500
Rofin-Sinar Technologies, Inc. (a)	684	39,754
Sanmina-SCI Corp. (a)	25,733	95,212
ScanSource, Inc. (a)	1,260	38,455
Smart Modular Tech WWH, Inc.	2,559	30,427
SpatiaLight, Inc. (a)(d)	3,744	6,552
Staktek Holdings, Inc. (a)	2,397	14,022
Sunpower Corp. Class A (d)	893	33,327
Suntron Corp. (a)	3,295	4,251
Tech Data Corp. (a)	2,672	111,743
Trimble Navigation Ltd. (a)	2,525	121,124
TTM Technologies, Inc. (a)	2,139	26,973
Universal Display Corp. (a)	1,596	19,679
X-Rite, Inc.	1,448	17,231
Zygo Corp. (a)	1,210	19,929
		2,874,134
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.9%
24/7 Real Media, Inc. (a)	3,187	$ 27,791
Access Integrated Technologies, Inc. Class A (a)	1,343	12,020
Akamai Technologies, Inc. (a)	7,164	350,105
Aladdin Knowledge Systems Ltd. (a)	643	11,510
aQuantive, Inc. (a)	3,513	83,961
Ariba, Inc. (a)	3,368	25,462
Art Technology Group, Inc. (a)	6,078	14,344
AsiaInfo Holdings, Inc. (a)(d)	2,740	16,988
Autobytel, Inc. (a)	2,114	6,384
Baidu.com, Inc. sponsored ADR (a)	992	114,854
Bankrate, Inc. (a)	822	30,003
Chordiant Software, Inc. (a)	4,319	13,216
CMGI, Inc. (a)	21,855	29,941
CNET Networks, Inc. (a)	7,231	65,513
Corillian Corp. (a)	1,827	6,321
Cryptologic, Inc.	572	11,646
CyberSource Corp. (a)	1,469	15,410
DealerTrack Holdings, Inc.	1,416	38,699
Digital Insight Corp. (a)	1,743	66,513
Digital River, Inc. (a)	1,845	108,689
Digitas, Inc. (a)	4,915	53,180
DivX, Inc. (d)	1,525	45,186
EarthLink, Inc. (a)	6,200	40,362
eBay, Inc. (a)	65,427	2,116,563
eCollege.com (a)	1,008	17,832
Entrust, Inc. (a)	4,176	16,871
Equinix, Inc. (a)(d)	1,432	109,290
GigaMedia Ltd. (a)	1,896	18,505
Google, Inc. Class A (sub. vtg.) (a)	10,095	4,895,267
Greenfield Online, Inc. (a)	787	10,003
iBasis, Inc. (a)	1,666	13,495
InfoSpace, Inc. (a)	1,689	33,189
Internap Network Services Corp. (a)	1,525	29,661
Internet Capital Group, Inc. (a)	1,754	18,084
Interwoven, Inc. (a)	1,794	25,421
iPass, Inc. (a)	2,925	16,292
j2 Global Communications, Inc. (a)	2,448	68,373
Jupitermedia Corp. (a)	2,038	13,023
Keynote Systems, Inc. (a)	1,537	15,939
Kintera, Inc. (a)	1,970	2,778
Liquidity Services, Inc.	1,022	18,508
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LivePerson, Inc. (a)	2,758	$ 13,376
LookSmart Ltd. (a)	1,163	5,350
LoopNet, Inc.	1,592	22,925
Mamma.com, Inc. (a)	1,751	3,835
Marchex, Inc. Class B	1,096	15,004
MIVA, Inc. (a)	1,130	3,865
NaviSite, Inc. (a)	4,792	18,258
NetEase.com, Inc. sponsored ADR (a)(d)	3,164	58,407
NetRatings, Inc. (a)	2,336	42,749
NIC, Inc. (a)	4,121	19,575
Omniture, Inc.	2,493	28,096
Online Resources Corp. (a)	1,172	12,482
Open Text Corp. (a)	2,085	39,252
Openwave Systems, Inc. (a)	4,304	36,154
Perficient, Inc. (a)	968	16,911
RADVision Ltd. (a)	774	15,604
RealNetworks, Inc. (a)	8,517	97,946
S1 Corp. (a)	4,554	23,817
Saba Software, Inc. (a)	1,951	10,535
SAVVIS, Inc. (a)	2,441	73,938
Selectica, Inc. (a)	3,816	6,525
Sify Ltd. sponsored ADR (a)	807	8,022
Sina Corp. (a)	2,328	65,743
SkillSoft PLC sponsored ADR (a)	4,444	27,775
Sohu.com, Inc. (a)	1,807	44,217
SonicWALL, Inc. (a)	4,281	43,024
Stellent, Inc.	1,834	24,649
Supportsoft, Inc. (a)	1,899	10,938
The Knot, Inc. (a)	1,598	44,057
TheStreet.com, Inc.	1,314	12,851
Tom Online, Inc. sponsored ADR (a)	357	5,127
Traffic.com, Inc.	945	7,683
Travelzoo, Inc. (a)	916	28,350
Tumbleweed Communications Corp. (a)	2,548	6,574
United Online, Inc.	3,049	40,948
ValueClick, Inc. (a)	5,022	124,897
VeriSign, Inc. (a)	11,079	289,273
Vignette Corp. (a)	1,475	24,824
VitalStream Holdings, Inc. (a)	1,412	13,612
Vitria Technology, Inc. (a)	2,830	7,641
Vocus, Inc.	1,065	17,264
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
WebEx Communications, Inc. (a)	2,141	$ 76,862
webMethods, Inc. (a)	2,953	21,055
Websense, Inc. (a)	2,445	62,470
WebSideStory, Inc. (a)	1,146	13,546
Website Pros, Inc.	761	6,491
Workstream, Inc. (a)	3,492	3,038
Yahoo!, Inc. (a)	63,846	1,723,204
Zix Corp. (a)	1,948	2,416
		11,948,347
IT Services - 1.7%
Acxiom Corp.	3,148	78,448
Answerthink, Inc. (a)	2,021	5,841
Applied Digital Solutions, Inc. (a)	2,524	5,553
Carreker Corp. (a)	1,578	11,472
Cass Information Systems, Inc.	396	15,301
CheckFree Corp. (a)	4,464	186,640
Cognizant Technology Solutions Corp. Class A (a)	6,439	525,165
Covansys Corp. (a)	1,832	41,733
CSG Systems International, Inc. (a)	2,185	60,590
Euronet Worldwide, Inc. (a)	1,760	58,274
ExlService Holdings, Inc.	1,219	27,537
Fiserv, Inc. (a)	7,757	396,460
Forrester Research, Inc. (a)	1,422	39,987
Gevity HR, Inc.	1,080	23,587
iGate Corp. (a)	3,607	23,482
Indus International, Inc. (a)	6,168	22,945
Infocrossing, Inc. (a)	1,386	19,751
Infosys Technologies Ltd. sponsored ADR	3,407	182,377
infoUSA, Inc.	3,259	39,564
Integral Systems, Inc.	467	11,250
Kanbay International, Inc. (a)	1,506	43,177
Lightbridge, Inc. (a)	1,901	25,093
Lionbridge Technologies, Inc. (a)	2,579	14,752
ManTech International Corp. Class A (a)	900	32,652
Ness Technologies, Inc. (a)	1,441	22,912
Paychex, Inc.	17,438	687,232
PFSweb, Inc. (a)	825	611
RightNow Technologies, Inc. (a)	1,333	22,048
Sapient Corp. (a)	7,385	40,322
SI International, Inc. (a)	733	25,237
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SM&A (a)	1,345	$ 7,599
Sykes Enterprises, Inc. (a)	1,737	29,929
Syntel, Inc.	1,969	58,125
TALX Corp.	1,620	40,419
Telvent GIT SA (a)	1,672	22,940
Zanett, Inc. (a)	4,463	6,382
		2,855,387
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,199	111,741
Semiconductors & Semiconductor Equipment - 9.3%
8X8, Inc. (a)(d)	7,286	11,949
Actel Corp. (a)	1,207	22,523
Advanced Analogic Technologies, Inc. (a)	2,022	11,202
Advanced Energy Industries, Inc. (a)	1,801	31,031
Altera Corp. (a)	16,603	330,234
AMIS Holdings, Inc. (a)	3,248	35,078
Amkor Technology, Inc. (a)	8,479	86,655
ANADIGICS, Inc. (a)	1,449	13,983
Applied Materials, Inc.	64,022	1,151,116
Applied Micro Circuits Corp. (a)	15,431	54,009
ARM Holdings PLC sponsored ADR	2,487	17,658
ASE Test Ltd. (a)	5,326	57,201
ASM International NV (NASDAQ) (a)	1,207	25,431
ASML Holding NV (NY Shares) (a)	7,382	183,812
Asyst Technologies, Inc. (a)	2,186	14,406
Atheros Communications, Inc. (a)	2,100	47,754
Atmel Corp. (a)	24,235	122,629
ATMI, Inc. (a)	1,581	51,398
Axcelis Technologies, Inc. (a)	5,523	35,292
Broadcom Corp. Class A (a)	21,746	713,921
Brooks Automation, Inc. (a)	3,658	51,102
Cabot Microelectronics Corp. (a)	1,188	37,600
California Micro Devices Corp. (a)	1,776	8,152
Cambridge Display Technologies, Inc. (a)(d)	1,180	6,844
Camtek Ltd. (a)	1,794	10,226
Centillium Communications, Inc. (a)	2,114	4,207
Ceva, Inc. (a)	1,525	10,248
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)(d)	3,997	23,602
Cirrus Logic, Inc. (a)	4,972	34,655
Cohu, Inc.	1,080	21,352
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Conexant Systems, Inc. (a)	22,312	$ 48,640
Credence Systems Corp. (a)	5,025	19,296
Cree, Inc. (a)	3,585	70,947
Cymer, Inc. (a)	1,743	82,357
Diodes, Inc. (a)	1,134	46,868
DSP Group, Inc. (a)	1,545	33,357
Eagle Test Systems, Inc.	696	10,774
EMCORE Corp. (a)	1,902	11,412
Entegris, Inc. (a)	6,313	67,297
ESS Technology, Inc. (a)	2,240	2,666
Exar Corp. (a)	2,103	28,538
FEI Co. (a)	1,743	42,372
FormFactor, Inc. (a)	2,238	83,612
Genesis Microchip, Inc. (a)	1,776	17,760
Hittite Microwave Corp. (a)	1,130	44,149
Ikanos Communications, Inc. (a)	1,247	11,235
Integrated Device Technology, Inc. (a)	9,332	153,978
Integrated Silicon Solution, Inc. (a)	1,825	11,352
Intel Corp.	265,384	5,665,948
Intersil Corp. Class A	6,727	166,628
Intevac, Inc. (a)	1,564	42,682
IXYS Corp. (a)	1,991	19,094
KLA-Tencor Corp.	9,204	475,571
Kopin Corp. (a)	3,996	14,466
Kulicke & Soffa Industries, Inc. (a)	2,899	23,743
Lam Research Corp. (a)	6,305	331,643
Lattice Semiconductor Corp. (a)	5,914	40,156
Leadis Technology, Inc. (a)	1,251	5,517
Linear Technology Corp.	14,090	452,853
LTX Corp. (a)	2,815	14,666
Marvell Technology Group Ltd. (a)	26,877	554,741
Mattson Technology, Inc. (a)	2,654	25,240
Maxim Integrated Products, Inc.	14,936	470,185
Micrel, Inc. (a)	4,769	55,082
Microchip Technology, Inc.	9,743	332,334
Microsemi Corp. (a)	2,974	61,413
Microtune, Inc. (a)	3,795	17,419
Mindspeed Technologies, Inc. (a)	4,644	7,895
MIPS Technologies, Inc. (a)	2,401	20,529
MKS Instruments, Inc. (a)	2,713	56,458
Monolithic Power Systems, Inc. (a)	2,050	21,833
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MoSys, Inc. (a)	1,840	$ 17,535
Nanometrics, Inc. (a)	1,193	10,224
Netlogic Microsystems, Inc. (a)	1,218	25,980
Nextest Systems Corp.	877	9,244
Novellus Systems, Inc. (a)	6,063	189,287
NVE Corp. (a)(d)	247	9,744
NVIDIA Corp. (a)	16,215	599,793
O2Micro International Ltd. sponsored ADR (a)	1,984	16,189
Omnivision Technologies, Inc. (a)	2,567	41,816
ON Semiconductor Corp. (a)	15,295	98,500
PDF Solutions, Inc. (a)	1,638	24,095
Pericom Semiconductor Corp. (a)	1,768	20,385
Photronics, Inc. (a)	1,709	26,951
Pixelworks, Inc. (a)	2,259	5,625
PLX Technology, Inc. (a)	1,955	26,451
PMC-Sierra, Inc. (a)	8,461	64,388
PortalPlayer, Inc. (a)	1,058	14,177
Power Integrations, Inc. (a)	1,300	36,218
Rambus, Inc. (a)	4,810	107,263
RF Micro Devices, Inc. (a)	9,366	72,212
Rudolph Technologies, Inc. (a)	1,313	21,047
Saifun Semiconductors Ltd.	1,360	22,916
Semitool, Inc. (a)	2,104	28,888
Semtech Corp. (a)	3,656	47,967
Sigma Designs, Inc. (a)	1,618	42,311
SigmaTel, Inc. (a)	1,592	7,196
Silicon Image, Inc. (a)	3,952	49,677
Silicon Laboratories, Inc. (a)	2,438	78,552
Silicon Motion Technology Corp. sponsored ADR (a)	724	11,866
Silicon Storage Technology, Inc. (a)	5,079	23,414
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	25,577	200,268
SiRF Technology Holdings, Inc. (a)	2,077	63,473
Skyworks Solutions, Inc. (a)	7,053	51,205
Spansion, Inc. Class A	5,130	74,949
Standard Microsystems Corp. (a)	900	28,683
STATS ChipPAC Ltd. sponsored ADR (a)	2,028	17,055
Supertex, Inc. (a)	846	39,694
Techwell, Inc.	1,111	19,220
Tessera Technologies, Inc. (a)	2,223	84,185
Therma-Wave, Inc. (a)	2,329	2,818
Tower Semicondutor Ltd. (a)	5,218	9,914
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Transmeta Corp. (a)	7,771	$ 9,014
Transwitch Corp. (a)	6,531	10,515
Trident Microsystems, Inc. (a)	2,248	47,163
TriQuint Semiconductor, Inc. (a)	7,555	38,077
Ultratech, Inc. (a)	1,243	16,196
Varian Semiconductor Equipment Associates, Inc. (a)	2,533	100,636
Veeco Instruments, Inc. (a)	1,602	30,086
Verigy Ltd.	2,644	47,169
Virage Logic Corp. (a)	1,579	14,243
Volterra Semiconductor Corp. (a)	1,561	26,459
White Electronic Designs Corp. (a)	1,498	8,299
Xilinx, Inc.	15,814	423,815
Zilog, Inc. (a)	3,063	12,313
Zoran Corp. (a)	2,250	33,548
		16,046,884
Software - 15.5%
Activision, Inc. (a)	12,322	210,090
Actuate Corp. (a)	4,644	25,124
Adobe Systems, Inc. (a)	26,755	1,073,678
Advent Software, Inc. (a)	1,453	53,122
Agile Software Corp. (a)	2,924	19,620
Altiris, Inc. (a)	1,314	32,574
Ansoft Corp. (a)	1,219	33,693
Ansys, Inc. (a)	1,762	82,726
Aspen Technology, Inc. (a)	2,073	20,212
Atari, Inc. (a)	4,391	2,590
Authentidate Holding Corp. (a)	2,920	4,497
Autodesk, Inc. (a)	10,785	444,126
BEA Systems, Inc. (a)	18,066	248,769
Blackbaud, Inc.	1,961	50,574
Blackboard, Inc. (a)	1,188	33,858
Borland Software Corp. (a)	4,250	22,483
Bottomline Technologies, Inc. (a)	1,303	13,642
Business Objects SA sponsored ADR (a)	2,030	78,805
Cadence Design Systems, Inc. (a)	12,858	236,330
Captaris, Inc. (a)	3,281	23,951
Catapult Communications Corp. (a)	1,197	10,366
CDC Corp. Class A (a)	5,129	46,520
Check Point Software Technologies Ltd. (a)	10,615	243,084
Citrix Systems, Inc. (a)	8,382	240,899
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Cognos, Inc. (a)	4,410	$ 180,413
CommVault Systems, Inc.	1,941	38,742
Compuware Corp. (a)	17,547	147,219
Concur Technologies, Inc. (a)	1,819	27,903
Convera Corp. Class A (a)(d)	3,302	15,453
Corel Corp.	1,005	13,216
Descartes Systems Group, Inc. (a)	3,601	14,031
Digimarc Corp. (a)	1,199	10,803
ECtel Ltd. (a)	103	500
Electronic Arts, Inc. (a)	13,969	780,169
Embarcadero Technologies, Inc. (a)	1,696	11,736
Epicor Software Corp. (a)	2,441	32,465
EPIQ Systems, Inc. (a)	973	15,198
eSpeed, Inc. Class A (a)	1,627	15,261
Evolving Systems, Inc. (a)	1,176	1,341
FalconStor Software, Inc. (a)	3,061	26,416
Hyperion Solutions Corp. (a)	2,663	97,892
i2 Technologies, Inc. (a)	1,059	20,460
Informatica Corp. (a)	4,490	54,105
Interactive Intelligence, Inc. (a)	1,277	22,373
InterVideo, Inc. (a)	722	9,350
Intervoice, Inc. (a)	2,046	13,729
Intuit, Inc. (a)	15,512	488,318
Jack Henry & Associates, Inc.	4,276	93,559
JDA Software Group, Inc. (a)	1,602	22,909
KongZhong Corp. sponsored ADR (a)	694	5,670
Kronos, Inc. (a)	1,455	51,303
Lawson Software, Inc. (a)	9,154	68,106
Macrovision Corp. (a)	2,400	66,360
Magic Software Enterprises Ltd. (a)	3,319	6,738
Magma Design Automation, Inc. (a)	1,722	15,429
Majesco Entertainment Co. (a)	1,035	1,490
Manhattan Associates, Inc. (a)	1,491	43,239
MapInfo Corp. (a)	795	10,534
Mentor Graphics Corp. (a)	3,427	57,951
MICROS Systems, Inc. (a)	1,843	93,846
Microsoft Corp.	459,888	13,488,484
MicroStrategy, Inc. Class A (a)	450	53,312
MSC.Software Corp. (a)	1,807	27,177
Napster, Inc. (a)	1,612	6,045
NDS Group PLC sponsored ADR (a)	881	41,425
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Net 1 UEPS Technologies, Inc. (a)	2,387	$ 57,240
NetScout Systems, Inc. (a)	3,025	23,625
Novell, Inc. (a)	16,800	105,504
Nuance Communications, Inc. (a)	7,168	73,472
Open Solutions, Inc. (a)	847	31,551
OpenTV Corp. Class A (a)	5,488	13,555
Opnet Technologies, Inc. (a)	1,263	20,372
Opsware, Inc. (a)	4,316	37,808
Oracle Corp. (a)	242,073	4,606,649
Parametric Technology Corp. (a)	5,820	112,675
Pegasystems, Inc.	2,164	21,856
Pervasive Software, Inc. (a)	1,948	7,266
Phoenix Technologies Ltd. (a)	2,331	11,305
Plato Learning, Inc. (a)	1,865	9,437
Progress Software Corp. (a)	1,779	48,229
QAD, Inc.	1,984	16,269
Quality Systems, Inc.	1,512	57,774
Quest Software, Inc. (a)	4,503	64,438
Radiant Systems, Inc. (a)	1,596	15,657
Red Hat, Inc. (a)	8,813	153,346
Renaissance Learning, Inc.	1,600	27,024
Retalix Ltd. (a)	958	16,190
SCO Group, Inc. (a)	933	1,866
Secure Computing Corp. (a)	2,682	17,406
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,354	26,186
Smith Micro Software, Inc. (a)	922	14,752
Sonic Solutions, Inc. (a)	1,167	18,380
SPSS, Inc. (a)	1,206	34,021
SumTotal Systems, Inc. (a)	2,045	14,356
Symantec Corp. (a)	43,225	916,370
Synchronoss Technologies, Inc.	1,410	21,094
Synopsys, Inc. (a)	7,320	187,026
Synplicity, Inc. (a)	2,564	17,435
Take-Two Interactive Software, Inc. (a)	2,982	51,768
The9 Ltd. sponsored ADR (a)	535	14,664
THQ, Inc. (a)	2,732	88,927
TIBCO Software, Inc. (a)	10,760	100,176
Transaction Systems Architects, Inc. Class A (a)	1,915	64,784
Ulticom, Inc. (a)	2,308	23,934
Ultimate Software Group, Inc. (a)	1,221	29,438
Unica Corp. (a)	748	10,023
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
VA Software Corp. (a)	3,888	$ 17,729
Vasco Data Security International, Inc. (a)	1,824	21,468
Verint Systems, Inc. (a)	1,527	52,101
Wind River Systems, Inc. (a)	4,089	43,793
Witness Systems, Inc. (a)	1,744	33,119
		26,794,061
TOTAL INFORMATION TECHNOLOGY		85,773,381
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,764	40,202
Akzo Nobel NV sponsored ADR	2,238	128,014
Altair Nanotechnologies, Inc. (a)	3,365	10,869
Hawkins, Inc.	686	9,686
ICO, Inc. (a)	1,381	8,521
Innospec, Inc.	613	26,102
Landec Corp. (a)	1,318	12,626
LESCO, Inc. (a)	824	6,765
Methanex Corp.	5,366	132,735
Pioneer Companies, Inc. (a)	647	17,475
Sigma Aldrich Corp.	3,028	230,461
Symyx Technologies, Inc. (a)	1,653	36,135
Zoltek Companies, Inc. (a)(d)	1,079	24,224
		683,815
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,678	10,437
United States Lime & Minerals, Inc. (a)	414	14,358
		24,795
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	500	25,735
Amcor Ltd. sponsored ADR	252	5,975
Caraustar Industries, Inc. (a)	2,218	17,411
Silgan Holdings, Inc.	1,879	81,060
Smurfit-Stone Container Corp.	11,609	124,565
		254,746
Metals & Mining - 0.5%
Aber Diamond Corp.	2,726	100,204
Anglo American PLC ADR	1,521	35,576
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Century Aluminum Co. (a)	1,418	$ 60,478
Chaparral Steel Co.	2,103	97,790
DRDGOLD Ltd. sponsored ADR (a)	8,256	9,412
Gibraltar Industries, Inc.	1,368	29,973
Kaiser Aluminum Corp. (a)	863	49,191
Lihir Gold Ltd. sponsored ADR (a)	767	18,722
NN, Inc.	1,262	14,425
Northwest Pipe Co. (a)	578	18,554
Novamerican Steel, Inc. (a)	524	18,864
Olympic Steel, Inc.	740	19,196
Pan American Silver Corp. (a)	3,495	90,660
Randgold Resources Ltd. sponsored ADR (a)	2,123	48,702
Royal Gold, Inc.	1,166	37,149
Schnitzer Steel Industries, Inc. Class A	918	37,473
Silver Standard Resources, Inc. (a)	2,822	87,821
Steel Dynamics, Inc.	4,478	145,625
Steel Technologies, Inc.	555	9,574
Wheeling Pittsburgh Corp. (a)	596	10,478
		939,867
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	1,139	13,440
TOTAL MATERIALS		1,916,663
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	1,997	30,135
Arbinet-thexchange, Inc. (a)	1,128	6,689
Atlantic Tele-Network, Inc.	681	19,340
Broadwing Corp. (a)	4,145	62,714
Cbeyond, Inc.	1,057	34,733
Cogent Communications Group, Inc. (a)	2,310	36,614
Commonwealth Telephone Enterprises, Inc.	1,116	46,504
Consolidated Communications Holdings, Inc.	1,216	22,520
CT Communications, Inc.	1,324	26,983
D&E Communications, Inc.	1,484	18,832
Eschelon Telecom, Inc. (a)	1,073	19,464
General Communications, Inc. Class A (a)	2,744	41,873
Global Crossing Ltd. (a)	1,602	41,364
Globalstar, Inc.	2,773	38,600
Golden Telecom, Inc.	1,700	69,003
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
HickoryTech Corp.	1,699	$ 11,995
Level 3 Communications, Inc. (a)	52,885	282,406
North Pittsburgh Systems, Inc.	1,188	28,809
NTELOS Holding Corp.	2,177	34,222
Shenandoah Telecommunications Co.	272	13,023
SureWest Communications	846	20,947
Talk America Holdings, Inc. (a)	1,663	13,271
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	5,580	101,779
U.S. LEC Corp. Class A (a)(d)	3,586	30,230
Warwick Valley Telephone Co.	702	13,163
		1,065,213
Wireless Telecommunication Services - 0.8%
@Road, Inc. (a)	2,434	15,870
America Movil SA de CV Series A sponsored ADR	375	16,703
Centennial Communications Corp. Class A	4,845	31,541
Dobson Communications Corp. Class A	7,947	68,742
FiberTower Corp. (a)(d)	6,093	33,146
ICO Global Communications Holdings Ltd. Class A (a)	6,496	32,155
InPhonic, Inc. (a)(d)	1,507	16,984
IPCS, Inc. (a)	687	36,322
Leap Wireless International, Inc. (a)	3,118	176,947
Millicom International Cellular SA (a)	4,760	272,558
NII Holdings, Inc. (a)	7,077	459,510
Rural Cellular Corp. Class A (a)	787	9,373
SBA Communications Corp. Class A (a)	4,674	132,601
USA Mobility, Inc.	1,638	39,869
Wireless Facilities, Inc. (a)	3,888	9,098
		1,351,419
TOTAL TELECOMMUNICATION SERVICES		2,416,632
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	792	27,213
Otter Tail Corp.	1,471	45,219
		72,432
Gas Utilities - 0.0%
EnergySouth, Inc.	788	30,070
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,637	58,539
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Water Utilities - 0.1%
Artesian Resources Corp. Class A	807	$ 15,301
Cadiz, Inc. (a)	667	13,780
Connecticut Water Service, Inc.	554	12,105
Consolidated Water Co., Inc.	862	20,490
Middlesex Water Co.	628	11,675
Pure Cycle Corp. (a)	1,884	14,733
Southwest Water Co.	1,926	25,096
		113,180
TOTAL UTILITIES		274,221
TOTAL COMMON STOCKS (Cost $174,829,141)		171,017,947
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.86% to 5.02% 12/21/06 (e) (Cost $109,700)	$ 110,000	109,687
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	713,675	713,675
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	2,197,545	2,197,545
TOTAL MONEY MARKET FUNDS (Cost $2,911,220)		2,911,220
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $177,850,061)		174,038,854
NET OTHER ASSETS - (1.0)%		(1,784,759)
NET ASSETS - 100%		$ 172,254,095
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
34 NASDAQ 100 E-Mini Index Contracts	Dec. 2006	$ 1,220,430	$ 30,287

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $109,687.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,580
Fidelity Securities Lending Cash Central Fund	69,826
Total	$ 85,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2006

Assets
Investment in securities, at value (including securities loaned of $2,150,274) - See accompanying schedule: Unaffiliated issuers (cost $174,938,841)	$ 171,127,634
Fidelity Central Funds (cost $2,911,220)	2,911,220
Total Investments (cost $177,850,061)		$ 174,038,854
Cash		134
Receivable for investments sold		38,388,497
Dividends receivable		156,426
Interest receivable		2,403
Receivable from investment adviser for expense reductions		36,012
Other receivables		10,514
Total assets		212,632,840

Liabilities
Payable for investments purchased	$ 26,457
Payable for fund shares redeemed	37,976,079
Accrued management fee	35,732
Distribution fees payable	30,926
Payable for daily variation on futures contracts	680
Other affiliated payables	5,583
Other payables and accrued expenses	105,743
Collateral on securities loaned, at value	2,197,545
Total liabilities		40,378,745

Net Assets		$ 172,254,095
Net Assets consist of:
Paid in capital		$ 175,642,154
Undistributed net investment income		207,232
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		185,844
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,781,135)
Net Assets, for 1,800,000 shares outstanding		$ 172,254,095
Net Asset Value, offering price and redemption price per share ($172,254,095 ÷ 1,800,000 shares)		$ 95.70

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2006

Investment Income
Dividends		$ 878,881
Interest		7,616
Income from Fidelity Central Funds (including $69,826 from security lending)		85,406
Total income		971,903

Expenses
Management fee	$ 283,630
Transfer agent and custody fees	138,964
Distribution fees	106,264
Licensing fees	61,553
Accounting and security lending fees	44,634
Independent trustees' compensation	434
Registration fees	157
Audit	70,811
Legal	4,539
Miscellaneous	7,680
Total expenses before reductions	718,666
Expense reductions	(365,460)	353,206
Net investment income (loss)		618,697
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,408,022
Foreign currency transactions	2,329
Futures contracts	(9,115)
Total net realized gain (loss)		23,401,236
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,944,630)
Assets and liabilities in foreign currencies	(215)
Futures contracts	24,433
Total change in net unrealized appreciation (depreciation)		(12,920,412)
Net gain (loss)		10,480,824
Net increase (decrease) in net assets resulting from operations		$ 11,099,521

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2006	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 618,697	$ 513,402
Net realized gain (loss)	23,401,236	9,212,563
Change in net unrealized appreciation (depreciation)	(12,920,412)	(3,693,092)
Net increase (decrease) in net assets resulting from operations	11,099,521	6,032,873
Distributions to shareholders from net investment income	(506,000)	(1,827,000)
Distributions to shareholders from net realized gain	(700,000)	-
Total distributions	(1,206,000)	(1,827,000)
Share transactions Proceeds from sales of shares	180,241,895	50,797,714
Cost of shares redeemed	(141,451,412)	(65,298,653)
Net increase (decrease) in net assets resulting from share transactions	38,790,483	(14,500,939)
Total increase (decrease) in net assets	48,684,004	(10,295,066)

Net Assets
Beginning of period	123,570,091	133,865,157
End of period (including undistributed net investment income of $207,232 and undistributed net investment income of $109,514, respectively)	$ 172,254,095	$ 123,570,091
Other Information Shares
Sold	2,000,000	600,000
Redeemed	(1,600,000)	(800,000)
Net increase (decrease)	400,000	(200,000)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 88.26	$ 83.67	$ 78.44	$ 72.69
Income from Investment Operations
Net investment income (loss) D	.47	.36	1.00 G	.06
Net realized and unrealized gain (loss)	7.87	5.40	4.43	5.69
Total from investment operations	8.34	5.76	5.43	5.75
Distributions from net investment income	(.40)	(1.17)	(.20)	-
Distributions from net realized gain	(.50)	-	-	-
Total distributions	(.90)	(1.17)	(.20)	-
Net asset value, end of period	$ 95.70	$ 88.26	$ 83.67	$ 78.44
Total Return B, C	9.54%	6.96%	6.94%	7.91%
Ratios to Average Net Assets E, I
Expenses before reductions	.61%	.59%	.56%	.51% A
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%A
Expenses net of all reductions	.30%	.30%	.30%	.30%A
Net investment income (loss)	.52%	.44%	1.26%	.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,254	$ 123,570	$ 133,865	$ 180,423
Portfolio turnover rate F, J	7%	9%	8%	10%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.83 per share.

H For the period September 25, 2003 (commencement of operations) to November 30, 2003.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2006

1. Significant Accounting Policies.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded and a non-diversified fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NASDAQ that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result,

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

no provision for income taxes is required in the accompanying financial statements. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, futures transactions, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,569,865
Unrealized depreciation	(12,385,196)
Net unrealized appreciation (depreciation)	(3,815,331)
Undistributed ordinary income	178,858

Cost for federal income tax purposes	$ 177,854,185

The tax character of distributions paid was as follows:

	November 30, 2006	November 30, 2005
Ordinary Income	$ 506,000	$ 1,827,000
Long-term Capital Gains	700,000	-
Total	$ 1,206,000	$ 1,827,000

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement

Annual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and in-kind transactions, aggregated $8,417,466 and $9,887,621, respectively.

Securities received and delivered on an in-kind basis aggregated $180,117,466 and $141,356,841, respectively. Realized gain (loss) of $23,153,111 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of .09% of average net assets. The total amounts paid to and retained by FDC were $106,264 and $0, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

6. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2008. Some expenses, for example interest expense, are excluded from this waiver. During the period, this waiver reduced the Fund's expenses by $365,460.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the Fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $85,000.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 18, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 348 funds advised by FMR or an affiliate. Mr. McCoy oversees 350 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006- present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005- present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994- 2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (73)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Eric D. Roiter (58)

Year of Election or Appointment: 2003

Secretary of Fidelity Nasdaq Composite Index Tracking Stock. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2007

President and Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-
present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2003

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Nasdaq Composite Index Tracking Stock. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2006, $139,511, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Nasdaq Composite Index Tracking Stock

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally transfer agents, custodians, and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2005, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Nasdaq Composite Index Tracking Stock

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with broader investment mandates than those of the fund, which is managed to track the performance of a specified securities index. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 58% means that 42% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2005. The Board also considered that, following discussions with the Board, FMR contractually agreed to waive a portion of its management fee until January 31, 2008, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 30 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-UANN-0107
1.795568.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, November 30, 2006, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Nasdaq Composite Index Tracking Stock (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Nasdaq Composite Index Tracking Stock	$67,000	$62,000
All funds in the Fidelity Group of Funds audited by PwC	$13,500,000	$12,100,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Nasdaq Composite Index Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Nasdaq Composite Index Fund	$39,000	$33,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,500,000	$5,400,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005 A
Fidelity Nasdaq Composite Index Tracking Stock	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005 A
Fidelity Nasdaq Composite Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006 A	2005A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Nasdaq Composite Index Tracking Stock	$2,700	$2,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Nasdaq Composite Index Fund	$4,200	$3,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Nasdaq Composite Index Tracking Stock	$900	$1,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Nasdaq Composite Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$145,000	$170,000
Deloitte Entities	$180,000	$160,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2006 and November 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate fees billed by PwC of $1,290,000A and $1,225,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$150,000	$150,000
Non-Covered Services	$1,140,000	$1,075,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

For the fiscal years ended November 30, 2006 and November 30, 2005, the aggregate fees billed by Deloitte Entities of $875,000A and $250,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$185,000	$150,000
Non-Covered Services	$690,000	$100,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of November 30, 2006, the members of the audit committee were Marie L. Knowles, Albert R. Gamper, Jr., George H. Heilmeier, William O. McCoy, and Kenneth L. Wolfe. Effective January 2007, the members of the audit committee are Marie L. Knowles, George H. Heilmeier, James H. Keyes, and Kenneth L. Wolfe.

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Fund:

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007